Registration Nos. 333-196172
811-08561

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM [N-6]
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No.	☒
Post-Effective Amendment No. [23]	☐
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. [218]	☒

AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL-R
(Exact Name of Registrant)

AMERICAN GENERAL LIFE INSURANCE COMPANY
(Name of Depositor)

2727-A Allen Parkway
Houston, Texas 77019-2191
(Address of Depositor’s Principal Executive Offices) (Zip Code)
(800) 871-2000
(Depositor’s Telephone Number, including Area Code)
Trina Sandoval, Esq.
American General Life Insurance Company
21650 Oxnard Street
Woodland Hills, California 91367
(Name and Address of Agent for Service for Depositor and Registrant)
Copy to:
Kim DeGennaro, Esq.
American General Life Insurance Company
2919 Allen Parkway, L4-01
Houston, Texas 77019

Approximate Date of Proposed Public Offering: Continuous.
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2026 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PLATINUM CHOICE VUL 2
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES (the “Policies”) issued by American General Life Insurance Company (“AGL,” “Company,” “we,” or “us”) through its Separate Account VL-R (“Separate Account”)
This Prospectus is dated May 1, 2026
This prospectus describes all material rights and features of the Platinum Choice VUL 2 flexible premium variable universal life insurance Policies issued by AGL. The Policies were formerly named AG Platinum Choice VUL 2.
The Policies provide life insurance coverage with flexibility in death benefits, premium payments and investment options. During the lifetime of the insured person, you may designate or change the beneficiary to whom the death benefit is paid upon the insured person’s death. The Policy owner and the insured person can be the same person. Our use of “you” generally means the owner and insured person are the same person. You choose one of two death benefit Options.
The “Index of Special Words and Phrases” will refer you to pages that contain more information about many of the words and phrases that we use in this prospectus. All of the words and phrases listed in the Index will be underlined and written in bold the first time they appear in this prospectus. Please check the Index of Special Words and Phrases to locate the page in this prospectus that will help to explain each underlined and bolded word or phrase listed in the Index.
This prospectus generally describes the investment options available under the Policy. The AGL fixed interest account (“Fixed Account”) is the fixed investment option for these Policies. You can also invest in one or more of the Policy’s underlying mutual funds (“Funds”) through the Policy’s variable investment options.
Please read this prospectus carefully and keep it for future reference.
There is no guaranteed cash surrender value for amounts allocated to the variable investment options.
During the first 5 Policy years, if the accumulation value reduced by any outstanding loan amount is insufficient to cover the charges due under the Policy, the Policy may terminate without value.
After the first 5 Policy years, if the cash surrender value (the accumulation value less any applicable surrender charge, less any outstanding loan amount) is insufficient to cover the charges due under the Policy, the Policy may terminate without value.
Buying this Policy might not be a good way of replacing your existing insurance or adding more insurance. We offer several different insurance policies to meet the diverse needs of our customers. Our policies provide different features, benefits, programs and investment options offered at different fees and expenses. When working with your insurance representative to determine the best product to meet your needs, you should consider among other things, whether the features of this Policy and the related fees provide the most appropriate package to help you meet your life insurance needs. You should consult with your insurance representative or financial advisor.
Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.
The Policies are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable universal life insurance policy is subject to investment risks, including possible loss of principal invested.
Effective March 19, 2021, AGL no longer sells these Policies, but we continue to accept premiums under existing Policies. The Policies were available in all states except New York. This prospectus does not offer the Policies in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, or on sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different. Please read the prospectus carefully for more detailed information regarding features and benefits of the Policy, as well as the risks of investing.
Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
Early withdrawals under the Policy are subject to surrender charges.
• Policies with an application signed on or after October 7, 2019. If you withdraw money from your Policy within 19 Policy years after you purchase the Policy or increase the Policy’s specified amount, you will be assessed a surrender charge of up to 5% of the specified amount, declining to 0% over that time period.
• Policies with an application signed before October 7, 2019. If you withdraw money from your Policy within 9 Policy years after you purchase the Policy or increase the Policy’s specified amount, you will be assessed a surrender charge of up to 4.5% of the specified amount, declining to 0%
over that time period.
For example, assuming your Policy has $100,000 in specified amount and you make an early withdrawal, you could pay a surrender charge of up to
$5,000 if your Policy application was signed on or after October 7, 2019 or
$4,500 if your Policy application was signed before October 7, 2019.
Fee Table Charges Under the Policy – Surrender Charge
Transaction Charges
In addition to surrender charges, you may also be charged for other transactions. You may be subject to charges upon making premium payments, taking partial surrenders, transferring accumulation value between investment options, requesting Policy illustrations, and exercising certain riders. There may also be taxes on premium payments.
Fee Table Charges Under the Policy
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy, the cost of optional benefits available under the Policy, and loan interest on outstanding Policy loans. Certain such fees and expenses are set based on characteristics of the insured (e.g., age, sex, and rating classification). You should view your
Policy’s specifications page for rates applicable to your Policy.
You will also bear expenses associated with the Funds under the Policy, as shown in the following table:
Fee Table Charges Under the Policy APPENDIX A – FUNDS AVAILABLE UNDER THE POLICY
	Annual Fee	Minimum	Maximum
	Investment options	0.31	2.44
RISKS
Risk of Loss	You can gain or lose money by investing in this Policy, including possible loss of your principal investment.			Principal Risks of Investing in the Policy
Not a Short- Term Investment
• This Policy is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash.
• If you fully or partially surrender the Policy, you may be subject to income taxes and significant surrender charges.
• A full surrender terminates the Policy, including all Policy benefits. A fully surrendered Policy cannot be reinstated.
• Partial surrenders reduce your death benefit and may reduce or terminate other Policy benefits. Partial surrenders are not available until after the first
Policy year, must be at least $500, and must not reduce the death benefit below $100,000.
Principal Risks of Investing in the Policy POLICY TRANSACTIONS
Risks Associated with	• An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Policy.			Principal Risks of Investing in the Policy

	RISKS	Location in Prospectus
Investment Options	• Each investment option (including the Fixed Account) has its own unique risks. • You should review the investment options before making an investment decision.
Insurance Company Risks
An investment in the Policy is subject to the risks related to us, American
General Life Insurance Company (“AGL”). Any obligations (including under the Fixed Account), guarantees, or benefits of the Policy are subject to our claims-paying ability. More information about us is available upon request by calling our Administrative Center at 1-800-340-2765 or by visiting
www.corebridgefinancial.com/AGVUL.
Principal Risks of Investing in the Policy GENERAL INFORMATION – American General Life Insurance Company Fixed Account
Contract Lapse
Insufficient premium payments, fees and expenses, poor investment performance, partial surrenders, and unpaid loans or loan interest may cause the Policy to lapse. Your policy lapse may also be considered a tax reportable event. There is a cost associated with reinstating a lapsed Policy. Death benefits will not be paid if the Policy has lapsed.
Principal Risks of Investing in the Policy Policy Lapse and Reinstatement
RESTRICTIONS
Investments
• Certain investment options may not be available under your Policy.
• We will assess a charge for each transfer between variable investment options after the 12th transfer in a Policy year.
• Your transfers between the variable investment options are subject to policies designed to deter market timing.
• You may transfer amounts from the Fixed Account only during the 60 days following each Policy anniversary, and the transferrable amount is limited to the greater of 25% of the Fixed Account’s unloaned accumulation value or the amount you transferred from the Fixed Account during the prior
Policy year.
• The minimum transfer amount from an investment option is $500. If less than $500 would remain in an investment option after a transfer, the entire amount must be transferred.
We reserve the right to remove or substitute Funds as investment options
Variable Investment Options Policy Features – Changing Your Investment Option Allocation Fixed Account Additional Rights We Have APPENDIX A – FUNDS AVAILABLE UNDER THE POLICY
Optional Benefits
• Additional restrictions and limitations apply under the Policy’s optional benefits.
• Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
• If you own or exercise certain optional benefits, not all investment options are available. You must invest in accordance with the applicable investment requirements. We reserve the right to modify the investment requirements at any time.
Other Benefits Available Under the Policy – Optional Benefits Additional Information About Policy Riders

	TAXES	Location in Prospectus
Tax Implications
• You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.
• If you purchased the Policy through a tax-qualified plan, there is no additional tax benefit under the Policy. Earnings under your Policy are taxed at ordinary income tax rates when withdrawn. If your Policy is a modified endowment contract, you may have to pay a tax penalty if you take a withdrawal before age 59½.
• The tax treatment of withdrawals and loans under the Policy may differ.
Federal Tax Considerations
CONFLICTS OF INTEREST
Investment Professional Compensation
Your financial representative may receive compensation for selling this Policy to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this Policy with your financial representative’s firm. Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our policies over other variable life insurance policies (or other investments) with respect to which a selling firm does not receive the same level of additional compensation.
Federal Tax Considerations
Exchanges
Some financial representatives may have a financial incentive to offer you a new policy in place of the one you already own. You should exchange a policy you already own only if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new contract rather than continue to own your existing policy.
Charges Under the Policy-Distribution of the Policies

OVERVIEW OF THE POLICY

Purpose
The Policy is a variable universal life insurance policy. It provides for a death benefit to help financially protect your chosen beneficiary. This Policy may be appropriate for you if you have a long investment time horizon and the Policy’s terms and conditions are consistent with your financial goals. It is not intended for people whose liquidity needs require early or frequent withdrawals or for people who intend to frequently trade in the Policy’s variable investment options.
We pay death benefit proceeds to the chosen beneficiary when the insured person under the Policy dies. You tell us how much life insurance coverage you want. We call this the “specified amount” of insurance. Death benefit proceeds will be decreased by any outstanding Policy loans and loan interest. We also provide a guarantee of a death benefit, contingent upon payment of the required premiums, equal to the specified amount (less any indebtedness) and any benefit riders for a specified period.
Premiums
After you pay the initial premium, you can generally pay premiums at any time and in any amount (i.e., flexible premiums). Your ability to make premium payments may be restricted by federal tax law. We reserve the right to reject any premium.
Payment of insufficient premiums may result in a lapse of your Policy. You may need to pay extra premiums to prevent a lapse, even if you make planned or automatic premium payments. Your Policy will remain in force so long as it has enough value to pay the charges due under the Policy.
•
During the first 5 Policy years, your Policy will remain in force as long as (i) you invest enough to ensure that your Policy’s accumulation value, less any outstanding loan amount, is sufficient to cover charges due under the Policy or (ii) any applicable “guarantee period benefit” rider (i.e., lapse protection benefit rider or 20-year benefit rider) remains in effect.
•
After the first 5 Policy years, your Policy will remain in force as long as (i) you invest enough to ensure that your Policy’s cash surrender value (i.e., the accumulation value less any applicable surrender charge and outstanding loan amount) is sufficient to cover charges due under the Policy or (ii) any applicable guarantee period benefit rider remains in effect.
You may allocate your premiums and accumulation value among the Policy’s available investment options. The investment options include:
•
Variable investment options. When you invest in a variable investment option, you are indirectly investing in the variable investment option’s underlying Fund. The Funds have different investment objectives, strategies, and risks. You can gain or lose money if you invest in a variable investment option.
Additional information about each Fund is provided in an appendix to this prospectus. Please refer to APPENDIX A – FUNDS AVAILABLE UNDER THE POLICY.
•
Fixed Account. When you invest in the Fixed Account, your principal is guaranteed and earns interest based on a rate set and guaranteed by the AGL. The minimum annual effective interest rate is 2%. We may declare higher rates of interest, but are not obligated to do so.
Your accumulation value is the sum of your amounts in the variable investment options and the Fixed Account. Your accumulation value will vary from day to day, depending on the investment performance of the variable investment options you choose, interest we credit to your Fixed Account investments, charges we deduct, and other transactions under the Policy (e.g., partial surrenders and loans).
Policy Features
•
Flexibility. The Policy is designed to be flexible. While the insured person is living, you, as the owner of the Policy, may exercise all of the rights and options described in the Policy. You may, within limits, (1) change the amount of insurance, (2) borrow or withdraw amounts you have invested, (3) choose when and how much you invest, (4) choose whether your accumulation value upon the insured person’s death will be added to the insurance proceeds we otherwise will pay to the beneficiary, and (5) add or delete certain other optional benefits that we make available by rider to your Policy.
•
Accessing Your Money. At any time while the Policy is in force, you may fully surrender your Policy in return for its cash surrender value. A full surrender will terminate your Policy and it cannot be reinstated. At any time after the first Policy year and before the Policy’s maturity date, you may partially surrender your Policy’s cash surrender value. A partial surrender must be at least $500 and must not reduce the death benefit below $100,000. Partial surrenders will also reduce your accumulation value and death benefit and will increase your risk of lapse. Both full and partial surrenders may be subject to surrender charges and surrender processing fees, and may have adverse tax consequences.
•
Death Benefit Options. You must choose between death benefit Option 1 or Option 2 at the time of your application. After choosing a death benefit option, you may change it at any time before the Policy’s maturity date.
○
Death Benefit Option 1: Provides for a death benefit that is equal to the specified amount on the date of the insured person’s death.
○
Death Benefit Option 2: Provides for a death benefit that is equal to the sum of (a) the specified amount on the date of the insured person’s death and (b) the Policy’s accumulation value as of the date of death.
•
Loans. You may take a loan from your Policy at any time. The maximum loan amount you may take is equal to your Policy’s cash surrender value less three times the amount of the charges we assess against your accumulation value on a monthly basis, less loan interest that will be payable on your loan to your next Policy anniversary. We reserve the right at any time to limit the maximum loan amount to 90% of your accumulation value. The minimum loan you may take is $500. When you take a loan, we remove from your investment options an amount equal to your loan and hold that part of your accumulation value in the Fixed Account as loan collateral. Interest on outstanding loans accrues daily at a net maximum annual effective rate of 0.75%. After the 10th Policy year, you may take preferred loans from your Policy, subject to limitations. Preferred loans accrue daily interest at a net maximum annual effective rate of 0.25%. Taking a loan may have tax consequences, will reduce the death benefit, and will increase your risk of lapse.
•
Tax Treatment. The Policy is designed to afford the tax treatment normally accorded life insurance contracts under federal tax law. Generally, under current federal tax law, the death benefit under a qualifying life insurance policy is excludable from the gross income of the beneficiary. In addition, under a qualifying life insurance policy, cash value builds up on a tax deferred basis and transfers of cash value among the available investment options under the policy may be made income tax free. The tax treatment of Policy loans and distributions may vary depending on whether the Policy is a modified endowment contract. See “Federal Tax Considerations” for further information. You should consult a tax advisor regarding all tax considerations relating to your Policy, including the Internal Revenue Code’s limits on premiums that may be paid on life insurance policies.
•
Supplemental Benefit Riders. The Policy offers additional benefits, or “riders,” that provide you with supplemental benefits under the Policy. Certain riders are no longer available or may not have been available in certain states. Certain riders may have been automatically added to your Policy depending on when your Policy was issued and the other riders you elected, if any. The Policy’s supplemental benefit riders include:
○
Riders increasing or guaranteeing the amount payable upon surrender of the Policy (i.e., enhanced surrender value / return of premium rider; guaranteed minimum cash value rider). These riders are not subject to an additional charge.
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Riders that increase the amount payable upon your death or make an amount payable upon the death of a family member or another person (i.e., accidental death benefit rider; children’s term life insurance rider; spouse term rider). These riders are subject to an additional charge.
○
Riders that pay a benefit, or that help you keep the Policy in force, if you become terminally ill or disabled (i.e., terminal illness rider; waiver of monthly deduction rider; waiver of specified premium rider; Accelerated Access SolutionSM / chronic illness accelerated death benefit rider). These riders are subject to an additional charge.
○
Riders that help prevent your Policy from lapsing (i.e., lapse protection benefit rider; 20-year benefit rider; overloan protection rider). The lapse protection benefit rider and overloan protection rider may be subject to an additional charge depending on when it was added to your Policy. The 20-year benefit rider is not subject to an additional charge.
○
A rider that provides for payment to the beneficiary of all or part of the death benefit in installment payments (i.e., death benefit installment rider / select income rider). This rider is not subject to an additional charge.
•
Additional Features and Services. Additional features and services under the Policy are summarized below. There are no additional charges associated with these features and services. Not all features and services may be available under your Policy.
○
Planned Periodic Premiums. You can select a planned periodic premium plan to pay premiums on a monthly, quarterly, semi-annual, or annual basis. You are not required to pay premiums according to a selected plan.

○
Automatic Premium Payments. You may choose to have premiums automatically deducted from your bank account or other source under our automatic payment plan.
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Dollar Cost Averaging (DCA). The dollar cost averaging feature automatically transfers accumulation value from a variable investment option of your choice to one or more other variable investment options on a regular basis. Automatic transfers do not count towards the number of free transfers per Policy year.
○
Automatic Rebalancing. The automatic rebalancing feature automatically rebalances your accumulation value in the variable investment options to correspond to your premium allocation designation. Automatic rebalancing does not count towards the number of free transfers per Policy year.
○
Account Value Enhancement. This feature may provide for a credit to your accumulation value at the end of the 21st Policy year and at the end of each Policy year thereafter.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy, or transfer cash value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium Expense Charge	Upon receipt of each premium payment
For Policies with an application received on or after May 30, 2020[1]
Minimum Charge		2% as a percentage of the remaining premium payment after deduction of any premium taxes
Maximum Charge		25% as a percentage of the remaining premium payment after deduction of any premium taxes
Charge for a representative insured – 38 year old male, preferred non-tobacco, with a specified amount of $360,000		Year 1: 20% Years 2-10: 20.3% Years 11+ : 10.1%
For Policies with an application signed on or after October 7, 2019 through May 29, 2020[1]
Minimum Charge		2% as a percentage of the remaining premium payment after deduction of any premium taxes
Maximum Charge		25% as a percentage of the remaining premium payment after deduction of any premium taxes
Charge for a representative insured – 38 year old male, preferred non-tobacco, with a specified amount of $360,000		Year 1-5: 15% Years 2-10: 11% Years 11+: 5.7%
For Policies with an application signed before October 7, 2019[2]		10% as a percentage of the remaining premium payment after deduction of any premium taxes
Premium Taxes[3]	Upon receipt of each premium payment	3.5% of the premium payment
Surrender Charge[4]	Upon a partial or full surrender
For Policies with an application signed on or after October 7, 2019
Minimum Charge		$3 per $1,000 of specified amount
Maximum Charge		$50 per $1,000 of specified amount
Charge for a representative insured – 38 year old male, preferred non-tobacco, with a specified amount of $360,000		$24 per $1,000 of specified amount

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
For Policies with an application signed before October 7, 2019
Minimum Charge		$2 per $1,000 of specified amount
Maximum Charge		$45 per $1,000 of specified amount
Charge for a representative insured – 38 year old male, preferred non-tobacco, with a specified amount of $360,000		$19 per $1,000 of specified amount
Partial Surrender Processing Fee	Upon a partial surrender	The lesser of $25 or 2.0% of the amount of the partial surrender (Current charge: The lesser of $10 or 2.0% of the amount of the partial surrender)
Transfer Fees[5]	Upon a transfer of accumulation value after the first 12 transfers in a Policy year	$25 for each transfer (Current charge: $25 for each transfer)
Illustration Charge	Upon each request after the first in a Policy year	$25 (Current charge: $0)
Overloan Protection Rider	At time of rider exercise	5.0% of accumulation value (Current charge: 3.5% of accumulation value)
Terminal Illness Rider – Administrative Fee	At time of rider claim	$250 (Current charge: $150)
1
For Policies with an application received on or after May 30, 2020 or signed on or after October 7, 2019 through May 29, 2020, the premium expense charge varies based on individual characteristics (sex, age, and premium class), Policy year, and specified amount. The maximum guaranteed charge is a flat 25%; current charges may vary. The current minimum charge is 2%. The current charge for the representative insured as shown in the table is as follows:
•
For Policies with an application received on or after May 30, 2020, 20% in Policy year 1, 20.3% in Policy years 2-10, and 10.1% in Policy years 11+.
•
For Policies with an application signed on or after October 7, 2019 through May 29, 2020, 15% in Policy year 1, 11% in Policy years 2-10, and 5.7% in Policy years 11+.
The current charge for the representative insured as shown in the table may not be representative of the charge you will pay. More detailed information concerning your premium expense charge is available free of charge on request from our Administrative Center shown under “Contact Information.”
2
For Policies with an application signed:
•
On or after July 1, 2018 through October 6, 2019, the current charge is: 5% in Policy years 1-5, 2% in Policy years 6-10, and 2% in Policy years 11+.
•
On or after July 1, 2017 through June 30, 2018, the current charge is: 7% in Policy years 1-5, 5% in Policy years 6-10, and 2% in Policy years 11+.
•
On or before June 30, 2017, the current charge is 9% in Policy years 1-5, 5% in Policy years 6-10, and 2% in Policy years 11+.

3
Statutory premium tax rates vary depending on the state in which the Policy owner resides. These taxes, if any, currently range from 0.5% to 3.5%.
4
The surrender charge period varies depending on when you applied for your Policy.
•
Policies with an application signed on or after October 7, 2019, have a surrender charge that applies for the first 19 Policy years and for 19 Policy years following an increase in the Policy’s specified amount.
•
Policies with an application signed before October 7, 2019, have a surrender charge that applies for the first 9 Policy years and for 9 Policy years following an increase in the Policy’s specified amount.
The surrender charge declines to 0% over the surrender charge period. The surrender charge varies based on individual characteristics (sex, age, and premium class), Policy year, and specified amount. The charge for the representative insured as shown in the table may not be representative of the charge you will pay. More detailed information concerning your surrender charge is available free of charge on request from our Administrative Center shown under “Contact Information.”
5
Transfers to or from the Fixed Account, and transfers under the automatic rebalancing and dollar cost averaging features, do not count toward the annual 12 free transfers.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund fees and expenses.
Periodic Charges Other Than Annual Fund Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Policy Charges
Cost of Insurance[1]	Monthly
For Policies with an application signed on or after October 7, 2019
Minimum charge		$0.03 per $1,000 of net amount at risk[2]
Maximum charge		$83.33 per $1,000 of net amount at risk
Charge for a representative insured – 38 year old male, preferred non-tobacco, with a specified amount of $360,000		$0.11 per $1,000 of net amount at risk[3]
For Policies with an application signed before October 7, 2019
Minimum charge		$0.02 per $1,000 of net amount at risk[4]
Maximum charge		$83.33 per $1,000 of net amount at risk
Charge for a representative insured – 38 year old male, preferred non-tobacco, with a specified amount of $360,000		$0.11 per $1,000 of net amount at risk[5]
Monthly Charge per $1,000 of Specified Amount[6]	Monthly
For Policies with an application signed on or after October 7, 2019
Minimum charge		$0.11 per $1,000 of specified amount
Maximum charge		$1.59 per $1,000 of specified amount
Charge for a representative insured – 38 year old male with a specified amount of $360,000		$0.34 per $1,000 of specified amount
For Policies with an application signed before October 7, 2019
Minimum charge		$0.07 per $1,000 of specified amount
Maximum charge		$1.27 per $1,000 of specified amount
Charge for a representative insured – 38 year old male with a specified amount of $360,000		$0.27 per $1,000 of specified amount

Periodic Charges Other Than Annual Fund Expenses
Charge	When Charge is Deducted	Amount Deducted
Daily Charge (Mortality and Expense Risk Fee)[7]	Daily	0.70% as an annualized percentage of accumulation value invested in the variable investment options
Flat Monthly Charge	Monthly	$10
Loan Interest Spread[8]	Annually	0.75% as a percentage of outstanding loans and loan interest
Optional Benefit Charges
Accidental Death Benefit Rider[9]	Monthly
Minimum Charge		$0.07 per $1,000 of rider coverage
Maximum Charge		$0.15 per $1,000 of rider coverage
Charge for a Representative Insured – 38 year old male		$0.09 per $1,000 of rider coverage
Children’s Term Life Insurance Rider	Monthly	$0.48 per $1,000 of rider coverage
Spouse Term Rider[9]	Monthly
Minimum Charge		$0.07 per $1,000 of rider coverage
Maximum Charge		$7.31 per $1,000 of rider coverage
Charge for a representative insured – 38 year old male, preferred non-tobacco		$0.14 per $1,000 of rider coverage
Waiver of Monthly Deduction Rider[9]	Monthly
Minimum Charge		$0.01 per $1,000 of net amount at risk attributable to the Policy
Maximum Charge		$0.64 per $1,000 of net amount at risk attributable to the Policy
Charge for a representative insured – 38 year old		$0.02 per $1,000 of net amount at risk attributable to the Policy
Terminal Illness Rider – Interest on Rider Benefits	At the time the rider benefit is paid and each Policy anniversary thereafter
As a percentage of rider benefits, greatest of : (1)
current yield on 90 day U.S. Treasury Bills; or (2)
Moody’s Corporate Bond Yield Average Monthly
Average Corporates for month of October
preceding calendar year for which loan interest
rate is determined; or (3) interest rate used to
calculate cash values in Fixed Account at the time
the charge is assessed, plus 1%[10]

Waiver of Specified Premium Rider[9]	Monthly
Minimum Charge		$0.05 per $1 of benefit payable under the rider
Maximum Charge		$0.26 per $1 of benefit payable under the rider
Charge for a representative insured – 38 year old male		$0.07 per $1 of benefit payable under the rider
Accelerated Access SolutionSM / Chronic Illness Accelerated Death Benefit Rider[9]	Monthly
Minimum Charge		$0.04 per $1,000 of rider net amount at risk
Maximum Charge		$4.70 per $1,000 of rider net amount at risk
Charge for a representative insured – 38 year old male, preferred non-tobacco, with a specified amount of $360,000		$0.09 per $1,000 of rider net amount at risk
Lapse Protection Benefit Rider[11]	Monthly	$0.0008 per $1,000 of rider net amount at risk

The Cost of Insurance Charge varies based on individual characteristics (sex, age, and premium class), Policy year, and specified amount. The charge for the representative insured as shown in the table may not be representative of the charge you will pay. Your Policy will indicate the maximum guaranteed charge applicable to your Policy. More detailed information concerning your charge is available on request from our Administrative Center shown under “Contact Information.” Also see “Illustrations.”

The current minimum charge is $0.02 per $1,000 of net amount at risk.

The current charge for the representative insured is $0.10 to $32.95 per $1,000 of net amount at risk.

The current minimum charge is $0.01 per $1,000 of net amount at risk.

For Policies with an application signed on or after July 1, 2017 through October 6, 2019, the current charge for the representative insured is $0.05 per $1,000 of net amount at risk. For Policies with an application signed on or before June 30, 2017, the current charge for the representative insured is $0.04 per $1,000 of net amount at risk.

This charge is assessed during the first 5 Policy years and during the first 5 Policy years following an increase in specified amount. The charge assessed during the 5 Policy years following an increase in specified amount is only upon the amount of the increase in specified amount. The charge varies based on individual characteristics (sex, age, and premium class). The charge for the representative insured as shown in the table may not be representative of the charge you will pay. More detailed information concerning your Monthly Charge per $1,000 of specified amount is available in your Policy and on request from our Administrative Center, or from your AGL representative.

The maximum daily charge decreases over time as follows: 0.70% in Policy years 1-10, 0.35% in Policy years 11-20, and 0.15% in Policy years 21+. The current daily charge is as follows: 0.25% in Policy years 1-10, 0.05% in Policy years 11-20, and 0.00% in Policy years 21+.

The loan interest spread is the difference between the amount of interest we charge you at the end of each Policy year for a loan (guaranteed not to exceed an effective annual rate of 4.75% for non-preferred loans and 4.25% for preferred loans) and the amount of interest we credit to the portion of your accumulation value in the Fixed Account used as collateral for the loan (an effective annual rate of 4.00% guaranteed). After the 10th Policy Year, you may take preferred loans from your Policy, limited each Policy year to an amount no greater than 10% of your accumulation value. The maximum loan interest spread on preferred loans is 0.25%.

The charge varies based on individual characteristics (sex, age, and/or premium class). The charge for the representative insured as shown in the table may not be representative of the charge you will pay. More information about the charge may be found under “Monthly charges for Policy Riders.” You may also review the terms of your rider.

In California, Delaware, Washington D.C., Florida, North Dakota, and South Dakota, interest on benefits will be the greater of only items (2) or (3).

For Policies with an application signed on or after October 7, 2019, no additional charge applies.
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Policy. A complete list of Funds available under the Policy, including their annual expenses, may be found at the back of this document. Please see APPENDIX A – FUNDS AVAILABLE UNDER THE POLICY.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.31	2.44

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Risk of Loss. Variable life insurance policies involve risks, including possible loss of principal. We do not guarantee a minimum accumulation value. Your losses could be significant. The Policy is not a deposit or obligation of, or guaranteed or endorsed by, any bank. The Policy is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk. The Policy is not designed to be a short-term investment and may not be appropriate for an investor who needs ready access to cash. We designed the Policy to meet long-term financial goals. In the Policy’s early years, if the total charges exceed total premiums paid or if your investment choices perform poorly, your Policy may not have any cash surrender value.
Surrender Risk. You should carefully consider the risks associated with full and partial surrenders under the Policy. A full surrender may be subject to significant surrender changes and will terminate the Policy. A partial surrender will reduce the Policy’s death benefit if you selected death benefit Option 2. All partial surrenders increase the risk of lapse. Partial surrenders are not available during the first Policy year. Any outstanding loan amount reduces the amount available to you upon surrender. It is possible that you will receive no cash surrender value if you surrender your Policy, especially in the early Policy years when total charges and surrender charges are typically at their highest.
Variable Investment Option Risk. Amounts that you invest in the variable investment options are subject to the risk of poor investment performance. You assume the investment risk. You can gain or lose money if you invest in the variable investment options. Each variable investment option’s performance depends on the performance of its underlying Fund. Each Fund has its own investment risks, and you are exposed to the underlying Fund’s investment risks when you invest in a variable investment option. You are responsible for allocating premiums or accumulation value to the variable investment options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. You bear the risk of any decline in accumulation value resulting from the performance of the variable investment options you have selected. In making your investment selections, you should investigate all information available to you, including the Fund’s prospectus, statement of additional information, and annual and semi-annual reports. We do not provide investment advice, nor do we recommend or endorse any particular Fund.
Risk of Lapse. If, during the first 5 Policy years, your accumulation value reduced by any outstanding loan amount is not enough to pay the charges deducted against your accumulation value each month, your Policy will enter a 61-day grace period. After the first 5 Policy years, if your cash surrender value is not enough to pay the charges deducted against your accumulation value each month, your Policy will enter a 61-day grace period. We will notify you that the Policy will lapse (terminate without value) at the end of the grace period unless you make a sufficient payment. In order to keep the Policy in force, you may be required to pay more premiums than you originally planned. While any “guarantee period benefit” rider (i.e., lapse protection benefit rider or 20-year benefit rider) is applicable to your Policy, if you meet the requirements of your rider, your Policy will not lapse and we will provide a death benefit depending on the death benefit option you chose. Owning a guarantee period benefit rider does not ensure that your Policy will not lapse.
Loan Risk. A Policy loan, whether or not repaid, will affect accumulation value over time because we subtract the amount of the loan and any accrued loan interest payable from the variable investment options and/or Fixed Account as collateral while the loan is outstanding, and this loan collateral does not participate in the investment performance of the variable investment options or receive any excess interest credited to the Fixed Account. We reduce the amount we pay on the insured person’s death, and the cash surrender value, by the amount of any outstanding Policy loan and accrued loan interest. Your Policy may lapse (terminate without value) if outstanding Policy loans plus any accrued loan interest payable reduce the cash surrender value to zero. Policy loans not only reduce the death benefit, but may also reduce the value of other benefits under the Policy. If you surrender the Policy or allow it to lapse while a Policy loan remains outstanding, the outstanding loan amount, to the extent it has not been previously taxed, is treated as a distribution from the Policy and may be subject to federal income taxation.
Selection Risk. The benefits under the Policy were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you may have paid for a benefit that you did not use or benefit from.
Investment Requirements Risk. If your Policy has the lapse protection benefit rider, you will be subject to investment requirements that limit the investment options that are available to you and limit your ability to take certain actions under the Policy. In addition, if you exercise the Accelerated Access SolutionSM / chronic illness accelerated death benefit rider, all accumulation value and premium payments must be allocated to the Fixed Account during a benefit period. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your accumulation value and the potential growth of your death benefits.
Managed Volatility Fund Risk. Certain Funds, including the VALIC Co. I Dynamic Allocation Fund in which you must invest if you own the lapse protection benefit rider, utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the Policy’s guarantees, including death benefits, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your accumulation value and the potential growth of your guaranteed benefits. Certain Funds (including the VALIC Co. I Dynamic Allocation Fund) advised by our affiliate employ such risk management strategies, which may help us manage our financial risks.
Risk of Increase in Current Fees and Expenses. Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premium payments to keep the Policy in force.
Fixed Account Risk. If you allocate premium or accumulation value to the Fixed Account, we credit a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate of 2%. You may transfer amounts from the Fixed Account only during the 60 days following each Policy anniversary, and the transferrable amount is limited to the greater of 25% of the Fixed Account’s unloaned accumulation value or the amount your transferred from the Fixed Account during the Policy year. We have the right to defer payment or transfers of amounts out of the Fixed Account for up to six months when permitted by law. The maximum total amount that may be transferred from the Fixed Account each year is 25% of the unloaned accumulation value you have in the Fixed Account as of the Policy anniversary.
Tax Risks. We anticipate that the Policy should generally qualify as a life insurance contract under federal tax law. However, due to limited guidance under the federal tax law, there is some uncertainty about the application of the federal tax law to the Policy, particularly if you pay the full amount of premiums permitted under the Policy. Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract under federal tax laws. If a Policy is treated as a modified endowment contract, then a full surrender, partial surrender, or loan under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on a full surrender, partial surrender, or loan taken before you reach age 59½. See “Federal Tax Considerations.” You should consult a tax advisor regarding all tax considerations relating to your Policy, including the Internal Revenue Code’s limits on premiums that may be paid on life insurance policies.
Account Value Enhancement Risk. Your Policy will be eligible for an Account Value Enhancement at the end of the 21st Policy year, and at the end of each Policy year thereafter. Enhancements credited increase your accumulation value. There is no Policy charge for any Account Value Enhancement, but some of the Policy charges may be higher because of an increase in your accumulation value.
Financial Strength and Claims-Paying Ability Risk. All insurance benefits, including the death benefit, and all guarantees, including those related to the Fixed Account, are general account obligations that are subject to the financial strength and claims paying ability of AGL.
Business Disruption. Our business is vulnerable to disruptions from natural and man-made disasters and catastrophes, such as, but not limited to, hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemics (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, including service outages or other unavailability, may interfere with our ability to receive, pickup and process mail, to calculate Policy values, process other policy-related transactions, or to otherwise provide our services, or may have other possible negative impacts. While we have developed and put in place what we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, and user errors or other disruptions that may compromise the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ system, interference with our websites (such as denial of service attacks), other operational disruptions and/or unauthorized release of confidential customer information. Such systems failures, cyber-attacks, or other disruptions affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Policy value. For instance, systems failures and cyber-attacks may interfere with our processing of Policy transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Policy values, cause the release and possible destruction of confidential customer or business information, including personal information, impede order processing, or subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Further, the widespread development, implementation, and use of AI, machine learning, data analytics and similar tools that collect, aggregate and analyze data or inputs (collectively, “AI Tools”) may increase our exposure to, or exacerbate the risks of, cyber-attacks or other security incidents, particularly where such technologies are exploited by third parties to attempt to breach our or our business partners’ and service providers’ systems. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect sensitive business and customer information, including personal information, and reduce the risk of cyber-incidents, there can be no assurance that we or our distribution partners, the underlying Funds or our business partners and service providers will avoid cyber-attacks or information security breaches in the future that may affect your Policy and/or personal information.
CONTACT INFORMATION

Here is how you can contact us about the Platinum Choice VUL 2 Policies.
The following is the Contact Information for Policies for which an application was signed after June 30, 2017.
ADMINISTRATIVE CENTER:		HOME OFFICE:	PREMIUM PAYMENTS:
(Express Delivery) VUL Administration P.O. Box 9318 Amarillo, Texas 79105-9318 1-800-340-2765 Fax: 1-844-430-2639 (Except premium payments)	(U.S. Mail) VUL Administration P.O. Box 818016 Cleveland, Ohio 44181	2919 Allen Parkway Houston, Texas 77019 1-800-340-2765
(Express Delivery)
American General Life Insurance Company
DeluxeATTN: Corebridge
Box 650103
3000 Kellway Drive, Suite 120
Carrollton, TX 75006

(U.S. Mail)
American General Life Insurance Company
P.O. Box 650103
Dallas, TX 75265-0103

The following is the Contact Information for Policies for which an application was signed before July 1, 2017 and received no later than July 10, 2017.
ADMINISTRATIVE CENTER:		HOME OFFICE:	PREMIUM PAYMENTS:
(Express Delivery) VUL Administration P.O. Box 9318 Amarillo, Texas 79105-9318 1-800-340-2765 Fax: 1-844-430-2639 (Except premium payments)	(U.S. Mail) VUL Administration P.O. Box 818016 Cleveland, Ohio 44181	2919 Allen Parkway Houston, Texas 77019 1-800-340-2765
(Express Delivery)
American General Life Insurance Company
Deluxe Lockbox 993
5450 N. Cumberland Ave.
Chicago, IL 60656

(U.S. Mail)
American General Life Insurance Company
P.O. Box 993
Chicago, IL 60132

GENERAL INFORMATION

The Distributor
The Policies are offered on a continuous basis through Corebridge Capital Services, Inc. (“CCS”), located at 30 Hudson Street, 16th Floor, Jersey City, NJ 07302. CCS is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority (“FINRA”). CCS is an indirect, wholly owned subsidiary of AGL. No underwriting fees are paid in connection with the distribution of the Policies.
American General Life Insurance Company
American General Life Insurance Company (“AGL” or the “Company”) is a stock life insurance company organized under the laws of the State of Texas on April 11, 1960AGL is an indirect, wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”). On March 26, 2026, Corebridge and Equitable Holdings, Inc., announced that they entered into a definitive agreement to combine in an all-stock merger. Under the terms of the merger agreement, both companies will become wholly owned subsidiaries of a newly formed holding company, which will be renamed “Equitable Holdings, Inc.” upon the closing of the transaction. The transaction is expected to close by year-end 2026, subject to certain regulatory approvals and other customary closing conditions. Upon completion of the transaction, AGL will be an indirect wholly owned subsidiary of the new Equitable Holdings, Inc. AGL offers individual term and universal life insurance, as well as fixed, variable and registered index-linked annuities in all states except in New York.
AGL is regulated by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to Policy owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL’s operations.
All of our financial obligations under your Policy that exceed your accumulation value invested in the Separate Account are supported by our general account, which may include death benefits and supplemental benefits under the Policy. Our financial obligations under the Fixed Account are also supported by our general account. All obligations supported by our general account are subject to our claims-paying ability and financial strength.
We encourage Policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, as well as the financial statements of Separate Account VL-R, are located in the Statement of Additional Information (“SAI”). The back cover page of this prospectus describes how you can obtain a free copy of the SAI.
Separate Account VL-R
We hold the Fund shares in which any of your accumulation value is invested in the Separate Account. The Separate Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940. We created the Separate Account on May 6, 1997 under Texas law. effective on the close of business November 29, 2019, Separate Account VUL, Separate Account VUL-2, and Separate Account II were consolidated with and into Separate Account VL-R.
For record keeping and financial reporting purposes, the Separate Account is divided into separate “divisions,” with a division corresponding to each of the variable “investment options” under the Policy. There are other divisions corresponding to investment options available under other variable universal life policies we offer. We hold the Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of AGL’s other assets.
The assets in the Separate Account are our property. The assets in the Separate Account may not be used to pay any liabilities of AGL other than those arising from the Policies. AGL is obligated to pay all amounts under the Policies due the Policy owners.
Statement of Additional Information
We have filed an SAI with the SEC which includes more information about your Policy, including financial statements for AGL and the Separate Account. The back cover page of this prospectus describes how you can obtain a free copy of the SAI.

Communication with AGL
When we refer to “you,” we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the owner named in the Policy. Where a Policy has more than one owner, each owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options. We will accept the authorization of one owner for transfers and changes in premium and deduction allocations.
Administrative Center. The Administrative Center provides service to all Policy owners. See “Contact Information.” For applications, your AGL representative will tell you if you should use an address other than the Administrative Center address. All premium payments, requests, directions and other communications should be directed to the appropriate location. You should mail premium payments and loan repayments (or use express delivery, if you wish) directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown under “Contact Information.” You should communicate notice of the insured person’s death, including any related documentation, to our Administrative Center address.
eDelivery, Life Consumer Portal, Telephone Transactions and Written Transactions. There are several different ways to request and receive Policy services.
eDelivery. Instead of receiving paper copies by mail of certain documents we are required to provide to you, including annual Policy and Fund prospectuses, you may select E-Mail communication. This communication preference allows you to receive notification by E-mail when new or updated documents are available that pertain to your Policy. You may then follow the link contained within the E-mail to view these documents on-line. You may find electronically received documents easier to review and retain than paper documents. To select E-mail communications as a communication preference, you must enroll in the Life Consumer Portal located at www.corebridgefinancial.com/lifeportal. Customer support materials and user guides are available at www.corebridgefinancial.com/support. You may select or deselect eDelivery communication preferences at any time. There is no charge for eDelivery communication preferences.
Life Consumer Portal. You may enroll for the Life Consumer Portal to have access to on-line services for your Policy. You can also view Policy statements and Documents, perform specific Policy changes, make online payments, download/upload forms, update communication preferences, and more. To enroll in the Life Consumer Portal, go to www.corebridgefinancial.com/lifeportal and click “Register for a new account.” There is no charge for the Life Consumer Portal.
Life Consumer Portal Transactions, Telephone Transactions and Written Transactions. Certain transaction requests are available on-line using the Life Consumer Portal, and/or by Telephone as listed below. All other transactions must be submitted in writing.
Life Consumer Portal Transactions:
•
address changes;
•
billing changes;
•
beneficiary changes;
•
premium payments;
•
submission of forms.
Telephone Transactions:
•
address changes;
•
billing changes;
•
loan payments;
•
transfer of accumulation value;
•
change of allocation percentages for premium payments and policy deductions;
•
select disbursements.
We have special forms which should be used for loans, assignments, partial and full surrenders, changes of owner or beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may obtain these forms from our Life Consumer Portal, Calling Customer Service or from your AGL representative. Each form has required information one must provide. We cannot process any requested action that does not include all required information. See “Date of Receipt.”
One-time premium payments using Life Consumer Portal. You may use the Life Consumer Portal to schedule one-time premium payments for your Policy. The earliest available business day payment date is auto generated by the Life Consumer Portal. scheduled payment date available is the next business day. For the purposes of the Life Consumer Portal one-time premium payments only, a business day is a day the United States Federal Reserve System (“Federal Reserve”) is open.
Generally, your payment will be applied to your Policy on the scheduled payment date, and it will be allocated to your chosen variable investment options based upon the prices set after 4:00 p.m. Eastern time on the scheduled payment date. See “Effective Date of Policy and Related Transactions.”
Premium payments may not be scheduled for Federal Reserve holidays, even if the New York Stock Exchange (“NYSE”) is open. If the NYSE is closed on your scheduled payment date, your payment will be allocated to your chosen variable investment options based upon the prices set after 4:00 p.m. Eastern time on the first day the NYSE is open following your scheduled payment date.
Telephone Transactions by Servicing Agent. As the Policy Owner, you may submit a telephone authorization form for your servicing agent allowing them to complete certain transactions on your behalf. If we have a telephone authorization for your servicing agent on file with us, they may make transfers, or change the allocation of future premium payments or deduction of charges, by telephone, subject to the terms of the form. We will honor telephone instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Our current procedure is that only the Policy Owner or your authorized servicing agent may make a transfer request by phone. We are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine. Our procedures include verification of the Policy number, the identity of the caller, both the insured person’s and owner’s names, and a form of personal identification from the caller. We will promptly mail a written confirmation of the transaction. If (a) many people seek to make telephone requests at or about the same time, or (b) our recording equipment malfunctions, it may be impossible for you to make a telephone request at the time you wish. You should submit a written request if you cannot make a telephone request. Also, if due to malfunction or other circumstances your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone requests is 1-800-340-2765.
General. It is your responsibility to carefully review all documents you receive from us and immediately notify the Administrative Center of any potential inaccuracies. We will follow up on all inquiries. Depending on the facts and circumstances, we may retroactively adjust your Policy for any inaccuracies or errors. You may lose certain rights and protections if you do not report errors promptly, except those that cannot be waived under the federal securities laws.
Illustrations
We may provide you with illustrations for your Policy’s death benefit, accumulation value, and cash surrender value based on hypothetical rates of return. Hypothetical illustrations also assume costs of insurance for a hypothetical person. These illustrations are illustrative only and should not be considered a representation of past or future performance. Your actual rates of return and actual charges may be higher or lower than these illustrations. The actual return on your accumulation value will depend on factors such as the amounts you allocate to particular investment options, the amounts deducted for the Policy’s fees and charges, the variable investment options’ fees and charges, and your Policy loan and partial surrender history.
Before you purchase the Policy, we will provide you with what we refer to as a personalized illustration. A personalized illustration shows future benefits under the Policy based upon (1) the proposed insured person’s age and premium class and (2) your selection of a death benefit option, specified amount, planned periodic premiums, riders, and proposed investment options.
After you purchase the Policy and upon your request, we will provide a similar personalized illustration that takes into account your Policy’s actual values and features as of the date the illustration is prepared. We reserve the right to charge a maximum fee of $25 for personalized illustrations prepared after the Policy is issued if you request us to do so more than once each year. We do not currently charge for additional personalized illustrations.

VARIABLE INVESTMENT OPTIONS

We divided the Separate Account into variable investment options, each of which invests in shares of a corresponding Fund.
Information regarding each Fund, including (i) its name, (ii) its type, (iii) its investment advisor and any sub-investment advisor, (iv) current expenses, and (v) performance is available in an appendix to this prospectus. See APPENDIX A – FUNDS AVAILABLE UNDER THE POLICY.
Each Fund has issued a prospectus that contains more detailed information about the Fund. Read these prospectuses carefully before investing. Paper or electronic copies of the Fund prospectuses may be obtained by calling 1-800-340-2765 or visiting our website at www.corebridgefinancial.com/support.
You may also obtain information about the Funds by accessing the SEC’s website at www.sec.gov.
We do not guarantee that any Fund will achieve its investment objective. In addition, no single Fund or investment option, by itself, constitutes a balanced investment plan.
Payments We Receive from the Funds
We may directly or indirectly receive payments from the Funds, their trusts, and/or their investment advisers, sub-advisers, or distributors (or affiliates thereof) in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that make such payments to us. Other funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Funds or affiliates thereof pay the same amount to us. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select.
We generally receive the kinds of payments described below. From time to time, some of these arrangements, except for 12b-1 arrangements, may be renegotiated. These arrangements do not result in any additional charges under the Policies that are not described under “Charges Under the Policy.”
Rule 12b-1 or service fees. We receive what are referred to as “12b-1 fees” from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Policies. We currently receive 12b-1 fees of up to 0.25% or service fees of up to 0.35% of the average daily net assets in certain Funds. These fees are deducted directly from the assets of the Funds.
Administrative, marketing and support service fees. We have entered into various services agreements with most of the advisers or administrators for the Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of Fund related information and responding to Policy owners’ inquiries about the Funds. Currently, these payments range from .05% to 0.35% of the daily market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter.
These payments may be derived, in whole or in part, from the fees deducted from assets of the Funds or wholly from the assets of the Funds. Policy owners, through their indirect investment in the trusts, bear the costs of these fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain trusts’ investment advisers or their affiliates and vary by trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others.
Other payments. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Funds in the Policy. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser’s, subadviser’s or distributor’s participation.
In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the Policy.
Unaffiliated Funds
We offer Funds of the following unaffiliated Trusts:
•
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (“Invesco V.I.”)

•
The Alger Portfolios (“Alger”)
•
American Funds Insurance Series® (“American Funds IS”)
•
Fidelity® Variable Insurance Products (“Fidelity® VIP”)
•
Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton VIP”)
•
Janus Aspen Series (“Janus Aspen”)
•
Lincoln Variable Insurance Products Trust (“Lincoln Variable Insurance Products”)
•
MFS® Variable Insurance Trust (“MFS® VIT”)
•
Neuberger Berman Advisers Management Trust (“Neuberger Berman AMT”)
•
PIMCO Variable Insurance Trust (“PIMCO”)
•
Seasons Series Trust (“Seasons ST”)
•
SunAmerica Series Trust (“SunAmerica ST”)
Affiliated Funds
We offer Funds of the VALIC Company I (“VALIC Co. I”) at least in part because they are managed by The Variable Annuity Life Insurance Company, an affiliate of AGL. AGL and/or its affiliates may be subject to certain conflicts of interest as AGL may derive greater revenues from Funds managed by affiliates than certain other available funds.
Substitution, Addition or Deletion of Variable Investment Options
We may, subject to any applicable law, make certain changes to the variable investment options offered in your Policy. We may offer new variable investment options or stop offering existing variable investment options. New variable investment options may be made available to existing Policy owners, and variable investment options may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares of any variable investment option, substitute the shares of one underlying Fund held by a variable investment option for another and/or merge Funds or cooperate in a merger of underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval. We will promptly notify you of any changes to the variable investment options due to additions, deletions, substitutions, liquidations, mergers or reorganizations of the variable investment options.
Voting Privileges
We are the legal owner of the Funds’ shares held in the Separate Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your accumulation value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.
We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through the Separate Account. Even if Policy owners participating in that Fund choose not to provide voting instructions, we will vote the Fund’s shares in the same proportions as the voting instructions which we actually receive. As a result, the instructions of a small number of Policy owners could determine the outcome of matters subject to shareholder vote.
If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.
In certain cases, we may disregard instructions relating to changes in a Fund’s investment manager or its investment policies. We may, when required by state insurance regulatory authorities, disregard Policy owner voting instructions if the instructions would cause a change in the sub-classification or investment objective of one or more of the Funds. We may disregard voting instructions in favor of changes initiated by Policy owners in the investment objectives or the investment advisor of the Funds if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Fund or would result in the purchase of securities for the Fund which vary from the general quality and nature of investments and investment techniques utilized by the Fund. We will advise you if we do so and explain the reasons in our next communication to Policy owners. AGL reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.
FIXED ACCOUNT

We invest any accumulation value you have allocated to the Fixed Account as part of our general account assets. We credit interest on that accumulation value at a rate which we declare from time to time. The minimum guaranteed rate of interest we credit is shown on your Policy Schedule. Although this interest increases the amount of any accumulation value that you have in the Fixed Account, such accumulation value will also be reduced by any charges that are allocated to this option under the procedures described under “Allocation of charges.” The “daily charge” described in “Charges Under the Policy,” and the fees and expenses of the Funds discussed in the “Fee Table” and APPENDIX A – FUNDS AVAILABLE UNDER THE POLICY do not apply to the Fixed Account.
You may transfer accumulation value into the Fixed Account at any time. However, there are restrictions on the amount you may transfer out of the Fixed Account in a Policy year. See “Transfers of existing accumulation value.”
Our general account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Obligations that are paid out of our general account include any amounts you have allocated to the Fixed Account, including any interest credited thereon, and amounts owed under your Policy for death and/or living benefits which are in excess of portions of accumulation value allocated to the variable investment options. The obligations and guarantees under the Policy are our sole responsibility. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments. The general account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. We manage our exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of our assets and liabilities, monitoring or limiting prepayment and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk.
Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. The disclosures included in this prospectus about our general account or our Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
How we declare interest. Except for amounts held as collateral for loans, we can at any time change the rate of interest we are paying on any accumulation value allocated to our Fixed Account. The minimum annual effective rate is 2%.
Under these procedures, it is likely that at any time different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our Fixed Account. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our Fixed Account will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.

POLICY FEATURES

Age
Generally, our use of age in your Policy and this prospectus refers to a person who is between six months younger and six months older than the stated age. Sometimes we refer to this as the “age nearest birthday.”
Effective Date of Policy and Related Transactions
Valuation dates, times, and periods. We compute values under a Policy on each day that the NYSE is open for business. We call each such day a “valuation date” or a “business day.”
We compute accumulation values as of the time the NYSE closes on each valuation date, which usually is 3:00 p.m. Central time. We call this our “close of business.” We call the time from the close of business on one valuation date to the close of business of the next valuation date a “valuation period.” We are closed only on those holidays the NYSE is closed.
Fund pricing. Each Fund calculates a price per Fund share following each close of the NYSE and provides that price to us. We then determine the Fund value at which you may invest in the particular investment option, which reflects the change in value of each Fund reduced by the daily charge and any other charges that are applicable to your Policy.
Date of receipt. Generally we consider that we have received a premium payment, transaction request, or another communication from you on the day we actually receive it in good order at any of the addresses shown under “Contact Information.” “Good order” means that the instruction we receive is sufficiently complete and clear, and includes all forms, information, and documentation, so that AGL does not need to exercise any discretion to follow such an instruction. All orders to allocate premium payments, or to process a withdrawal request, a loan request, a request to surrender your Policy, a request to transfer existing accumulation value, or a death benefit claim, must be in good order. If we receive a transaction request after the close of business on any valuation date, however, we consider that we have received it on the following valuation date. Any premium payments we receive after our close of business are held in our general account until the next business day.
If we receive your premiums through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your premium on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your premium receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment. We do not accept military allotment programs.
Date of issue; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign the appropriate premium class. The day we begin to deduct charges is called the “date of issue.” Policy months and years are measured from the date of issue. To preserve a younger age at issue for the insured person, we may assign a date of issue to a Policy that is up to 6 months earlier than otherwise would apply.
Monthly deduction days. Each charge that we deduct monthly is assessed against your accumulation value at the close of business on the date of issue and at the end of each subsequent valuation period that includes the first day of a Policy month. We call these “monthly deduction days.”
Commencement of investment performance. We invest your initial premium in any variable investment options you have chosen, as well as the Fixed Account, on the later of (a) the date of issue, or (b) the date all requirements needed to place the Policy in force have been reviewed and found to be satisfactory, including underwriting approval and receipt of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the accumulation value resulting from your initial premium payment until the date stated in (b) above.
Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the valuation period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:
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Increases or decreases you request in the specified amount of insurance, reinstatement of a Policy that has lapsed, and changes in death benefit Option take effect on the Policy’s monthly deduction day if your request is approved on that day or on the next monthly deduction day following our approval if we approve your request on any other day of the month;
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We may return premium payments, make a partial surrender or reduce the death benefit if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law or exceed the maximum net amount at risk;

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If you exercise your right to return your Policy as described under “Free look period”, your coverage will end when you deliver it to your AGL insurance representative, or if you mail it to us, the date it is postmarked; and
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If you pay a premium at the same time that you make a Policy request that requires our approval, your payment will be applied when received rather than following the effective date of the requested change, but only if your Policy is in force and the amount paid will not cause you to exceed premium limitations under the Internal Revenue Code of 1986, as amended (the “Code”). If we do not approve your Policy request, your premium payment will still be accepted in full or in part (we will return to you the portion of your premium payment that would be in violation of the maximum premium limitations under the Code). We will not apply this procedure to premiums you pay in connection with reinstatement requests.
Death Benefits
See “Standard Death Benefits” for information about the Policy’s standard death benefits.
Premium Payments
Premium payments. We call the payments you make “premiums” or “premium payments.” The amount we require as your initial premium varies depending on the specifics of your Policy and the insured person. If mandated under applicable law, we may be required to reject a premium payment. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount. Premium payments we receive after your free look period, will be allocated upon receipt to the available investment options you have chosen.
Premium payments and transaction requests in good order. We will accept the Policy owner’s instructions to allocate premium payments to investment options, to make redemptions (including loans) or to transfer values among the Policy owner’s investment options, contingent upon the Policy owner’s providing us with instructions in good order.
When we receive a premium payment or transaction request in good order, it will be treated as described under “Effective date of other premium payments and requests that you make.” If we receive an instruction that is not in good order, the requested action will not be completed, and any premium payments that cannot be allocated will be held in a non-interest bearing account until we receive all necessary information.
We will attempt to obtain Policy owner guidance on requests not received in good order for up to five business days following receipt. For instance, one of our representatives may telephone the Policy owner to determine the intent of a request. If a Policy owner’s request is still not in good order after five business days, we will cancel the request, and return any unallocated premiums to the Policy owner along with the date the request was canceled. This procedure does not apply to initial premium payments or to any additional payments subject to underwriting.
Limits on premium payments. Your insurance policy must meet certain requirements of the federal tax law to qualify as life insurance, including limiting the amount of premium payments you can make (relative to the amount of your Policy’s insurance coverage) and may impose penalties on amounts you take out of your Policy if you do not observe certain additional requirements. These tax law requirements and a discussion of modified endowment contracts are summarized further under “Federal Tax Considerations.” Changes you may choose to make to your policy, or the amount of premiums that you pay, could cause your policy to fail to qualify as life insurance. To prevent that from occurring, the Company will monitor your premium payments and may be required to return or limit premiums, which may affect your policy’s cash values and may eventually require you to pay out of pocket the cost of insurance charges and other expenses in order to maintain coverage under your policy. Please consult your tax advisor regarding all tax considerations relating to your policy, including the Internal Revenue Code’s limits on premiums that may be paid on life insurance policies, before making any changes to your policy or changing the amount of premiums you pay.
Also, in certain limited circumstances, additional premiums may cause the death benefit to increase by more than they increase your accumulation value. In such case, we may refuse to accept an additional premium if the insured person does not provide us with satisfactory evidence that our requirements for issuing insurance are still met. This increase in death benefit is on the same terms (including additional charges) as any other specified amount increase you request (as described under “Increase in coverage”).
We reserve the right to reject any premium.
Checks. You may pay premium by checks drawn on a U.S. bank in U.S. dollars and made payable to “American General Life Insurance Company,” or “AGL.” Premiums after the initial premium should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown under “Contact Information.” We also accept premium payments by bank draft, wire or by exchange from another insurance company. Premium payments from salary deduction plans may be made only if we agree. You may obtain further information about how to make premium payments by any of these methods from your AGL representative or from our Administrative Center shown under “Contact Information.”
Planned periodic premiums. A “Planned Periodic Premium” is the amount that you (within limits) choose to pay. Our current practice is to bill monthly, quarterly, semi-annually or annually. However, payment of these or any other specific amounts of premiums is not mandatory. After payment of your initial premium, you need only invest enough to ensure that your Policy’s cash surrender value stays above zero or that the guarantee period benefit (described under “Guaranteed death benefits”) remains in effect (“Cash surrender value” is explained under “Full Surrenders”). The less you invest, the more likely it is that your Policy’s cash surrender value could fall to zero as a result of the deductions we periodically make from your accumulation value to pay the fees and charges under the Policy.
Guaranteed death benefits. Your Policy may have a “guarantee period benefit” rider that provides guarantees on your death benefit (i.e., lapse protection benefit rider or 20-year benefit rider). While one of these riders is in effect, your Policy and any other benefit riders you have selected will not lapse as long as you meet the requirements associated with that rider. Subject to the terms of the rider, if you meet your rider’s requirements while the rider is in force, your Policy will not lapse even if your Policy’s cash surrender value has declined to zero.
One of these riders, the “20-year benefit rider,” is available only to owners of Policies with an application signed before October 7, 2019, and is made available automatically to Policy owners who do not elect the lapse protection benefit rider at Policy issue; in limited circumstances, we also make this rider available to Policy owners who terminate the lapse protection benefit rider they have purchased. There is no additional charge for the rider. This rider only guarantees the death benefit for a given period. The required “monthly guarantee premiums” for this rider are shown in your Policy.
The second rider is the lapse protection benefit rider. Owners of Policies with an application signed before October 7, 2019, must elect this rider at Policy issue. This rider is automatically provided to owners of Policies with an application signed on or after October 7, 2019. There may be a charge for this rider, depending upon when the policy was applied for. See “Fee Table.”
There is no difference in the calculation of Policy values and the death benefit between a Policy that has a guarantee period benefit under the 20-year benefit rider and one that does not, because the rider is free of charge. However, if there is a charge for the lapse protection benefit rider, Policy values are lower for a Policy that has this rider as opposed to one that does not.
The conditions and benefits of each rider are described under “Additional Information About Policy Riders.” Be sure to review their descriptions.
Free look period. If for any reason you are not satisfied with your Policy, you may return it to us and we will refund the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted prior to allocation to your specified investment options. To exercise your right to return your Policy, you must mail it directly to the Administrative Center or return it to the AGL insurance representative through whom you purchased the Policy within 10 days after you receive it. Please see APPENDIX C – STATE CONTRACT AVAILABILITY OR VARIATIONS OF CERTAIN FEATURES AND RIDERS for state specific information regarding the free look period in your state. Because you have this right, we will invest your initial net premium payment in the money market investment option from the date your investment performance begins until the first business day that is at least 15 days later. Then we will automatically allocate your investment among the available investment options in the ratios you have chosen. This reallocation will not count against the 12 free transfers that you are permitted to make each year. Any additional premium we receive during the 15-day period will also be invested in the money market investment option and allocated to the investment options at the same time as your initial net premium.
Changing Your Investment Option Allocation
Future premium payments.You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.
Transfers of existing accumulation value. You may transfer your existing accumulation value from one investment option to another, subject to the restrictions below and other restrictions described in this prospectus (see “Market timing,” “Restrictions initiated by the Funds and information sharing obligations,” and “Additional Rights That We Have”).
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Restrictions on transfers from variable investment options. You may make transfers from the variable investment options at any time. There is no maximum limit on the amount you may transfer. The minimum amount you may transfer from a variable investment option is $500, unless you are transferring the entire amount you have in the option.

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Restrictions on transfers from the Fixed Account. You may make transfers from the Fixed Account only during the 60-day period following each Policy anniversary (including the 60-day period following the date we apply your initial premium to your Policy).
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Transacting multiple transfer requests. In the event you provide us, during one valuation period, with more than one transfer request in good order, we will treat the multiple requests as only one transfer request.
The maximum total amount you may transfer from the Fixed Account each year is limited to the greater of “a” or “b” below:
a.
25% of the unloaned accumulation value you have in the Fixed Account as of the Policy anniversary (for the first Policy year, the amount of your initial premium you allocated to the Fixed Account); or
b.
the total amount you transferred or surrendered from the Fixed Account during the previous Policy year.
The minimum amount you may transfer from the Fixed Account is $500, unless you are transferring the entire amount you have in the Fixed Account. There are no restrictions on the frequency or amount you may transfer into the Fixed Account. Transfers to or from the Fixed Account do not count toward the annual 12 free transfers.
Dollar cost averaging. Dollar cost averaging is an investment strategy designed to help reduce the risks that result from market fluctuations. Dollar cost averaging does not result in any transfers to or from the Fixed Account. The strategy spreads the allocation of your accumulation value among your chosen variable investment options over a period of time. This allows you to potentially reduce the risk of investing most of your funds at a time when prices are high. Dollar cost averaging (“DCA program”) is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.
Under dollar cost averaging, we automatically make transfers of your accumulation value from the variable investment option of your choice to one or more of the other variable investment options that you choose. You tell us what day of the month you want these transfers to be made (other than the 29th, 30th or 31st of a month) and whether the transfers on that day should occur monthly, quarterly, semi-annually or annually. We make the transfers at the end of the valuation period containing the day of the month you select. We compute values under a Policy on each valuation date. A valuation period is the time from the close of business on a valuation date to the close of business on the next valuation date. For policies with an application signed before October 7, 2019, you must have at least $5,000 of accumulation value to start dollar cost averaging and each transfer under the program must be at least $100. For policies with an application signed on or after October 7, 2019, you must have at least $500 of accumulation value to start dollar cost averaging and each transfer must be at least $100. Dollar cost averaging ceases upon your request, or if your accumulation value in the investment option from which you are making transfers becomes exhausted. You may maintain only one dollar cost averaging instruction with us at a time. You cannot use dollar cost averaging at the same time you are using automatic rebalancing. Dollar cost averaging transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service. We reserve the right to modify, suspend or terminate the DCA program at any time.
Automatic rebalancing. This feature automatically rebalances the proportion of your accumulation value in each variable investment option under your Policy to correspond to your then current and compliant premium allocation designation. Automatic rebalancing does not result in any transfers to or from the Fixed Account. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. Automatic rebalancing will occur as of the end of the valuation period that contains the date of the month your Policy was issued. For example, if your Policy is dated January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. You must have a total accumulation value of at least $5,000 to begin automatic rebalancing, unless you elect the lapse protection benefit rider. When the lapse protection benefit rider is elected, there is no minimum accumulation value to begin automatic rebalancing. Automatic rebalancing ends upon your request. You may maintain only one automatic rebalancing instruction with us at a time. You cannot use automatic rebalancing at the same time you are using dollar cost averaging. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.
Market timing. The Policies are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:
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dilution in the value of Fund shares underlying investment options of other Policy owners;
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interference with the efficient management of the Fund’s portfolio; and
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increased administrative costs.

We have policies and procedures affecting your ability to make transfers within your Policy. A transfer can be your allocation of all or a portion of a new premium payment to an investment option. You can also transfer your accumulation value in one investment option (all or a portion of the value) to another investment option.
We are required to monitor the Policies to determine if a Policy owner requests:
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a transfer out of a variable investment option within two calendar weeks of an earlier transfer into that same variable investment option; or
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a transfer into a variable investment option within two calendar weeks of an earlier transfer out of that same variable investment option; or
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a transfer out of a variable investment option followed by a transfer into that same variable investment option, more than twice in any one calendar quarter; or
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a transfer into a variable investment option followed by a transfer out of that same variable investment option, more than twice in any one calendar quarter.
If any of the above transactions occurs, we will suspend such Policy owner’s same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with notice to prevent market timing efforts that could be harmful to other Policy owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. A Policy owner’s first violation of this policy will result in the suspension of Policy transfer privileges for ninety days. A Policy owner’s subsequent violation of this policy will result in the suspension of Policy transfer privileges for six months.
In most cases, transfers into and out of the money market investment option are not considered market timing; however, we examine all of the above transactions without regard to any transfer into or out of the money market investment option. We treat such transactions as if they are transfers directly into and out of the same variable investment option. For instance:
(1)
if a Policy owner requests a transfer out of any variable investment option into the money market investment option, and
(2)
the same Policy owner, within two calendar weeks requests a transfer out of the money market investment option back into that same variable investment option, then
(3)
the second transaction above is considered market timing.
Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.
The procedures above will be followed in all circumstances, and we will treat all Policy owners the same.
In addition to our internal policies and procedures, we will administer your Policy to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Fund. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying Funds.
Restrictions initiated by the Funds and information sharing obligations. The Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a Policy owner’s transfer request. Additionally, a Fund may instruct us to restrict all purchases or transfers into the Fund by a particular Policy owner. We will follow the Fund’s instructions. However, the availability of transfers out of any investment option offered under the Policy is unaffected by the Fund’s policies and procedures.
Please read the Funds’ prospectuses and supplements for information about restrictions that may be initiated by the Funds.
In order to prevent market timing, the Funds have the right to request information regarding Policy owner transaction activity. Upon a Fund’s request, we will provide mutually agreed upon information regarding Policy owner transactions in the Fund.
Account Value Enhancement
Your Policy will be eligible for an Account Value Enhancement at the end of the 21st Policy year, and at the end of each Policy year thereafter. An Account Value Enhancement is a credit we may provide to your accumulation value. At our complete discretion, the credit for any Policy year can be 0.01% or greater. We will inform you following the end of each Policy year, starting with the 21st Policy year, and each year thereafter, of the amount, if any, of Account Value Enhancement credited to your Policy.
Here are the additional terms of the Account Value Enhancement:
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Each Account Value Enhancement will be calculated using your unloaned accumulation value at the end of the last day of the Policy year.
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The amount of each Account Value Enhancement will be calculated by applying a percentage to the unloaned accumulation value. The percentage, if any, will be reset annually.
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Each Account Value Enhancement will be allocated to your Policy’s investment options using the premium allocation percentages you have in effect at the time of allocation.
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There is no Policy charge for any Account Value Enhancement, although some of the Policy charges may be higher because of an increase in your accumulation value.
Enhancements credited to your variable investment options result in an increase in your accumulation value. Each enhancement is fully vested when credited. You will be subject to the risk that investment performance will be unfavorable and your accumulation value will decrease because of the unfavorable performance and the resulting higher insurance charges. As a result you may not receive any benefit from an Account Value Enhancement.
Reports To Policy Owners
Shortly after the end of each Policy year, we will mail you a report that includes information about your Policy’s current death benefit, accumulation value, cash surrender value and Policy loans. We will send you notices to confirm premium payments, transfers and certain other Policy transactions. We will mail to you at your last known address of record, these and any other reports and communications required by law. You should give us prompt written notice of any address change.
It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We will review your claim and potentially correct any errors. You may lose certain rights and protections if you do not report errors promptly, except those that cannot be waived under the federal securities laws.

STANDARD DEATH BENEFITS

Commencement of insurance coverage
After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to determine whether to issue a Policy to you and, if so, what the insured person’s premium class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the owner and at least the initial premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the insured person’s health or risk of death. However, if you pay at least the minimum first premium payment with your application for a Policy, we will provide temporary coverage of up to $1,000,000 provided the insured person meets certain medical and risk requirements. The terms and conditions of this coverage are described in our “Limited Temporary Life Insurance Agreement,” available to you when you apply for a Policy.
Your specified amount of insurance.
In your application to buy a Policy, you tell us how much life insurance coverage you want. We call this the “specified amount” of insurance. You may request an increase or deduction in the specified amount, provided that certain conditions are met. For more information, see “Changing the Specified Amount of Insurance” below.
Your death benefit
You must choose one of two death benefit Options under your Policy at the time it is issued.
You can choose Option 1 or Option 2 at the time of your application or at any later time before the Policy’s maturity date. The death benefit we will pay is reduced by any outstanding loan amount and increased by any prepaid loan interest that is not accrued. Depending on the Option you choose, the death benefit we will pay is:
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Option 1 – The specified amount on the date of the insured person’s death.
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Option 2 – The sum of (a) the specified amount on the date of the insured person’s death and (b) the Policy’s accumulation value as of the date of death.
See “Partial surrender” for more information about the effect of partial surrenders on the amount of the death benefit.
Under Option 2, your death benefit may be higher than under Option 1, which may result in increased cost of insurance charges. Because the monthly insurance charge we deduct under Option 2 will also be higher to compensate us for our additional risk, your accumulation value for the same amount of premium may be higher under Option 1 than under Option 2.
Any premiums we receive after the insured person’s date of death will be returned and not included in your accumulation value.
Required minimum death benefit
We may be required under federal tax law to pay a larger death benefit than what would be paid under your chosen death benefit Option. We refer to this larger benefit as the “required minimum death benefit” as explained below.
Federal tax law requires a minimum death benefit (the required minimum death benefit) in relation to the accumulation value for a Policy to qualify as life insurance. We will automatically increase the death benefit of a Policy if necessary to ensure that the Policy will continue to qualify as life insurance. One of two tests under current federal tax law may be used: the “guideline premium test” or the “cash value accumulation test.” Only the cash value accumulation test will be used for Policies with an application signed on or after October 7, 2019. For Policies with an application signed before October 7, 2019, the Policy owner must have elected one of these tests when the owner applied for a Policy. After we issue the Policy, the choice may not be changed.
Under the cash value accumulation test, there are no limits on the amount of premium an owner can pay in a Policy year, as long as the death benefit is large enough compared to the accumulation value to meet the minimum death benefit requirement.
The required minimum death benefit is calculated as shown in the tables that follow. If you selected death benefit Option 1 or Option 2 at any time when the required minimum death benefit is more than the death benefit payable under the Option you selected, the death benefit payable would be the required minimum death benefit.
Under federal tax law rules, if you selected death benefit Option 1 and use the cash value accumulation test, rather than the guideline premium test, the payment of additional premiums may cause your accumulation value to increase to the required minimum death benefit. Therefore, under the cash value accumulation test, it is more likely that the required minimum death benefit will apply if you select death benefit Option 1.

If you anticipate that your Policy may have a substantial accumulation value in relation to its death benefit, you should be aware that the cash value accumulation test may cause the death benefit under the Policy to be higher than it would be under the guideline premium test. To the extent that the cash value accumulation test does result in a higher death benefit, the cost of insurance charges deducted from your Policy will also be higher. This compensates us for the additional risk that we might have to pay the required minimum death benefit.
Under the cash value accumulation test, we calculate the required minimum death benefit by multiplying the Policy’s accumulation value by a required minimum death benefit percentage that varies based on the age and premium class of the insured person. Below is an example of applicable required minimum death benefit percentages for the cash value accumulation test. The percentages shown are for a male, non-tobacco, ages 40 to 120.
APPLICABLE PERCENTAGES UNDER CASH VALUE ACCUMULATION TEST POLICIES WITH AN APPLICATION SIGNED ON OR AFTER OCTOBER 7, 2019
Insured Person’s Attained Age	40	45	50	55	60	65	70	75	99	100+
%	481%	406%	343%	290%	246%	210%	181%	158%	103%	100%

APPLICABLE PERCENTAGES UNDER CASH VALUE ACCUMULATION TEST POLICIES WITH AN APPLICATION SIGNED BEFORE OCTOBER 7, 2019
Insured Person’s Attained Age	40	45	50	55	60	65	70	75	99	100+
%	418%	352%	298%	253%	218%	189%	167%	148%	104%	100%
For Policies with an application signed before October 7, 2019. Under the guideline premium test, total premium payments paid in a Policy year may not exceed the guideline premium payment limitations for life insurance set forth under federal tax law. In addition to meeting the premium requirements, the death benefit must be large enough when compared to the accumulation value to meet the minimum death benefit requirement.
If you have selected the guideline premium test, we calculate the required minimum death benefit by multiplying your Policy’s accumulation value by an applicable required minimum death benefit percentage. The applicable required minimum death benefit percentage is 250% when the insured person’s age is 40 or less, and decreases each year thereafter to 100% when the insured person’s age is 95 or older. The applicable required minimum death benefit percentages under the guideline premium test for certain ages from 40 to 95 are set forth in the following table.
APPLICABLE PERCENTAGES UNDER GUIDELINE PREMIUM TEST POLICIES WITH AN APPLICATION SIGNED BEFORE OCTOBER 7, 2019
Insured Person’s Attained Age	40	45	50	55	60	65	70	75	99+
%	250%	215%	185%	150%	130%	120%	115%	105%	100%
Your Policy calls the multipliers used for each test the “Death Benefit Corridor Rate.”
Changing the Specified Amount of Insurance
Increase in coverage. At any time before the Policy’s maturity date while the insured person is living, you may request an increase in the specified amount of coverage under your Policy. You must, however, provide us with satisfactory evidence that the insured person continues to meet our requirements for issuing insurance coverage.
In many respects, we treat an increase in specified amount of insurance as if it were the issuance of a new Policy. For example, the monthly insurance charge for the increase will be based on the age, sex and premium class of the insured person at the time of the increase. Also, a new amount of surrender charge applies to the amount of the increase for the 9 Policy years following the increase.

Whenever you decide to increase your specified amount, you will be subject to a new monthly charge per $1,000 of specified amount. The additional charge assessed for the first 5 Policy years following the increase will be applied only to the increase in your specified amount. Increasing the specified amount may increase the amount of premium you would need to pay to avoid a lapse of your Policy.
Decrease in coverage. After the first Policy year and before the Policy’s maturity date, you may request a reduction in the specified amount of coverage, but not below certain minimums. After any decrease, the death benefit must be at least the greater of:
•
$100,000; and
•
any minimum amount which is necessary for the Policy to continue to meet the federal tax law definition of life insurance.
We will apply any decrease in coverage as of the monthly deduction day (see “Monthly deduction days”) following the valuation date we receive the request.
The decrease in coverage is applied in the following order:
•
Against the specified amount provided by the most recent increase;
•
Against the next most recent increases successively;
•
Against the specified amount provided under your original application.
We will deduct from your accumulation value any surrender charge that is due on account of the decrease. If there is not sufficient accumulation value to pay the surrender charge at the time you request a reduction, the decrease will not be allowed.
A reduction in specified amount will not reduce the monthly charges per $1,000 of specified amount, or the amount of time for which we assess these charges. For instance, if you increase your coverage and follow it by a decrease in coverage within five years of the increase, we will assess the monthly charge per $1,000 of specified amount against the increase in coverage for the full five years even though you have reduced the amount of coverage.
Changing Death Benefit Options
Change of death benefit Option. You may at any time before the Policy’s maturity date, while the insured person is living, request us to change your death benefit option from: Option 1 to Option 2; or Option 2 to Option 1.
•
If you change from Option 1 to Option 2, we automatically reduce your Policy’s specified amount of insurance by the amount of your Policy’s accumulation value (but not below zero) at the time of the change. The change will go into effect on the monthly deduction day following the date we receive your request for change. Any such reduction in specified amount will be subject to the same guidelines and restrictions described in “Decrease in coverage.” We will not charge a surrender charge for this reduction in specified amount. The surrender charge schedule will not be reduced on account of the reduction in specified amount. The monthly charge per $1,000 of specified amount will not change. At the time of the change of death benefit option, your Policy’s monthly insurance charge and surrender value will not change.
•
If you change from Option 2 to Option 1, then as of the date of the change we automatically increase your Policy’s specified amount by the amount of your Policy’s accumulation value. The monthly charge per $1000 of specified amount will not change. At the time of the change of death benefit option, your Policy’s monthly insurance charge and surrender value will not change.
Effect of changes in insurance coverage on guarantee period benefit. A change in coverage does not result in termination of any “guarantee period benefit” rider in effect under a Policy. As long as the requirements of any such rider are met, we will pay a death benefit even if the Policy’s cash surrender value declines to zero. The details of this guarantee are discussed under “20-year benefit rider” and “Lapse protection benefit rider.”
Tax consequences of changes in insurance coverage. Please read “Federal Tax Considerations -Tax Effects” to learn about possible tax consequences of changing your insurance coverage under your Policy. You should consult a tax advisor regarding your circumstances.

OTHER BENEFITS AVAILABLE UNDER THE POLICY

In addition to the standard death benefits associated with your Policy, other standard and/or optional benefits may also be available to you. The following tables summarize information about those benefits. Information about the fees associated with each benefit included in the tables may be found in “Fee Table.”
Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Planned Periodic Premiums	Allows you to select a premium payment plan to help you pay premiums on a regular basis	•No additional charge •Billing occurs monthly, quarterly, semi-annually, or annually •Payment is not mandatory, but insufficient premium payments may cause the Policy to lapse
Dollar Cost Averaging (DCA) Program	Automatically transfers accumulation value from a variable investment option of your choice to one or more other variable investment options on a regular basis
•No additional charge
•Must have at least $5,000 (for policies with an application signed before October 7, 2019) or $500 (for policies with an application signed on or after October 7, 2019) of
accumulation value in the transferring variable investment
option to start dollar cost averaging
•Minimum amount per transfer is $100
•Transfers may occur monthly, quarterly, semi-annually, or
annually
•Only one instruction may be maintained at any time
•No transfers to or from the Fixed Account
•Not available while automatic rebalancing is in effect
•Transfers do not count against free transfer limits
•We reserve the right to modify, suspend, or terminate this
program at any time

Automatic Rebalancing	Automatically rebalances your accumulation value in the variable investment options to correspond to your premium allocation designation
•No additional charge
•Must have at least $5,000 of accumulation value to use
automatic rebalancing, unless lapse protection benefit rider is in effect, in which case there is no minimum
•Rebalances may occur quarterly, semi-annually, or annually
•Only one instruction may be maintained at any time
•No rebalancing for the Fixed Account
•Not available while DCA instructions are in effect
•Rebalances do not count against free transfer limits

Account Value Enhancement	May provide for a credit to accumulation value at the end of the 21st Policy year and at the end of each Policy year thereafter	•No additional charge •Credit for any Policy year can be 0.01% or greater, as a percentage of unloaned accumulation value, at our complete discretion •Enhancement is fully vested when credited
Enhanced Surrender Value / Return of Premium Rider	May increase the amount payable if you surrender your Policy after a certain number of Policy years
•Available only under Policies with an application signed on or after October 7, 2019
•Automatically added at time of Policy issue
•No additional charge
•Enhancement to surrender value is subject to maximum limit
•Partial surrenders may significantly reduce or terminate the benefit
•May not be reinstated after termination

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Guaranteed Minimum Cash Value Rider	Provides a guaranteed minimum cash value upon a full surrender of the Policy
•Available only under Policies applied for on or after October 7,
2019
•Automatically added after first premium payment
•No additional charge
•Benefit will be paid upon full surrender only if certain
conditions are satisfied
•Partial surrenders and loans may significantly reduce the
benefit
•Certain events will automatically terminate the benefit
•May not be reinstated after termination

Overloan Protection Rider	May keep your Policy from lapsing due to accrued interest on outstanding Policy loans
•Available only under Policies with an application signed before
October 7, 2019
•Automatically added at time of Policy issue
•Additional charge applies upon exercise
•Ability to exercise is subject to conditions that many Policy owners are unlikely to satisfy
•Exercise of benefit may have negative tax consequences.
Please consult your tax or legal advisors.
•Upon exercise, any portion of accumulation value not offset by outstanding Policy loans will be transferred to or remain in the
Fixed Account
•Significant additional/different restrictions and limitations will apply throughout the remaining life of the Policy upon exercise
(e.g., the death benefit will be calculated differently)
•No guarantee that the benefit will prevent Policy lapse

20-Year Benefit Rider	Provides conditional protection against Policy lapse for up to 20 Policy years
•Available only under Policies with an application signed before
October 7, 2019
•Automatically added at time of Policy issue if the optional lapse protection benefit rider was not elected
•Automatically added to Policy if optional lapse protection
benefit rider is terminated before Policy year 20
•No additional charge
•Must pay monthly guarantee premiums to keep in force
•Certain actions (e.g., changes in specified amount) will result in recalculation of required monthly guarantee premiums
•Terminates on the earlier of the 20th Policy anniversary or the
Policy anniversary nearest the insured’s 95th birthday
•Partial surrenders and loans may cause the rider to terminate
•Cannot be reinstated after termination
•No guarantee that the benefit will prevent Policy lapse

Optional Benefits
Name of Benefit	Purpose	Brief Description of Restrictions/ Limitations
Accidental Death Benefit Rider	Pays an additional death benefit if the insured person dies from certain accidental causes	•Additional charge applies •Available only at time of Policy issue

Optional Benefits
Name of Benefit	Purpose	Brief Description of Restrictions/ Limitations
Children’s Term Life Insurance Rider	Provides term life insurance coverage on the eligible children of the Policy’s insured person
•Additional charge applies
•Available at time of Policy issue or any time thereafter
•Automatically terminates at the earlier of the Policy
anniversary nearest the insured’s 65th birthday or the Policy maturity date

Spouse Term Rider	Provides term life insurance on the spouse of the Policy’s insured person
•Available only under Policies applied for on or before May 17,
2019
•Available only at time of Policy issue
•Additional charge applies
•Automatically terminates on the Policy anniversary nearest the spouse’s 75th birthday

Terminal Illness Rider	Provides a right to request a benefit if the Policy’s insured person is certified with a terminal illness
•Available at time of Policy issue or any time thereafter
•Not available in all states
•Additional charges apply
•Must be certified as having a terminal illness and less than 24 months to live (12 months in Florida)
•Benefit limited to 50% of death benefit (excluding any rider benefits), not to exceed $250,000
•Benefit payment, plus interest and an additional fee, becomes a lien against future Policy benefits and the cash surrender value
•Policy will terminate if the total lien, plus any other Policy loans, exceeds the current death benefit

Waiver of Monthly Deduction Rider	Provides a waiver of all monthly charges from accumulation value so long as the Policy’s insured person is totally disabled
•Available only at time of Policy issue
•Not available if initial specified amount is greater than
$5,000,000
•Additional charge applies
•Insured must be younger than age 56 at time of purchase
•Waived charges are deducted from cash value, but not
accumulation value
•Outstanding loan interest is not waived – nonpayment of loan interest may cause the Policy to lapse
•Specified amount and death benefit option may not be
changed while charges are being waived
•No riders may be added while charges are being waived
•No guarantee that the benefit will prevent Policy lapse

Waiver of Specified Premium Rider	Pays a monthly benefit in the event the Policy’s insured person becomes totally disabled
•Available only under Policies with an application submitted on or after May 1, 2017
•Available only at time of Policy issue
•Not available in all states
•Additional charge applies
•Insured must be age 55 or younger at time of application
•Benefit is determined on date of issue based on planned
periodic premiums, subject to maximum benefit limits
•Benefit becomes payable 180 days after total disability begins
•New claim cannot be made after the Policy anniversary
following the insured person reaching age 60
•No guarantee that the benefit will prevent Policy lapse

Optional Benefits
Name of Benefit	Purpose	Brief Description of Restrictions/ Limitations
Death Benefit Installment Rider / Select Income Rider	Provides for payment to the beneficiary of all or a part of the death benefit in installment payments
•Available only under Policies with an application submitted on or after May 1, 2017
•Available only at time of Policy issue
•Not available in all states
•No additional charge
•Amount and number of payments are subject to limitations
•Cannot be removed from the Policy once issued
•Installment payments may be taxable

Lapse Protection Benefit Rider	Provides conditional protection against Policy lapse
•Availability and charge differ based on date of Policy
application:
•For Policies with an application signed before October 7, 2019, available for election only at time of Policy issue and an
additional charge applies (i.e., an optional benefit)
•For Policies with an application signed on or after October 7,
2019, automatically added at time of Policy issue and no
additional charge applies (i.e., a standard benefit)
•Rider’s reference amount (the Continuation Guarantee (“CG”)
Account) must be greater than or equal to zero to keep rider in force
•CG Account value has no cash value and no impact on death
benefit amount or accumulation value
•CG Account value is reduced by monthly deductions, partial
surrenders, surrender charges due to decreases in specified
amount, and Policy loans
•Cash surrender value must be sufficient to cover any loan
interest to keep rider in force
•Investment requirements limit available investment options
•CG Enhancement not available until second Policy anniversary
•Generally must enroll in automatic rebalancing
•No guarantee that the benefit will prevent Policy lapse

Optional Benefits
Name of Benefit	Purpose	Brief Description of Restrictions/ Limitations
Accelerated Access SolutionSM / Chronic Illness Accelerated Death Benefit Rider	Provides accelerated benefits if the Policy’s insured person is certified as being chronically ill and all eligibility requirements are met
•Available only at time of Policy issue
•Available only if terminal illness rider is also elected
•Not available in all states
•Additional charge applies
•Eligibility requirements (e.g., certification of chronic illness)
must be met for each 12 month benefit period
•Benefit payments reduce the specified amount, accumulation
value, and other Policy values on a proportionate basis
•Cannot receive benefits until end of elimination period unless waived
•Lifetime benefit payments subject to a maximum limit
•Outstanding liens against the Policy reduce lifetime maximum benefit
•All accumulation value and premium payments must be
allocated to the Fixed Account during a benefit period
•Specified amount cannot be increased during benefit period
•Investment requirements, applicable upon exercise, limit
available investment options
•Rider will terminate if the terminal illness rider or other accelerated death benefit is exercised
•Rider will terminate if the lifetime maximum benefit is reduced to zero
•Rider will terminate if a partial surrender or loan is taken during a benefit period

ADDITIONAL INFORMATION ABOUT POLICY RIDERS

The following supplemental benefits (riders) are offered under the Policy. Not all riders are available in all states. Riders and certain benefits and features may vary by state and may be available under a different name in some states. Please refer to APPENDIX C – STATE CONTRACT AVAILABILITY OR VARIATIONS OF CERTAIN FEATURES AND RIDERS for state specific information regarding the availability of riders in your state. Certain riders are automatically added to your Policy, free of charge at Policy issue; you may elect to add other optional rider benefits to your Policy. For the riders that you elect that are subject to an additional charge, the Company will deduct an additional charge from your accumulation value on each monthly deduction day. (See “Fee Table.”) The charges assessed for elected riders may vary based on the individual characteristics of the insured. Eligibility for and changes in these benefits are subject to our rules and procedures as well as Internal Revenue Service guidelines and rules that pertain to the Code’s definition of life insurance as in effect from time to time. More details are included in each rider, which your insurance representative can review with you before you decide to elect any of them. Some of the riders provide guaranteed benefits that are obligations of our general account and not of the Separate Account.
Adding supplemental benefits to an existing Policy, or canceling them, may have tax consequences; you should consult a tax advisor before doing so. Some riders may be elected only at the time of application. Once a rider is elected, we will not terminate the rider without your consent (nor will the rider terminate by operation of law) if all terms and conditions are fully satisfied.
Enhanced Surrender Value Rider (for Policies with an application signed on or after October 7, 2019)
This rider is also referred to as the return of premium rider (“ROP Rider”). The benefit under this rider may increase the amount payable if you surrender your Policy after a certain number of years. If the rider is in force and the Policy is surrendered during the 60-day period immediately following a certain number of policy years, then the benefit under this rider will equal a specified percentage of premiums paid less any partial surrenders. Currently,
•
the enhanced surrender value at the end of policy year 20 equals 50% of premiums paid less any partial surrenders
•
the enhanced surrender value at the end of policy year 25 equals 100% of premiums paid less any partial surrenders
For example, a 38-year-old male, preferred non-tobacco, with a specified amount of $360,000 pays total premium of $3,051.32 per year. At the end of year 20, if the insured chooses to fully surrender the policy, the enhanced surrender value would be $3,051.32 * 20 * 50% = $30,513. At the end of year 25, if the insured chooses to fully surrender the policy, the enhanced surrender value is $3,051.32 * 25 * 100% = $76,283.
In no event will the enhanced surrender value exceed (i) the amount (i.e., the smallest Policy specified amount at any time before the date of surrender, taking into account any increases or decreases in specified amount that have occurred) divided by the death benefit corridor rate at the time of surrender, or (ii) the lowest specified amount multiplied by 40%, referred to as an “Enhancement Cap.” This calculation applies to all Policies.
With the same example above and the end of year 25 as a reference point, the death benefit corridor rate at that time is 2.31, so (i) is $360,000/2.31 = $155,817. The “Enhancement Cap” in (ii) is $360,000 * 40% = $144,000. The minimum of (i) and (ii) is $144,000. Since the enhanced surrender value of $76,283 is smaller than $144,000, the enhanced surrender value at the end of year 25 would be $76,283. If the enhanced surrender value calculated above is larger than $144,000, then the enhanced surrender value would be capped at $144,000.
This rider is automatically available under the Policy. No additional charge is assessed for this rider.
The rider will terminate and the enhanced surrender value benefit will be lost if the CG Account value (as discussed below) falls below the level specified in rider which is equal to the CG Threshold Value described below multiplied by the Termination Percentage shown on the Rider Schedule. The rider will also terminate when the Policy terminates. Once the rider terminates, it cannot be reinstated.
Guaranteed Minimum Cash Value Rider (for Policies applied for on or after October 7, 2019)
Under this rider, the benefit payable upon surrender of the Policy is the greater of: (i) the guaranteed minimum cash value provided by this rider on the date of surrender or (ii) the cash surrender value provided by the Policy on the date of surrender. The guaranteed minimum cash value provided by this rider equals (A multiplied by B) minus C, where
•
A =
○
The specified amount of the Policy on the date of surrender divided by 1,000; multiplied by
○
The applicable guaranteed cash value factor, based on the Policy year in which the surrender occurs.

•
B = the lesser of
○
1.0, or
○
CG Account value (as of the date of surrender) divided by the CG threshold value (as of the date of surrender).
•
C = any outstanding loan balance.
For example, a 38-year-old male, preferred non-tobacco, with a specified amount of $360,000 pays total premium of $3,051.32 per year. As a point of reference in this example, at the end of year 10, the applicable guaranteed cash value factor is 4.86., so
•
A = 360,000/1000 * 4.86 = $1,748.
•
B = The CG Account value divided by the CG threshold value at the end of year 10 equals to 1, so B is 1.
•
C = 0, assuming no outstanding loan balance.
As a result, at the end of year 10, the guaranteed minimum cash value would be $1,748 * 1 – 0 = $1,748.
The GMCV is calculated monthly throughput the lifetime of the policy, and the benefit is determined as of the date of surrender.
The rider is automatically provided to a Policy owner once the first premium payment has been paid. We do not assess an additional charge for this rider.
A guaranteed minimum cash value benefit will be paid if the Policy is surrendered while this rider, the lapse protection benefit rider, and the CG benefit, are in effect. A benefit will not be paid under this rider if an enhanced surrender value rider benefit also is payable under the Policy, and the amount of that enhanced surrender value benefit exceeds the amount of the guaranteed minimum cash value rider benefit.
This rider will terminate on the earliest of: (i) the date the Policy terminates, (ii) the date the specified amount of the Policy increases, or (iii) the date a Policy owner’s requested change in premium class for the insured occurs (see “Underwriting and premium classes”). Once terminated, this rider cannot be reinstated.
Accidental Death Benefit Rider
This rider pays an additional death benefit if the insured person dies from certain accidental causes. There is an additional charge for this rider, which currently is $0.07 to $0.15 each month for each $1000 of rider coverage. This charge is deducted at the beginning of each Policy month. For a 38 year old insured person, the additional charge for this rider is $0.09 for each $1000 of rider coverage. If the insured person has a base policy with specified amount of $360,000, and purchases this rider for accidental death benefit amount of $25,000. The insured will pay $0.09 * $25,000/1000 = $2.25 each month. If the insured dies from the covered accidental causes, $25,000 accidental death benefit would be paid in addition to the $360,000 death benefit from the base policy. You can purchase this rider only at the time we issue your Policy. You may later elect to terminate this rider. When the rider terminates the charge will cease.
Children’s Term Life Insurance Rider
This rider provides term life insurance coverage on the eligible children of the person insured under the Policy. There is an additional charge for this rider, which currently is $0.48 each month for each $1000 of rider coverage. This charge is deducted at the beginning of each Policy month. For example, if the insured person purchases $10,000 rider coverage for the eligible children, the insured will pay $0.48 * $10,000/1000 = $4.80 each month. If the eligible children die during the effective period of the rider, death benefit of $10,000 would be paid. This rider is convertible into any other insurance (except for term coverage) available for conversions, under our published rules at the time of conversion. You may purchase this rider at the time we issue your Policy or at any time thereafter. This rider terminates at the earlier of the Policy anniversary nearest the insured person’s 65th birthday or the maturity date shown in your Policy; however, you may elect to terminate it at any time before then. When the rider terminates the charge will cease.
Spouse Term Rider (for policies applied for on or before May 17, 2019)
This rider provides term life insurance on the life of the spouse of the Policy’s insured person. There is an additional charge for this rider, which is currently a monthly charge ranging from $0.01 to $4.61 for each $1000 of rider coverage. This charge is deducted at the beginning of each Policy month. The maximum guaranteed charge is $0.07 to $7.31, for a 38 year old male who is in good health and does not use tobacco products, the additional charge for this rider is $0.22 for each $1000 of rider coverage. For example, if $10,000 rider coverage is purchased, then the monthly rider charge would be $0.22 * $10,000/1000 = $2.20, and the rider benefit of $10,000 would be paid upon the death of the spouse of the Policy’s insured person. This rider terminates no later than the Policy anniversary nearest the spouse’s 75th birthday. You can convert this rider into any other insurance, except term, under our published rules at the time of conversion. You can purchase this rider only at the time we issue your Policy. You may later elect to terminate this rider. If you do so, the charge will cease.
Terminal Illness Rider
This rider provides the Policy owner with the right to request a benefit if the Policy’s insured person is certified as having a terminal illness (as defined in the rider) and less than 24 months to live (12 months in Florida). This rider is not available in all states. Please refer to APPENDIX C – STATE CONTRACT AVAILABILITY OR VARIATIONS OF CERTAIN FEATURES AND RIDERS for state specific information regarding the availability of riders in your state. There is a one-time administrative fee charged for this rider, which currently is $150 assessed at the time of the claim. The maximum amount you may receive under this rider before the insured person’s death is 50% of the death benefit that would be due under the Policy (excluding any rider benefits), not to exceed $250,000. The amount of benefits paid under the rider, plus interest on this amount to the next Policy anniversary, plus an administrative fee (not to exceed $250), becomes a “lien” against the remaining benefits payable under the Policy.
For example, if the Policy owner has a policy with death benefit of $360,000, then the maximum the Policy owner may receive under this rider before death would be the lesser of 50% * $360,000 = $180,000 and $250,000, which is $180,000. Assume the Policy owner requests to receive the maximum benefit. The rider benefit payable would be the requested amount minus the one-time administrative fee charge, which equals $180,000 - $150 = $179,850. The remaining death benefit payable under the base policy after the terminal illness rider benefit is paid would become $360,000 - $180,000 = $180,000.
In most states, the maximum interest rate will not exceed the greatest of
1.
the current yield on 90-day U.S. Treasury Bills; or
2.
the Moody’s Corporate Bond Yield Average-Monthly Average Corporates for the month of October preceding the calendar year for which the loan interest rate is determined; or
3.
the interest rate we are using when calculating cash values in the Fixed Account at the time the charge is assessed, plus 1%.
However, in California, Connecticut (for policies issued prior to September 29, 2017), Delaware, D.C., Florida, North Dakota and South Dakota the maximum interest rate will be the greater of only the second and third items above.
A lien is a claim by AGL against all future Policy benefits. We will continue to charge interest in advance on the total amount of the lien and will add any unpaid interest to the total amount of the lien each year. The cash surrender value of the Policy also will be reduced by the amount of the lien. Any time the total lien, plus any other Policy loans, exceeds the Policy’s then current death benefit, the Policy will terminate without further value. You can purchase this rider at any time prior to the maturity date. You may terminate this rider at any time. If you do so, the charge will cease.
Waiver of Monthly Deduction Rider.
This rider provides for a waiver of all monthly charges assessed for both your Policy and riders that we otherwise would deduct from your accumulation value, so long as the insured person is totally disabled (as defined in the rider). This rider is not available for Policies with an initial specified amount greater than $5,000,000. There is an additional charge for this rider, which is currently a monthly charge ranging from $0.01 to $0.64 for each $1000 of the Policy’s net amount of risk. This charge is deducted at the beginning of each Policy month. The maximum guaranteed charge is $0.01 to $0.64. The charge varies by age. For a 38 year old, the additional charge for this rider is $0.02 per $1000 of the Policy’s net amount at risk. While we are paying benefits under this rider we will not permit you to request any increase in the specified amount of your Policy’s coverage. When we “pay benefits” under this rider we deduct all monthly charges (except for loan interest) from your Policy’s cash value, but not from your accumulation value. Therefore your Policy’s accumulation value will not change because of monthly charges. Since the duration of the waiver may differ in California, please ask your insurance representative.
For example, assume an in-force Policy with the Waiver of Monthly Deduction Rider has an initial specified amount of $1,000,000, and the Policy owner exercises the rider after he or she has become totally disabled. Also assume that on the next monthly deduction date, a monthly deduction of $200 would have been deducted from the Policy’s cash value (then equal to $10,000) and accumulation value (then equal to $11,000). Because the rider was exercised, we would waive that monthly deduction. We would reduce the cash value by $200 (from $10,000 to $9,800), but the accumulation value would remain $11,000 (excluding the impact of investment performance, any loan interest, and any additional premium payments would have on cash value and accumulation value). We would similarly waive all other monthly deductions for the duration of the waiver.

You should carefully consider the following risks associated with exercising this rider:
•
If you have an outstanding Policy loan, loan interest must be paid either as premium or from the Policy’s accumulation value. It is possible the Policy will lapse for nonpayment of loan interest.
•
You may not increase or decrease the Policy’s specified amount while monthly deductions are waived.
•
You may not change the death benefit Option while monthly deductions are waived.
•
You may not add any riders while monthly deductions are waived.
You can purchase this rider on the life of an insured person who is younger than age 56. You can purchase this rider only at the time we issue your Policy. You may later elect to terminate this rider. When the rider terminates the charge will cease.
Waiver of Specified Premium Rider
This rider will pay a monthly benefit into the Policy in the event the insured person becomes totally disabled. The benefit becomes payable 180 days after the total disability begins. This rider may not be available in all states. Please see APPENDIX C – STATE CONTRACT AVAILABILITY OR VARIATIONS OF CERTAIN FEATURES AND RIDERS for state specific information regarding the availability of riders in your state.
This rider can be selected only at the time you apply for a Policy and only if your application is submitted on or after May 1, 2017. There is an additional charge for this rider. This charge is deducted at the beginning of each Policy month. The current monthly charge is a maximum of $0.26 per dollar payable under the rider. The maximum guaranteed charge is $0.26 per $1.00 payable under the rider and it will not be less than $0.05 per $1.00. The current charge for a 38 year old is $0.07 per $1.00. The monthly benefit is determined on the date the rider is issued based on your planned periodic premium, subject to maximum benefit limits under the rider. The insured person must be age 55 or younger at the time of application. A new claim for benefits under the rider cannot be made after the Policy anniversary following the insured person reaching age 60.
For example, assume an in-force Policy has the Waiver of Specified Premium Rider, and that the Policy owner becomes totally disabled at age 50 on January 1, 2022. Based on these assumptions, the Policy owner could submit a new claim under the rider no earlier than June 30, 2022, which would be 180 days after the total disability began. Further, assume that after waiting at least 180 days after the total disability began, the Policy owner submits a new claim for benefits under the rider and that, based on the Policy owner’s planned period premium, the Policy owner is entitled to a monthly benefit of $150. In these circumstances, we would pay $150 into the Policy each month for the duration of the waiver, subject to the rider’s maximum benefit. Each benefit payment would increase the Policy’s cash value and accumulation value by $150.
Monthly charges due under the Policy may be waived on account of another benefit rider you may have selected. If the other waiver rider is not issued, but this rider is issued and you have a total disability as defined by this rider, we will pay your selected benefit into the Policy, limited to the amount of premiums payable into the Policy under federal tax law.
You should carefully consider that the monthly benefit that may become payable under this rider does not guarantee the Policy will remain in force. You may be required to pay premiums during the total disability of the insured person to keep the Policy in force. You should consider if the Waiver of Monthly Deduction Rider or the Terminal Illness Rider, if available, may be more appropriate for your planning.
Death Benefit Installment Rider
This rider is also referred to as the select income rider. It provides for payment to your beneficiary of all or a part of the death benefit in installment payments. You choose the amount of the payments and the number of payments, subject to rider limitations. There is no additional charge for this rider while your Policy is in force. This rider may not be available in all states. Please see APPENDIX C – STATE CONTRACT AVAILABILITY OR VARIATIONS OF CERTAIN FEATURES AND RIDERS for state specific information regarding the availability of riders in your state.
This rider is available only if your application for your Policy is submitted on or after May 1, 2017. You must select this rider at the time the Policy is issued. Once this rider is issued it cannot be removed from the Policy. If you select this rider, there will be a reduction in your monthly insurance charge. Installment payments paid under this rider may be taxable. If so, you or your beneficiary may incur a tax obligation. You should consult your personal tax advisor to determine the impact of death benefit installment payments.
Overloan Protection Rider (for Policies with an application signed before October 7, 2019)
This rider may keep your Policy from lapsing due to interest charges on outstanding Policy loans. This rider allows you to retain the death benefit coverage under your Policy and discontinue paying premiums. We issue this rider automatically when your Policy is issued.
If you exercise the rider, you could be deemed to be in receipt of a taxable distribution of the outstanding loan balance. You should consult a tax advisor before exercising the rider to determine the tax consequences.
This rider does not automatically guarantee that your Policy will not lapse. There are several conditions you must meet in order for the rider to be exercised. The conditions are listed at the end of this section. We do not anticipate that many Policy owners will meet all those conditions.
There is a one-time charge for this rider, currently equal to 3.5% of your Policy’s accumulation value when the rider is exercised. See “Fee Table.” This charge will never be greater than 5% of the accumulation value. There is no charge if the rider is never exercised.
You can request to exercise the rider when:
(1)
The sum of outstanding Policy loans equals or exceeds 94% of the cash value; and
(2)
The Policy has been in force at least until the later of:
(a)
the Policy anniversary nearest the insured person’s age 75; or
(b)
the 15th Policy anniversary.
The exercise date of the rider is the monthly deduction day on or next following the date we receive your written request and all requirements for exercising the rider are satisfied. Here are the requirements:
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There must be sufficient cash surrender value to cover the one-time charge;
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If you elected death benefit Option 2 when you applied for a Policy, you must change it to death benefit Option 1 (death benefit Option 1 is equal to the specified amount on the date of the insured person’s death);
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The Policy must not be a modified endowment contract and the guideline premium test must be selected when the Policy is applied for;
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The sum of all partial surrenders taken by the time the rider is exercised must equal or exceed the sum of all premiums paid;
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The sum of all outstanding Policy loans by the time the rider is exercised must equal or exceed the specified amount; and
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There can be no riders in force at the time the rider is exercised that require charges after the exercise date, other than term life insurance riders (a term life insurance rider cannot require a change in its death benefit amount that is scheduled to take effect after the exercise date).
On the exercise date the portion of your accumulation value not offset by your outstanding Policy loans will be transferred to, or will remain in, the Fixed Account.
The following conditions apply beginning with the exercise date:
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Interest will continue to be credited to your accumulation value and charged against outstanding loans;
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All future monthly deductions will be waived, including those for any term rider;
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No additional premiums will be accepted;
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The Policy cannot become a modified endowment contract;
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No new Policy loans or partial surrenders will be allowed;
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Policy loans can be repaid;

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No changes will be allowed in the specified amount or choice of death benefit Option;
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No transfers or allocations of accumulation value from the Fixed Account will be allowed; and
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The Policy’s death benefit will be the applicable Death Benefit Corridor Rate times the greater of the accumulation value and the outstanding total Policy loan amount.
For example, assume that the Policy has a cash value of $10,000 and the sum of outstanding Policy loans equals $9,400. In these circumstances, because the sum of outstanding Policy loans equals or exceeds 94% of the cash value, the Policy owner could request to exercise the rider, provided that the Policy has been in force for a sufficient period of time. Further, assume that the Policy owner exercises the rider and, at the time of exercise, the accumulation value is $20,000. In this example, we hold the entire accumulation value of $20,000 in the Fixed Account, where it would remain for the life of the Policy. Fixed Account interest would be credited to the amount held in the Fixed Account, and loan interest would be charged against the outstanding policy loan, but the Policy would be protected from lapse due to interest charges on the outstanding Policy loans. The Policy owner would not be allowed to make new premium payments, take new Policy loans, or take any partial surrenders. Assume later that the Policy’s death benefit becomes payable when the accumulation value is $15,000 and the outstanding Policy loan amount is $10,000, and at that time the Death Benefit Corridor Rate is 1.05. Under these circumstances, the death benefit would equal $15,750, which is equal to the accumulation value multiplied by the Death Benefit Corridor Rate.
The rider will terminate on the earlier of the following dates:
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Upon your written request to terminate the rider; or
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Upon termination of the Policy.
20-Year Benefit Rider (for Policies with an application signed before October 7, 2019)
This rider is a benefit that is automatically provided to any Policy owner who did not elect to purchase the lapse protection benefit rider at Policy issue, or who terminates the lapse protection benefit rider before Policy year 20. A Policy owner must pay the monthly guarantee premiums to keep this rider in force. While the rider is in force, the Policy will not lapse and we will provide a death benefit depending on the death benefit option the Policy owner has chosen. There is no additional charge for the rider. The rider provides a guarantee, explained below, until the earlier of:
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The 20th Policy anniversary; or
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The Policy anniversary nearest the insured person’s 95th birthday.
This rider’s potential benefit is limited to a maximum of 20 Policy years. However, the need for life insurance varies from person to person, and often is a consideration based on how dependent family members are on the health and income of the insured person. Policy owners who are concerned that their need for life insurance will be for longer than 20 years may want to elect a lapse protection benefit that is available for a longer period of time.
Policy months are measured from the “date of issue” of your Policy. On the first day of each Policy month that you are covered by the rider, we determine if the monthly guarantee premium requirement has been met, as follows: (i) if the sum of all premiums paid to date, minus withdrawals and minus any outstanding Policy loan amount, equals or exceeds the sum of all monthly guarantee premiums, beginning with the date of issue and including the monthly guarantee premium for the then-current month; then (ii) you have met the monthly guarantee premium requirement.
As long as a Policy owner has met the monthly guarantee premium requirement, the Policy will not enter a grace period, or terminate (i.e., lapse) because of insufficient cash surrender value. See “Policy Lapse and Reinstatement.”
For example, assume a Policy has the 20-Year Benefit Rider and that the rider remains in effect for the duration of this example. Further, assume to date that the Policy owner (i) has paid $20,000 in total premiums, taken $2,500 in withdrawals, and has $2,500 in outstanding Policy loans, and (ii) has paid $6,000 in monthly guarantee premiums. Because the sum of all premiums paid to date, minus withdrawals and minus any outstanding Policy loan amount (i.e., $20,000 - $2,500 - $2,500 = $15,000), equals or exceeds the sum of all monthly guarantee premiums paid (i.e., $6,000), the Policy would not lapse even if the accumulation value reduced by any outstanding loan amount was not enough to pay the monthly deduction. However, if the Policy owner had instead only paid $10,000 in total premiums, the rider would not protect against lapse because the sum of all premiums paid to date, minus withdrawals and minus any outstanding Policy loan amount (i.e., $10,000 - $2,500 - $2,500 = $5,000), would not equal or exceed the sum of all monthly guarantee premiums paid (i.e., $6,000).

If a Policy owner does not meet the monthly guarantee premium requirement, we will notify the Policy owner in writing within 30 days. The 20-year benefit rider will remain in force during the 61-day period that follows failure to meet the monthly guarantee premium requirement. The notice will advise a Policy owner of the amount of premium the Policy owner must pay to keep the rider from terminating. If a Policy owner does not pay the amount required to keep the rider in force by the end of the 61-day period, the rider will terminate and cannot be reinstated.
If the 20-year benefit rider terminates and the cash surrender value is insufficient, the Policy will lapse unless the Policy owner pays an amount of premium sufficient to keep the Policy from lapsing. The 20-year benefit rider will not be reactivated, however, even if the Policy owner pays enough premium to keep the Policy from lapsing.
Whenever the Policy owner increases or decreases the specified amount, changes death benefit options, adds or deletes another benefit rider or changes premium class, we calculate a new monthly guarantee premium. These changes will not affect the terms or the duration of the rider. The amount you must pay to keep the rider in force, however, will increase or decrease. We can calculate a Policy owner’s new monthly guarantee premium as the result of a Policy change before that change is made. Please contact either your insurance representative or the Administrative Center shown under “Contact Information” for this purpose.
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For increases in the specified amount, the new monthly guarantee premium is calculated based on the insured person’s age on the effective date of the increase, and the amount of the increase.
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For decreases in the specified amount, the new monthly guarantee premium is adjusted on a pro-rata basis. For instance, if the specified amount is reduced by one-half, the monthly guarantee premium is reduced by one-half.
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For the addition or deletion of any other benefit rider, the monthly guarantee premium will be increased or decreased by the amount of the charge for the rider.
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For a change in premium class, the new monthly guarantee premium is calculated based on the insured person’s attained age and the new premium class.
Lapse Protection Benefit Riders
For Policies with an application signed before October 7, 2019, this rider was optional at issue, and the 20-year benefit is not automatically provided to Policy owners for whom the lapse protection benefit rider is in effect. An additional charge for the rider, $0.0008, is deducted monthly for each $1,000 of the Policy’s net amount at risk. This charge is deducted at the beginning of each Policy Month.
For policies with an application signed on or after October 7, 2019, this rider is a benefit that is automatically provided to Policy owners, and no additional charge is assessed for the rider. This rider provides protection from Policy lapse. For Policies with an application signed before October 7, 2019, this includes the time a person applies for the Policy or the time the Policy is issued. If the owner of a Policy with an application signed before October 7, 2019, declines or terminates the Policy, the rider charge will cease as of the termination date.
Key terms: It is important to understand several terms and concepts that are key to understanding the operation of the lapse protection benefit rider. Please see APPENDIX B – LAPSE PROTECTION BENEFIT RIDER EXAMPLES for more information.
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Continuation Guarantee (“CG”) Account: The CG Account creates a reference value used to determine whether a CG benefit is in effect. Unlike the Policy, the CG Account does not have an actual cash value or cash surrender value.
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Continuation Guarantee Account Value (“CG Account value”): After the Policy is issued and the CG Account has been established, its value is calculated in a manner similar to your actual accumulation value. We determine the CG Account value, however, using different charges and crediting different interest rates. The CG Account value is determined on the date of issue and on each monthly deduction day thereafter. Interest is credited monthly using an annual effective rate, compounded daily. The CG interest rates are shown in the rider and are subject to change, as described in the rider. Except as stated in the rider, the table of CG cost of insurance rates and all other CG charges are guaranteed not to change. The CG Account has no impact on your death benefit, or accumulation value. The CG Account value can be less than zero.
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Continuation Guarantee Benefit (“CG benefit”): The benefit provided under the lapse protection benefit rider will be in effect as long as the following conditions are met:
○
The CG Account value is greater than or equal to zero;
○
The cash surrender value of the policy is enough to cover any loan interest when due; and

○
The total amount of your accumulation value less any outstanding loan amount is allocated in accordance with the investment restrictions imposed under the rider.
While there are potential scenarios where the CG benefit allows a Policy to remain in force longer than it otherwise would, based on premiums paid and investment performance, there also are scenarios in which the Continuation Guarantee would not provide a tangible benefit.
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CG Specified Amount: The CG specified amount is used to determine the CG Account value. The initial CG specified amount is the same as the initial specified amount for the Policy. Changes to the Policy specified amount will be applied to the CG specified amount. However, death benefit option changes may cause the CG specified amount to differ from the specified amount of the Policy.
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Charges against the CG Account (“CG Monthly Deduction”): The following charges are deducted from the CG Account value and are used only to determine if the Policy’s CG benefit is in effect. These charges are not deducted from the Policy’s accumulation Value.
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CG Monthly Administration Fee. This monthly fee is currently zero.
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CG Premium Expense Charge. This charge is calculated by multiplying the amount of each premium when it is paid by the applicable Continuation Guarantee Premium Expense Charge Percentage (“Percentage”) shown on your Rider Schedule. There are percentages for amounts up to and in excess of the CG target premium. The CG target premium is a reference value used with the CG Premium Expense Charge. The Percentages used for each Policy owner will not change for the life of the Policy.
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CG Monthly Expense Charge. We may deduct a monthly charge from the CG Account value that depends on the CG specified amount (as discussed above) and the insured person’s sex, age and premium class. The CG Monthly Expense Charge is guaranteed to remain at the level set at Policy issue.
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CG Cost of Insurance Charge (“CG COI Charge”). A CG COI Charge will be deducted monthly from the CG Account value. The COI rate will vary based on the insured person’s sex, age, specified amount, and premium class, as well as the Policy year.
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Additional potential adjustments to the CG Account value: We make the following additional adjustments to the CG Account value. These charges apply depending on choices the Policy owner makes after the Policy is issued.
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Monthly charges for any other riders selected.
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An amount equal to any partial surrenders.
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An amount equal to any surrender charges due to any decrease in the Policy’s specified amount.
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An amount equal to the gross amount of Policy loans; loan repayments will be added to the value.
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Continuation Guarantee Enhancement (“CG Enhancement”): This feature provides the Policy owner with the opportunity to receive a reduction in the CG COI charges and the monthly charges for any riders attached under the Policy by the CG Premium Expense Charge Percentage. During the first two Policy years, the CG COI Charges are automatically reduced by the applicable CG Premium Expense Charge Percentage each Policy year. Beginning with the second Policy anniversary, and on each Policy anniversary thereafter, the Policy will be eligible for the CG Enhancement if the sum of premiums paid for the twenty-four Policy months immediately preceding the Policy anniversary equals or exceeds a threshold premium level. If the requirements of the CG Enhancement are met, the reduction will be in effect for the entire upcoming Policy year.
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Continuation Guarantee Account Threshold Value (“CG Account Threshold Value”): This value is used to determine what interest rate is credited to your Policy’s CG Account value each month. For CG Account values equal to or less than the CG Account Threshold Value, the CG Interest Rate applies. For CG Account values in excess of the CG Account Threshold Value, the CG Excess Interest Rate applies.
Investment requirements.
Under Policies that include a lapse protection benefit rider, we may require that a portion of a Policy owner’s accumulation value be allocated to the VALIC Co. I Dynamic Allocation Fund. In addition, we limit the total amount of your accumulation value, less any outstanding loan amount, that can be invested in certain investment options that we designate as “restricted investment options.” See “Investment Requirements for Optional Benefits” under APPENDIX A – FUNDS AVAILABLE UNDER THE POLICY for additional information.

For Policies with an application signed on or after October 7, 2019, there is no requirement to enroll in automatic rebalancing. However, automatic rebalancing is available at the request of the Policy owner.
For applications signed before October 7, 2019, if the lapse protection benefit rider is in effect, we will enroll you in our automatic rebalancing program with quarterly rebalancing to ensure that your allocation will continue to comply with the investment requirements for the VALIC Co. I Dynamic Allocation Fund and the restricted investment options. If rebalancing instructions are not provided, we will align your rebalancing allocations with your premium allocation instructions. Under automatic rebalancing, your accumulation value is automatically reallocated to the investment options in percentages that correspond to your then current and compliant premium allocation designation.
If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, by contacting our Administrative Center. See “Automatic rebalancing.”
You may choose to rebalance more frequently than quarterly, provided we offer more frequent rebalancing.
Before you elect the lapse protection benefit rider, you and your financial advisor should carefully consider whether the investment requirements associated with the lapse protection benefit rider meet your investment objectives and risk tolerance.
The investment option restrictions may reduce the need to rely on the guarantees provided by the lapse protection benefit rider because they allocate your accumulation value across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, returns under your investment option choices by allocating your accumulation value more aggressively.
If you elect to terminate the lapse protection benefit rider, all of the investment option restrictions will also terminate.
We may revise the investment option restrictions for any existing Policies to the extent that investment options are added, deleted, substituted, merged or otherwise reorganized. Furthermore, in the event that an investment option is added, we would determine if it was suitable for inclusion in the restricted investment options. In the event that we delete the availability of an investment option, you will no longer be permitted to allocate additional investments to the option. In the event of a substitution, merger, or reorganization of an investment option, the investments in the Fund would be transferred to the successor or surviving Fund. The successor or surviving Fund could be classified as a restricted fund if not already. We will promptly notify you of any changes to the investment option restrictions due to deletions, substitutions, mergers or reorganizations of the investment options.
Reinstatement. If your Policy lapses, this rider will also lapse. We will reinstate this rider by written request if your Policy is reinstated at the same time. The reinstated rider will be in force from the same date that the Policy is reinstated.
Termination. This rider will terminate if:
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you elect to terminate this rider;
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the Policy terminates or matures;
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automatic rebalancing has been discontinued, except when discontinued while there is a 100% allocation of accumulation value to the Fixed Account or to an investment option that is not a restricted investment option as identified above; or
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you change your automatic rebalancing percentages to allow for less than the required minimum percentage of accumulation value allocated to the VALIC Co. I Dynamic Allocation Fund, or for more than the permitted percentage of the policy’s total accumulation value less Policy loans to be invested in restricted investment options.
Accelerated Access Solution
The Accelerated Access SolutionSM, also referred to as the Chronic Illness Accelerated Death Benefit Rider, provides you with accelerated benefits if the insured person is certified as being chronically ill as defined in the rider and all eligibility requirements under the rider are met. This rider may not be available in all states. Please see APPENDIX C – STATE CONTRACT AVAILABILITY OR VARIATIONS OF CERTAIN FEATURES AND RIDERS for state specific information regarding the availability of riders in your state.
Only the insured person under your Policy is covered by this rider. Accelerated benefits are paid to you or your estate prior to the death of the insured person. You may choose monthly benefit payments or a lump sum payment option. Your accelerated benefit payments may be used for any purpose; however, this rider does not specifically provide long-term care insurance, nursing care insurance or home care insurance. Subject to its availability, you must also elect the Terminal Illness Rider in order to elect this rider. No accelerated benefit will be payable on the basis of any other rider attached to your Policy. You must elect this rider at the time you apply for the Policy. There is a separate charge for each rider. The monthly current and maximum guaranteed charges range from

$0.04 to $4.70 for each $1000 of rider net amount at risk. This charge is deducted at the beginning of each Policy month. For a 38 year old male who is underwritten as preferred non-tobacco, with a specified amount of $360,000, the representative charge is $0.09 for each $1000 of rider net amount at risk for a benefit paid monthly as 2% of the Policy’s death benefit. For example, for month 1, the net amount of risk is $357,735.12, so the rider charge for this month would be $0.09 * $357,735.12/1000 = $33.48. You may later elect to terminate this rider. If you do so, the charge will cease.
The rider’s effect on the Policy’s death benefit
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The Policy’s death benefit is reduced by the benefit amounts paid under this rider; and
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The remaining death benefit is paid to beneficiaries income tax-free under current tax law.
For example, for the same 38 year old Policy owner with a specified amount of $360,000, if the benefits paid under this rider is $60,000, then the remaining death benefit paid upon death would be reduced to $360,000 - $60,000 = $300,000.
Benefit period. The benefit period is defined as the initial 12-month period commencing with the first monthly deduction day after we approve a request for an accelerated benefit and each subsequent 12-month period which begins on the first monthly deduction day following the end of the most recent benefit period. In order to receive accelerated benefit payments during a particular benefit period, we must receive certification or re-certification of the insured person’s chronic illness for that benefit period, and the insured person must meet the eligibility requirements listed below. We must receive a certification for the initial benefit period, and a re-certification for each benefit period thereafter.
Eligibility for Benefits. While your Policy and this rider are in force, you will become eligible, each benefit period, for accelerated benefit payments during the life of the insured person when each of the following conditions is met:
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We receive (in good order) and approve your written request for an accelerated benefit under this rider;
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We receive (in good order) and accept the certification or re-certification;
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We receive (in good order) written consent from any irrevocable beneficiaries or assignee of record for accelerated benefits;
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The Elimination Period, unless waived, has expired. “Elimination Period” means a period of consecutive days, as shown on the rider schedule, which must expire before the insured person becomes eligible for one or more accelerated benefit payments. Such period begins on the day we receive certification or re-certification that the insured person is chronically ill; and
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The insured person is chronically ill at the time a benefit payment is made.
Lifetime maximum benefit. The lifetime maximum benefit payable under the rider is equal to:
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The lesser of (a) and (b) where:
(a)
Equals the lifetime maximum benefit percentage multiplied by the death benefit (excluding riders/endorsements) at the time all of the conditions in the “Eligibility for Benefits” section are first satisfied; and
(b)
Equals the lifetime dollar limitation;
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Reduced by any outstanding lien against the Policy resulting from any other accelerated death benefit endorsement or rider attached to the Policy.
The lifetime maximum benefit percentage and the lifetime dollar limitation are shown on the rider schedule. The lifetime maximum benefit will be reduced by the amount of each monthly benefit when it is paid to you. The amount of each monthly benefit is calculated before any adjustment for Policy loan repayment or any discount under the lump sum option.
Lump sum option. For any benefit period, you may request a lump sum payment option. To change from the lump sum option to monthly benefit payments, you must request the change in writing sent to our Administrative Center at least 90 days in advance of the beginning of the next benefit period.
The lump sum will equal the sum of the present value of the monthly benefit (before any adjustment for loans) payable each month during the benefit period. The maximum interest rate we use to calculate the present value will not exceed the greater of:
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The current yield on 90-day U.S. Treasury Bills; and
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The current maximum statutory adjustable policy loan interest rate.

Transfer of accumulation value prior to payment of an accelerated benefit. Upon approval of your request for an accelerated benefit, we will transfer the value of each of the variable investment options to the Fixed Account. Such transfer of your interest in a variable investment option prior to payment of an accelerated benefit will not be subject to a transfer fee and it will not impact your number of available free transfers. While you are receiving accelerated benefit payments, all premium payments will be allocated to the Fixed Account and transfers out of the Fixed Account will not be allowed.
Waiver of monthly deduction. The Policy’s monthly deductions and the CG Account’s monthly deductions, if any, will be waived beginning on the date monthly benefits begin under this rider and will continue while the conditions for Eligibility for Benefits are met.
Claims. Requests for payment of benefits under the rider must be submitted to us in writing at our Administrative Center. Upon receipt of the request (in good order), we will mail a claim form to you within 15 working days. If the claim form is not sent within this 15-day period, and you provide proof that the insured person is chronically ill in a format other than our claim form, you will be deemed to have complied with the claim requirement. Such proof must include, but is not limited to, a certification or re-certification statement signed by a licensed health care practitioner certifying that the insured person is chronically ill. We will pay benefits immediately upon receipt of due written proof of eligibility.
Impact of changes in the specified amount. If the specified amount of the Policy is increased under the terms of the Policy, the lifetime maximum benefit may also be increased, subject to the lifetime dollar limitation. We will require an application and evidence of insurability satisfactory to us for any increase in the lifetime maximum benefit. An increase will be effective on the monthly deduction day on or next following the date the application for increase is approved by us.
If the specified amount of the Policy is reduced, the lifetime maximum benefit may be reduced. No increases in specified amount are permitted during any benefit period.
Impact on Policy. Each monthly benefit payment will reduce certain policy components by a proportional amount. This proportion will equal the monthly benefit payment, before reduction for repayment of Policy loans, divided by the death benefit immediately before the payment. The components that will be reduced by this provision are the accumulation value and the specified amount; and, as applicable, surrender charges, CG Account value, monthly guarantee premium, and Policy loan amount.
An amount equal to the reduction in policy loan value will be applied as a loan repayment, and thus will reduce the accelerated benefit payments. If death benefit Option 2 is in effect, the death benefit Option will be changed in death benefit Option 1 prior to the first accelerated benefit payment. This means that the death benefit will automatically be equal to the specified amount as of the date of death. No further death benefit Option changes are permitted during any benefit period.
Effects of Accelerated Benefit Payments. You should consider that receiving or having the contractual right to receive any accelerated benefit payment may affect your eligibility for Medicaid, Supplemental Security Income (SSI), or other government benefits or entitlements. You should contact the Medicaid Unit of Your local Department of Public Welfare and the Social Security Administration for more information. If you initiate an accelerated benefit claim during the contestability period of the Policy to which this rider is attached or the contestability period of a reinstatement of the Policy, the entire Policy may be rescinded if any material misrepresentation of any information was made on the insurance application for the Policy or on an applicable reinstatement application. Similarly, if you initiate an accelerated benefit claim during the contestability period of an increase in the specified amount, that increase may be rescinded if any material misrepresentation of any information was made on the insurance application for the increase in specified amount.
Rider Cost of Insurance. The monthly cost of insurance for the Accelerated Access SolutionSM rider will be added to the monthly deduction for the Policy. The maximum rider cost of insurance rates per $1,000 of rider amount at risk are shown in “Fee Table.” We can use rider cost of insurance rates that are lower than the maximum rates. Any change in rates will apply to all riders in the same premium class as this rider.
We calculate the cost of insurance for this rider on each monthly deduction day. The rider cost of insurance is equal to:
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The applicable rider cost of insurance rate per unit; multiplied by
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The rider net amount at risk; divided by
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$1,000.
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The rider net amount at risk under this provision is equal to the least of:
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The lifetime maximum benefit percentage, multiplied by the death benefit on the monthly deduction day; and
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The remaining lifetime maximum benefit on the monthly deduction day; and

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The net amount at risk for the Policy to which this rider is attached on the monthly deduction day.
Cost of insurance if the lapse protection benefit rider also applies to the Policy. If the Accelerated Access SolutionSM rider and the lapse protection benefit rider both apply to a Policy, then the cost of insurance for the Accelerated Access SolutionSM rider will be deducted from the CG Account used to determine the lapse protection benefit. The cost of insurance for the CG Account is equal to:
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The applicable rider cost of insurance rate per unit; multiplied by
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The rider net amount at risk; divided by
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$1,000.
The rider net amount at risk under this provision is equal to the least of:
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The lifetime maximum benefit percentage, multiplied by the death benefit on the monthly deduction day; and
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The remaining lifetime maximum benefit on the monthly deduction day; and
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The CG Account’s net amount at risk for the Policy to which this rider is attached on the monthly deduction day.
Incontestability. We will not contest payment of any accelerated benefit after this rider has been in force during the insured person’s lifetime for 2 years from the rider date of issue. If the Policy to which this rider is attached lapses and is subsequently reinstated, this rider will not be contested after it has been in force during the insured person’s lifetime for 2 years following the date we approve our reinstatement application.
Reinstatement. If the Policy and this rider terminate at the same time, and the Policy is reinstated, this rider will also be reinstated, subject to evidence of insurability provided to us. (See “Policy Lapse and Reinstatement”).
Limitations. The accelerated benefit will be subject to the following limitations:
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This benefit is not intended to allow third parties to cause you to involuntarily access the Policy proceeds payable to the named Beneficiary. Therefore, the accelerated benefit will not be available if you are required to request it for any third party, including any creditor, government agency, trustee in bankruptcy or any other person or as the result of a court order;
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If the insured person dies after a request for any accelerated benefit has been submitted and before you receive an accelerated benefit payment, such request will be voided and the Policy’s death benefit will be payable; and
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If the insured person dies before all accelerated benefit payments have been received, all remaining payments will be voided and the Policy’s death benefit will be payable, subject to all other Policy provisions.
Termination. This rider will terminate upon the earliest of:
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The date the Policy terminates; or
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Any date requested by you in writing, as long as such date is within the period during which a cost of insurance for the rider is payable; or
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The date we approve a written request from you under an accelerated death benefit rider attached to the Policy to accelerate the Policy’s death benefit because of the insured person’s terminal illness;
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The date the lifetime maximum benefit equals zero; or
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The date a partial surrender or a new policy loan is taken under the Policy during a benefit period.
We will pay benefits under the rider after it has terminated if, while the rider was in force, all conditions of the Eligibility of Benefits provision were met and the insured person was chronically ill.
Tax Consequences of Additional Rider Benefits.
Adding or deleting riders, or increasing or decreasing coverage under existing riders can have tax consequences. See “Federal Tax Considerations - Tax Effects.” You should consult a tax advisor for questions.

POLICY TRANSACTIONS

The following transactions may have different effects on the accumulation value, death benefit, specified amount or cost of insurance. You should consider the net effects before requesting a Policy transaction. See “Policy Features.” Certain transactions also include charges. For information regarding other charges, see “Charges Under the Policy.”
eDelivery, Life Consumer Portal, Telephone Transactions and Written Transactions
For information, refer to Communication with AGL eDelivery, Life Consumer Portal, telephone transactions and written transactions.
Withdrawing Policy Investments
Full surrender. You may at any time surrender your Policy in full. If you surrender your Policy during the first 5 Policy years, we will pay you an amount equal to your accumulation value less any outstanding loan amount. If you surrender your Policy after the first 5 Policy years, we will pay you the accumulation value, less any applicable surrender charge, less any outstanding loan amount (see “Policy loans”). We call this amount your “cash surrender value.” If you surrender your Policy during the surrender charge period (for Policies with a signed application before October 7, 2019, the first 9 years and for the first 9 Policy years following an increase in the Policy’s specified amount, and for Policies with a signed application on or after October 7, 2019, the first 19 Policy years and the first 19 Policy years following an increase in the Policy’s specified amount), any surrender charge that you pay may be significant. Federal income tax and/or a penalty tax may also apply.
Partial surrender. You may, at any time after the first Policy year and before the Policy’s maturity date, make a partial surrender of your Policy’s cash surrender value. A partial surrender must be at least $500. We will automatically reduce your Policy’s accumulation value by the amount of your withdrawal and any related charges (including any applicable surrender charge). We do not allow partial surrenders that would reduce the death benefit below $100,000.
If the Option 1 death benefit is then in effect, we also will reduce your Policy’s specified amount by the amount of such withdrawal and charges, but not below $100,000. We will take any such reduction in specified amount in accordance with the description found under “Decrease in coverage.”
You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the partial surrender in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of accumulation value you then have in each investment option.
We assess a $10 partial surrender processing fee for each partial surrender.
Option to convert to paid-up endowment insurance. If your Policy was issued in Florida, you have the option to have the Policy endorsed as a non-participating non-variable paid-up endowment life insurance policy. Any riders you have elected terminate when you exercise this option. Here is the information you should know about this option:
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we use your original Policy’s cash surrender value as a single premium for the new policy;
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we use the insured person’s age at the time you exercise this option to determine how much coverage you will receive (this amount is the new death benefit);
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you will owe no additional premiums while the new policy is in force;
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we will pay the amount of coverage to the beneficiary when the insured person dies and the new policy will terminate; and
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we will pay the amount of coverage to the owner if the insured person is living at the new policy’s maturity date and the new policy will terminate.
Policy loans. You may at any time borrow from us an amount up to your Policy’s cash surrender value less three times the amount of the charges we assess against your accumulation value on your monthly deduction day. The minimum amount you can borrow is $500 or, if less, your Policy’s cash surrender value less three times the amount of the charges we assess against your accumulation value on your monthly deduction day.
We reserve the right at any time to limit the maximum loan amount to 90% of your accumulation value. The 90% limit will apply to: (i) all policies regardless of the date of issue; and (ii) any loans taken after the new limit is declared. Any loans outstanding when the new limit is declared will be administered under the rules for loans that were in place at the time the loan was taken.
The outstanding loan amount equals:
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the loan amount as of the beginning of the Policy year; plus

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new loans taken; plus
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accrued but unpaid loan interest; minus
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loan repayments.
At the time the loan is initiated, we remove from your investment options an amount equal to your loan and hold that part of your accumulation value in the Fixed Account as collateral for the loan. You may choose which of your investment options the loan will be taken from. If you do not so specify, we will allocate the loan in the same way that charges under your Policy are being allocated. If this is not possible, we will make the loan pro-rata from each investment option that you then are using.
We will credit your Policy with interest on this collateral amount on a monthly basis and at a guaranteed annual effective rate of 4.00% (rather than any amount you could otherwise earn in one of our investment options).
Loan interest is due in advance and accrues daily. For any loan, you may choose to: (i) have loan interest deducted from the amount being borrowed when the loan is made, or (ii) pay loan interest as it accrues. Any accrued, but unpaid, loan interest remaining at the end of a Policy year will be (i) deducted from the variable investment options according to allocation instructions you have given, and (ii) added to the part of your accumulation value in the Fixed Account being held as collateral for the loan. Except for preferred loans (as discussed below), we will charge you interest on your loan at the end of each Policy year at an annual effective rate of 4.75%. Interest you pay on Policy loans will not, in most cases, be deductible on your tax returns.
You may repay all or part (but not less than $100 unless it is the final payment) of your loan at any time before the death of the insured person while the Policy is in force. You must designate any loan repayment as such. Otherwise, we will treat it as a premium payment instead. Any loan repayments go first to repay all loans that were taken from the Fixed Account. We will invest any additional loan repayments you make in the investment options you request. In the absence of such a request we will invest the repayment in the same proportion as you then have selected for premium payments that we receive from you. Any unpaid loan (increased by any unearned loan interest we may have already charged) will be deducted from the proceeds we pay following the insured person’s death.
A Policy loan, whether or not repaid, will affect accumulation value over time because we subtract the amount of the loan and any accrued loan interest payable from the variable investment options and/or Fixed Account as collateral while the loan is outstanding, and this loan collateral does not participate in the investment performance of the variable investment options or receive any excess interest credited to the Fixed Account. We reduce the amount we pay on the insured person’s death, and the cash surrender value, by the amount of any outstanding Policy loan and accrued loan interest. Your Policy may lapse (terminate without value) if outstanding Policy loans plus any accrued loan interest payable reduce the cash surrender value to zero. If you surrender the Policy or allow it to lapse while a Policy loan remains outstanding, the outstanding loan amount, to the extent it has not been previously taxed, is treated as a distribution from the Policy and may be subject to federal income taxation.
Preferred loan interest rate. We will charge a lower interest rate on loans available after the first 10 Policy years. We call these “preferred loans.” Preferred loan interest is due in advance and accrues daily. The maximum amount eligible for preferred loans for any year is: (i) 10% of your Policy’s accumulation value (which includes any loan collateral we are holding for your Policy loans) at the Policy anniversary; or, if less, (ii) your Policy’s maximum remaining loan value at that Policy anniversary.
We have full discretion to vary the preferred loan interest rate we charge you, provided that the rate: (i) will always be no less than the guaranteed preferred loan collateral annual effective rate of 3.00%; and (ii) will never exceed an annual effective rate of 4.25% (maximum).
We will always credit your preferred loan collateral amount at a guaranteed annual effective rate of 4.00%.
Maturity of your Policy. If the insured person is living on the maturity date shown in your Policy, we will pay you the cash surrender value of the Policy, and the Policy will end. The maturity date can be no later than the Policy anniversary nearest the insured person’s 121st birthday, unless you have elected to extend coverage to a later date you designate. See “Option to extend coverage.”
Option to extend coverage. You may elect to extend your original maturity date to a later date you designate. If you do so, and if the insured person is living on the maturity date, coverage will be continued until the date of death of the insured person.
To elect this option, you must submit a written request in good order and on a form acceptable to us at least 30 days prior to the original maturity date. You will incur no charge for exercising this option.
The option provides for a death benefit after your original maturity date equal to the death benefit in effect on the day prior to your original maturity date. If the death benefit is based fully, or in part, on the accumulation value, we will adjust the death benefit to reflect future changes in your accumulation value. The death benefit will never be less than the accumulation value. The death benefit will be reduced by any outstanding Policy loan amount. Here are the option’s additional features:
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You may not revoke your exercising this option;
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No riders attached to this Policy will be extended unless otherwise stated in the rider;
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No further charges will be assessed on the monthly deduction day;
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You may not pay any new premiums;
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Interest on Policy loans will continue to accrue;
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You may repay all or part of a loan at any time; and
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Your accumulation value in the variable investment options will be transferred to the Fixed Account on your original maturity date.
Tax considerations. Please refer to “Federal Tax Considerations” for information about the possible tax consequences to you when you receive any loan, surrender, maturity benefit or other funds from your Policy. A Policy loan may cause the Policy to lapse which may result in adverse tax consequences.
POLICY PAYMENTS

Payment Options
The beneficiary will receive the full death benefit proceeds from the Policy as a single sum, unless the beneficiary elects another method of payment within 60 days after we receive notification of the insured person’s death. Likewise, the Policy owner will receive the full proceeds that become payable upon full surrender or the maturity date, unless the Policy owner elects another method of payment within 60 days after we receive notification of full surrender or the maturity date.
The payee can elect that all or part of such proceeds be applied to one or more of the following payment Options. If the payee dies before all guaranteed payments are paid, the payee’s heirs or estate will be paid the remaining payments.
The payee can elect that all or part of such proceeds be applied to one or more of the following payment Options:
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Option 1 – Equal monthly payments for a specified period of time.
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Option 2 – Equal monthly payments of a selected amount of at least $60 per year for each $1,000 of proceeds until all amounts are paid out.
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Option 3 – Equal monthly payments for the payee’s life, but with payments guaranteed for a specified number of years. These payments are based on annuity rates that are set forth in the Policy or, at the payee’s request, the annuity rates that we then are using. Please refer to APPENDIX D – ANNUITY RATES for these rates.
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Option 4 – Proceeds left to accumulate at an interest rate of 1% compounded annually for any period up to 30 years. At the payee’s request we will make payments to the payee monthly, quarterly, semiannually, or annually. The payee can also request a partial withdrawal of any amount of $500 or more. There is no charge for partial withdrawals.
Additional payment Options may also be available with our consent. We have the right to reject any payment Option if the payee is a corporation or other entity. You can read more about each of these Options in the Policy and in the separate form of payment contract that we issue when any such Option takes effect.
Interest rates that we credit under each Option will be at least 1%.
Change of payment Option. The owner may give us written instructions to change any payment Option previously elected at any time while the Policy is in force and before the start date of the payment Option.
Tax impact. If a payment Option is chosen, you or your beneficiary may have adverse tax consequences. You should consult with a tax advisor before deciding whether to elect one or more payment Options.

The Beneficiary
You name your beneficiary or beneficiaries when you apply for a Policy. The beneficiary is entitled to the insurance benefits of the Policy. You may change the beneficiary during the lifetime of the insured person unless your previous designation of beneficiary provides otherwise. In this case the previous beneficiary must give us permission to change the beneficiary and then we will accept your instructions. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it in good order at our Administrative Center. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner’s estate.
Assignment of a Policy
You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason. We will not be bound by an assignment unless it is received in writing at our Administrative Center. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action we take before we receive a complete notice of the assignment in good order. We are also not responsible for the validity of the assignment. An absolute assignment is a change of ownership. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary, you should consult a tax advisor before making an assignment.
Payment of Proceeds
General
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We generally will pay any death benefit, maturity benefit, cash surrender value or loan proceeds within seven days after we receive, in good order, the last required form/request, along with any other documents that may be required for payment.
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For death benefits, if instructions about the desired manner of payment for a death benefit are not provided within sixty days after we receive notification of the insured person’s death, we will pay the proceeds as a single sum, normally within seven days.
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For cash surrenders or maturity benefits, if instructions about the desired manner of payment are not provided within sixty days after a request, we will pay the proceeds as a single sum, normally within seven days.
Delay of Fixed Account proceeds. We have the right, however, to defer payment or transfers of amounts out of the Fixed Account for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% a year from the date we receive all items we require to make the payment.
Delay for check clearance. We reserve the right to defer payment of that portion of your accumulation value that is attributable to a payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.
Delay of Separate Account VL-R proceeds. We reserve the right to defer computation of values and payment of any death benefit, loan or other distribution that comes from that portion of your accumulation value that is allocated to Separate Account VL-R, if:
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the NYSE is closed other than weekend and holiday closings;
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trading on the NYSE is restricted;
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an emergency exists as determined by the SEC or other appropriate regulatory authority, such that disposal of securities or determination of the accumulation value is not reasonably practicable; or
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the SEC by order so permits for the protection of Policy owners.
Transfers and allocations of accumulation value among the investment options may also be postponed under these circumstances. If we need to defer calculation of Separate Account VL-R values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.
In addition, pursuant to SEC rules, if the Fidelity VIP Government Money Market Portfolio suspends payment of redemption proceeds in connection with the liquidation of such fund, then we will delay payment of any transfer, withdrawal, surrender, loan or death benefit from the Fidelity VIP Government Money Market Portfolio until the fund is liquidated.
Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application or any application for a change in coverage. However,

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We cannot challenge the Policy after it has been in effect, during the insured person’s lifetime, for two years from the date the Policy was issued or restored after termination.
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We cannot challenge any Policy change that requires evidence of insurability (such as an increase in specified amount) after the change has been in effect for two years during the insured person’s lifetime.
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We cannot challenge an additional benefit rider that provides benefits if the insured person becomes totally disabled, after two years from the later of the Policy’s date of issue or the date the additional benefit rider becomes effective.
Delay required under applicable law. We may be required under applicable law to reject a premium payment and/or block a Policy owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, or death benefits until we receive instructions from the appropriate regulator. We also may be required to provide additional information about you or your account to government regulators.
ADDITIONAL RIGHTS THAT WE HAVE

We have the right at any time to:
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transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your accumulation value for that option to below $500;
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transfer the entire balance in proportion to any other investment options you then are using, if the accumulation value in an investment option is below $500 for any other reason;
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end the automatic rebalancing feature if your accumulation value falls below $5,000;
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replace the underlying Fund that any investment option uses with another Fund, subject to SEC and other required regulatory approvals or other applicable law;
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add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Policies from one investment option and put them into another, subject to SEC and other required regulatory approvals;
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operate Separate Account VL-R under the direction of a committee or discharge such a committee at any time;
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operate Separate Account VL-R, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Separate Account VL-R may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or
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make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, and/or that would not dilute or otherwise adversely affect the cash surrender value, death benefit, accumulation value, or other accrued rights or benefits available under the Policy.
VARIATIONS IN POLICY OR INVESTMENT OPTION TERMS AND CONDITIONS

We have the right to make some variations in the terms and conditions of a Policy or its investment options. Any variations will be made only in accordance with uniform rules that we establish. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek Policy owner approval and SEC and other regulatory approvals. Here are some of the potential variations:
Underwriting and premium classes. We may add or remove premium classes. We currently have six premium classes we use to decide how much the monthly insurance charges under any particular Policy will be:
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Three Non-Tobacco classes: preferred plus, preferred and standard;
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Two Tobacco classes: preferred and standard; and
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One Juvenile class: juvenile.
Various factors such as the insured person’s age, health history, occupation and history of tobacco use, are used in considering the appropriate premium class for the insured. “Tobacco use” refers to not only smoking, but also the use of other products that contain nicotine. Tobacco use includes the use of nicotine patches and nicotine gum. Premium classes are described in your Policy.
A Policy owner may request a change in premium class for an insured upon providing evidence of insurability.

Non-Medical Underwriting Program. AGL may offer a non-medical underwriting program. The insured person’s age and specified amount of insurance are used in determining whether the insured person qualifies for this program. If the insured person qualifies for this program, underwriting will not include a para-med exam. Premium charges for non-medical underwriting and full underwriting for individuals within the same rate class are the same.
Policies purchased through “internal rollovers.” We maintain published rules that describe the procedures necessary to replace life insurance policies we have issued. Not all types of other insurance are eligible to be replaced with a Policy. Our published rules may be changed from time to time, but are evenly applied to all our customers.
State law requirements. AGL is subject to the insurance laws and regulations in every jurisdiction in which the Policies are sold. As a result, various time periods and other terms and conditions described in this prospectus may vary depending on where you reside. These variations will be reflected in your Policy and related endorsements.
Expenses or risks. AGL may vary the charges and other terms within the limits of the Policy where special circumstances result in sales, administrative or other expenses, mortality risks or other risks that are different from those normally associated with the Policy.
CHARGES UNDER THE POLICY

Statutory premium tax charge. Unless your Policy was issued in Oregon, we deduct from each premium a charge for the tax that is then applicable to us in your state or other jurisdiction. These taxes, if any, currently range in the United States from 0.5% to 3.5%. For example, the highest premium tax rate, 3.5%, is in the state of Nevada, while the lowest premium tax rate, 0.5%, is in the state of Illinois. Certain local jurisdictions may assess additional premium taxes, which will increase the tax rate.
Please let us know if you move to another jurisdiction, so we can adjust this charge if required. You are not permitted to deduct the amount of these taxes on your income tax return. We use this charge to offset our obligation to pay premium tax on the Policies. You may contact our Administrative Center for information about premium tax rates in any state.
Premium expense charge. After we deduct premium tax from each premium payment, for Policies with an application signed on or after October 7, 2019, we will deduct a maximum of 25.0% from the remaining amount. The current charge varies based on the insured’s sex, age, premium class, policy year and specified amount. For Policies with an application signed before October 7, 2019, we will deduct a maximum of 10.0% from the remaining amount. For Policies applied for on or after July 1, 2018 and with an application signed on or before October 6, 2019, the current charge is 5% through year 5, 2.0% thereafter. For Policies applied for on or after July 1, 2017 through June 30, 2018, the current charge is 7% through year 5, 5% for years 6 through 10 and 2% thereafter. The current charge is 9% in Policy years 1-5, 5% in Policy years 6-10, and 2% in Policy years 11+ for Policies applied for on or before June 30, 2017.
Daily charge (mortality and expense risk fee). We can deduct a daily charge your accumulation value invested in variable investment options that, together with other Policy fees and charges, compensates us for: (i) services rendered in providing customer support (e.g., illustrations, underwriting, lapse notification, claims processing, telephone and fax transactions, account statements, prospectuses) and investment-related services (e.g., automatic billing, asset rebalancing, dollar cost averaging, transfers, tax reporting); (ii) the expenses we expect to incur; and (iii) the risks we assume. (See “More About Policy Charges.”)
Flat monthly charge (monthly administration fee). We will deduct $10 from your accumulation value each month. This fee is deducted at the beginning of each Policy month. We may lower this charge but it is guaranteed to never exceed $10. AGL receives this charge to pay for the cost of administrative services we provide under the Policies, such as regulatory mailings and responding to Policy owners’ requests.
Monthly charge per $1,000 of specified amount. The Policies have a monthly charge per $1,000 of specified amount that will be deducted during the first 5 Policy years and during the first 5 Policy years following any increase in specified amount. The charge assessed during the 5 Policy years following an increase in specified amount is only upon the amount of the increase in specified amount. The charge is deducted at the beginning of each Policy month. This charge varies according to the age, sex and premium class of the insured person, as well as the amount of coverage. The dollar amount of this charge changes with each increase in your Policy’s specified amount. This charge is referred to in your Policy as the “Monthly Expense Charge”. AGL receives this charge to pay for underwriting costs and other costs of issuing the Policies, and also to help pay for the administrative services we provide under the Policies.
Monthly cost of insurance charge.At the beginning of each Policy month, we will deduct from your accumulation value a charge based on the cost of insurance rates applicable to your Policy on the date of the deduction and our “net amount at risk” on that date. Our net amount at risk is the difference between (a) the death benefit that would be payable before reduction by Policy loans if the insured person died on that date and (b) the then total accumulation value under the Policy. For otherwise identical Policies:

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greater amounts at risk result in a higher monthly insurance charge; and
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higher cost of insurance rates also result in a higher monthly insurance charge.
Keep in mind that investment performance of the investment options in which you have accumulation value will affect the total amount of your accumulation value. Therefore your monthly insurance charge can be greater or less, depending on investment performance.
The actual monthly cost of insurance rates are based on our expectations as to future mortality and expense experience. We reserve the right to change monthly cost of insurance rates. However, these rates will never exceed the guaranteed cost of insurance rates stated in your Policy.
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For Policies with an application signed for on or after October 7, 2019, the guaranteed rates are based on the 2017 Commissioners Standard Ordinary Mortality Table (“2017 CSO Table”).
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For Policies with an application signed before October 7, 2019, the guaranteed rates are based on the 2001 Commissioners Standard Ordinary Mortality Table.
In general the longer you own your Policy, the higher the cost of insurance rate will be as the insured person grows older. Also our cost of insurance rates will generally be lower if the insured person is a female than if a male. Similarly, our current cost of insurance rates are generally lower for non-tobacco users (insured persons who do not use tobacco or other products that contain nicotine) than tobacco users, and for persons considered to be in excellent health. On the other hand, insured persons who present particular health, occupational or non-work related risks may require higher cost of insurance rates and other additional charges based on the specified amount of insurance coverage under their Policies.
Finally, our current cost of insurance rates for the same insured person differ depending on the specified amount in force on the day the charge is deducted. We have different rates we apply for specified amounts. The highest rates begin with the minimum specified amount. The rates decline on a graduated schedule as the specified amount increases. Your insurance representative can discuss the schedule with you. Our cost of insurance rates are generally higher under a Policy that has been in force for some period of time than they would be under an otherwise identical Policy purchased more recently on the same insured person.
AGL receives this charge to fund the death benefits we pay under the Policies.
Monthly Charges for Policy Riders. We will deduct charges monthly from your accumulation value, if you select certain Policy riders. In addition, the interest charge for the terminal illness rider benefit is assessed each Policy anniversary. The charges, if any, for any rider you select will vary by Policy within a range based on either the personal characteristics of the insured person or the specific coverage you choose under the rider. The riders are described under “Additional Information about Policy Riders”. The specific charges for any riders you choose will be shown in your Policy. AGL receives these charges to pay for the benefits under the riders and to help offset the risks we assume.
Surrender charge. For Policies with an application signed on and after October 7, 2019, a surrender charge applies for a maximum of the first nineteen (19) Policy years (and for a maximum of the first 19 Policy years after any increase in the Policy’s specified amount). For Policies with a signed application before October 7, 2019, a surrender charge applies for a maximum of the first nine (9) Policy years (and for a maximum of the first 9 Policy years after any increase in the Policy’s specified amount).
The amount of the surrender charge depends on the sex, age, and premium class of the insured person, as well as the Policy year and specified amount. The surrender charge decreases on an annual basis until, (i) in the twentieth (20th) Policy year or the 20th year following an increase in specified amount, for Policies with an application on and after October 7, 2019, or (ii) in the ninth (9th) Policy year or the 9th Policy year following an increase in specified amount, for Policies with an application signed before October 7, 2019, when it is zero. These decreases are also based on the age and other insurance characteristics of the insured person.
The following chart illustrates how the surrender charge declines over the first 19 Policy years for Policies with an application signed on and after October 7, 2019 (and over the first 9 Policy years for Policies with an application signed before October 7, 2019). The chart is for a 38 year old male with the characteristics referred to in “Fee Table” under “Representative Charge.” Surrender charges may differ for other insured persons because the amount of the annual reduction in the surrender charge may differ.
Surrender Charge for Polices with an application signed on or after October 7, 2019 for a 38 Year Old Male
Policy Year	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Surrender Charge Per $1,000 of Specified amount	$24	$23	$23	$23	$22	$22	$22	$21	$21	$20	$20	$20	$19	$19	$19	$15	$11	$7	$3	$0

Surrender Charge for Policies with an application signed before October 7, 2019 for a 38 Year Old Male
Policy Year	1	2	3	4	5	6	7	8	9	10
Surrender Charge Per $1,000 of Specified amount	$19	$19	$19	$19	$18	$15	$11	$7	$3	$0
Surrender charges will apply if the Policy is surrendered or if the initial specified amount of the Policy is reduced during the surrender charge period. We will deduct the entire amount of any then applicable surrender charge from the accumulation value at the time of a full surrender. A requested decrease in a Policy’s specified amount will not affect the surrender charge schedule. Any reduction in specified amount will be subject to any applicable pro-rata surrender charge (i.e., the dollar amount of the decrease in specified amount multiplied by the rate shown in the “Table of Surrender Charges per $1,000 of Specified Amount”) for the Policy. The pro-rata surrender charge will be deducted from the accumulation value at the time the specified amount is reduced. The surrender charges for the remainder of the surrender charge period will be reduced proportionally. A Policy owner may not decrease the specified amount of a Policy if the pro-rata surrender charge exceeds the accumulation value.
For those Policies with an application signed on or after October 7, 2019, that lapse in the first 19 Policy years and those Policies with an application signed before October 7, 2019, that lapse in the first 9 Policy years, AGL receives surrender charges to help recover sales expenses. Depending on the age and health risk of the insured person when the Policy is issued, more premium may be required to pay for all Policy charges. As a result, we use the insured person’s age and sex to help determine the appropriate rate of surrender charge per $1,000 of specified amount to help us offset these higher sales charges.
Partial surrender processing fee. We will charge a maximum fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge is currently $10. AGL receives this charge to help pay for the expense of making a partial surrender.
Transfer fee. Each Policy year, we will charge a $25 transfer fee for each transfer between investment options that exceeds 12 in that Policy year. This charge will be deducted from the investment options in the same ratio as the requested transfer. AGL receives this charge to help pay for the expense of making the requested transfer.
Personalized Illustration Charge. If you request illustrations more than once in any Policy year, we may charge a maximum fee of $25 for the illustration. AGL receives this charge to help pay for the expenses of providing additional illustrations.
Loan Interest Spread. We refer to the difference between the amount we charge you for a loan and the amount that we credit to the portion of your accumulation value in the Fixed Account used as collateral for the loan as the “loan interest spread.” We will charge you interest on any loan at an annual effective rate of 4.75%. The loan interest charged on a preferred loan (available after the first 10 Policy years) will never exceed an annual effective rate of 4.25%. AGL receives these charges to help pay for the expenses of administering and providing for Policy loans. We will credit interest at an annual effective rate of 4.0%. See “Policy loans.”
Charge for taxes. We can adjust charges in the future on account of taxes we incur or reserves we set aside for taxes in connection with the Policies. This would reduce the investment experience of your accumulation value. In no event will any adjusted charge exceed the maximum guaranteed charge shown in “Fee Table.” All maximum guaranteed charges also appear in your Policy.
For a further discussion regarding these charges we will deduct from your investment in a Policy, see “More About Policy Charges.”
Fund charges. Charges are deducted from and expenses are paid out of the assets of the Funds that are described in the prospectuses for the Funds.
During periods of low short-term interest rates, and in part due to Policy fees and expenses that are assessed as frequently as daily, the yield of the money market investment division may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund for the money market investment division are less than the Policy’s fees and expenses, the money market investment division’s unit value will decrease. In the case of negative yields, your accumulation value in the money market investment division will lose value.
Allocation of charges. You may choose the investment options from which we deduct all monthly charges and any applicable surrender charges. If you do not have enough accumulation value in those investment options, we will deduct these charges in the same ratio the charges bear to the unloaned accumulation value you then have in each investment option.
More About Policy Charges
Purpose of our charges. The charges under the Policy are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policy. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policy. These include:

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mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);
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sales risks (such as the risk that the number of Policies we sell and the premiums we receive net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);
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regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable universal life insurance policies); and
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expense risks (such as the risk that the costs of administrative services that the Policy requires us to provide will exceed what we currently project).
The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as the insured person dies.
General. If the charges that we collect from the Policies exceed our total costs in connection with the Policies, we will earn a profit. Otherwise we will incur a loss. We reserve the right to increase the charges to the maximum amounts on Policies issued in the future.
Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge for any purpose.
Distribution of the Policies
Payments We Make. We make payments in connection with the distribution of the Policies that generally fall into the three categories below. Compensation arrangements may provide broker-dealers (“selling firms”) and/or their registered representatives with an incentive to favor sales of our Policies over other variable universal life insurance policies (or other investments) with respect to which a selling firm or registered representative does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a Policy and/or any resulting real or perceived conflicts of interest. You may wish to take such compensation arrangements into account when considering or evaluating any recommendation relating to this Policy.
We do not assess a specific charge directly to you or your Separate Account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the Policy. We hope to benefit from these compensation arrangements through increased sales of our Policies and greater customer service support.
Based on the payments we make, as described below, or similar payments that other insurance companies may make, registered representatives may have a financial incentive to offer you a new life insurance policy in place of the one you already own. You should exchange a policy you already own only if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing policy.
Commissions. Selling firms licensed under federal securities laws and state insurance laws sell the Policy to the public. The selling firms have entered into written selling agreements with the Company and Corebridge Capital Services, Inc., the distributor of the Policies. Corebridge Capital Services, Inc. is a member of the Financial Industry Regulatory Authority (FINRA). We pay commissions to the selling firms for the sale of your Policy. The selling firms are paid commissions for the promotion and sale of the Policies according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us.
The registered representative who sells you the Policy typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives’ compensation.
Additional cash compensation. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation (“revenue sharing”). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold Policies. Sales-based payments primarily create incentives to make new sales of Policies.
These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm’s registered representatives about our Policies, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our Policies. The amount of these fees may be tied to the anticipated level of our access in that selling firm.
We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our Policies.
If allowed by his or her selling firm, a registered representative or other eligible person may purchase a Policy on a basis in which an additional amount is credited to the Policy.
Non-cash compensation. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and the Financial Industry Regulatory Authority rules.
Compensation Paid to Broker-Dealers and Banks. We and the Distributor, CCS, have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable universal life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of FINRA.
We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. The compensation may vary with the sales agreement, but is generally not expected to exceed:
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125% of the premiums received in the first Policy year up to a “target premium;”
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3.5% of the premiums in excess of the target premium received in Policy year 1;
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2% of all premiums received in Policy years 2 through 10;
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a comparable amount of compensation to broker-dealers or banks with respect to any increase in the specified amount of coverage that you request; and
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any amounts that we may pay for broker-dealers or banks expense allowances, bonuses, wholesaler fees, training allowances or additional compensation for the Policies.
At our discretion, we may pay additional first Policy year commissions to any broker-dealer or bank for sales conducted by a particular registered representative of that broker-dealer or bank. We may pay up to a total of 125% of the premiums we receive in the first Policy year.
The target premium is an amount of level annual premium that would be necessary to support the benefits under your Policy, based on certain assumptions that we believe are reasonable. The target premium is also the maximum amount of premium to which the first year commission rate applies. Commissions paid on premiums received in excess of the target premium are paid at the excess rate. The target premium is an amount calculated in accordance with the method of calculation and rates from the AGL target premium schedules. AGL may change the target premium schedules from time to time. The target premium applicable to a particular coverage shall be determined from the schedule in force when the first premium for such coverage is entered as paid in accounting records of AGL.
If the total amount of premiums paid in the first Policy year (on a per Policy basis) is less than the target premium, premium received at any time through the second Policy year, up to the balance of the first year target premium, will receive the first Policy year up to the target commission rate. Any additional premium received in the second Policy year will be treated as second Policy year premium.
The maximum value of any alternative amounts we may pay for sales of the Policies is expected to be equivalent over time to the amounts described above. For example, we may pay a broker-dealer compensation in a lump sum which will not exceed the aggregate compensation described above.
We pay the compensation directly to any selling broker-dealer firm or bank. We pay the compensation from our own resources which does not result in any additional charge to you that is not described in your Policy. Each broker-dealer firm or bank, in turn, may compensate its registered representative or employee who acts as agent in selling you a Policy.

We sponsor a non-qualified deferred compensation plan (“Plan”) for our insurance agents. The Plan is closed to new participants. Some of our agents may be registered representatives of broker-dealers that are or were our affiliates and sell the Policies. These agents may, subject to regulatory approval, receive benefits under the Plan when they sell the Policies. The benefits are deferred, and the Plan terms may result in the agent never receiving the benefits. The Plan provides for a varying amount of benefits annually. We have the right to change the Plan in ways that affect the amount of benefits earned each year.
ACCUMULATION VALUE

Your accumulation value. From each premium payment you make, we deduct the charges that we describe under “Statutory premium tax charge” and “Premium expense charge.” We invest the rest in one or more of the variable investment options available under the Policy, as well as the Fixed Account. We call the amount that is at any time invested under your Policy (including any loan collateral we are holding for your Policy loans) your “accumulation value.”
Your investment options. We invest the accumulation value that you have allocated to any variable investment option in shares of a corresponding Fund. Over time, your accumulation value in any such investment option will increase or decrease in accordance with the investment experience of the Fund. Your accumulation value will also be reduced by Fund charges and certain other charges that we deduct from your Policy. We describe these charges under “Charges Under the Policy.”
You can review other important information about the Funds that you can choose in the separate prospectuses for those Funds. You can request additional free copies of these prospectuses from your AGL representative or from the Administrative Center. See “Contact Information.”
We invest any accumulation value you have allocated to the Fixed Account as part of our general account assets. We credit interest on that accumulation value at a rate which we declare from time to time. We guarantee that the interest will be credited at a rate no less than the annual effective rate shown on your Policy Schedule. Although this interest increases the amount of any accumulation value that you have in the Fixed Account, such accumulation value will also be reduced by any charges that are allocated to this option under the procedures described under “Allocation of charges.” The “daily charge” described in “Charges Under the Policy,” and the fees and expenses of the Funds discussed in “Fee Table” and APPENDIX A – FUNDS AVAILABLE UNDER THE POLICY do not apply to the Fixed Account.
Policies are “non-participating.” You will not be entitled to any dividends from AGL.
POLICY LAPSE AND REINSTATEMENT

During the first 5 Policy years if the accumulation value reduced by any outstanding loan amount is insufficient to cover the charges due under the Policy, the Policy may lapse without any value payable to you. The Policy’s first years are when the surrender charge is at its highest and there is a low likelihood of the accumulation value having increased significantly.
While the 20-year benefit rider or the lapse protection benefit rider is in force, your Policy will not enter a grace period or terminate. You must, however, meet all of the requirements of the rider you own. You cannot reinstate the 20-year benefit rider; the lapse protection benefit rider may be reinstated after lapse. After these riders expire or terminate, if your Policy’s cash surrender value (accumulation value less any applicable surrender charge, less any outstanding loan amount) falls to an amount insufficient to cover the monthly charges, you must pay additional premium in order to keep your Policy in force. We will notify you by letter that you have 61 days from the due date of the premium to pay the necessary charges to avoid lapse of the Policy. If the insured person dies during the grace period we will pay the death benefit reduced by the charges that are owed at the time of death. The grace period begins with the first day of the Policy month for which all charges could not be paid. If we do not receive your payment by the end of the grace period, your Policy and all riders will end without value and all coverage under your Policy will cease.
Although you can apply to have your Policy “reinstated,” you must do this within five years (or, if earlier, before the Policy’s maturity date), and you must present evidence that the insured person still meets our requirements for issuing coverage and you must make a new premium payment that is sufficient to reinstate the Policy. You are not required to repay any outstanding Policy loan in order to reinstate your Policy. If the loan is not repaid, however, it will be reinstated with your Policy.
The Policy will be placed in force following the date we approve the reinstatement application. The original “Table of Surrender Charges per $1,000 of Specified Amount” will apply to a reinstated policy. The accumulation value at the time of reinstatement will be:
1.
The surrender charge deducted at the time of lapse (such charge not being greater than the accumulation value at the time of lapse before the surrender charge was applied); plus

2.
The net premium allocated in accordance with the premium allocation percentages at the time of lapse unless the reinstatement application provides otherwise, using unit values as of the date of reinstatement; plus
3.
Any outstanding loan amount repaid or reinstated; less
4.
The monthly deduction for one month.
The dollar amount of any surrender charge reinstated will be the same as the dollar amount of surrender charge at the time of lapse, and will be reinstated into the divisions and the general account from which it was deducted at the time of lapse using the unit values as of the date of reinstatement.
The specified amount will be the same at reinstatement as it was at the time of policy lapse. There is no change in how the death benefit is calculated for reinstated policies relative to policies that never lapsed.
FEDERAL TAX CONSIDERATIONS

The discussion below is intended for general informational purposes only and is not intended as tax advice, either general or individualized, nor should be interpreted as providing any predictions or guarantees of a particular tax treatment. This discussion is based upon the Company’s understanding of current tax rules and interpretations Finally, this discussion does not address all Federal income tax consequences of transactions (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your life insurance policy. Except as described in the withholding section, this discussion assumes that the policy owner and beneficiaries under the policy are natural persons who are U.S. citizens and residents. The consequences for ownership by entity, corporate taxpayers, non-U.S. residents or non-U.S. citizens, may be different.
Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. Any verbal interactions/written communications, including this form, you have with and/or receive from us are intended solely to educate you or facilitate the administration with respect to our products and services or facilitate the administration of this life insurance policy . As a result, you should consult a tax adviser about the application of tax rules found in the Internal Revenue Code of 1986, as amended (“IRC” or “the Code”), Treasury Regulations, applicable Internal Revenue Service (“IRS”) guidance, an any regulatory developments to your individual situation.
Tax Effects
Generally, the death benefit paid under a Policy is not subject to income tax. There are specific circumstances where the death benefit may be taxable, such as if the policy was transferred for value during the life of the insured. Earnings on your accumulation value are not subject to income tax as long as we do not pay them out to you. If we do pay any amount of your Policy’s accumulation value upon surrender, partial surrender, or maturity of your Policy, all or part of that distribution may be treated as a return of the premiums you paid, which is not subject to income tax.
Amounts you receive as Policy loans are not taxable to you, unless you have paid such a large amount of premiums that your Policy becomes what the tax law calls a “modified endowment contract.” In that case, the loan will be taxed as if it were a partial surrender. Furthermore, loans, partial surrenders and other distributions from a modified endowment contract may require you to pay additional taxes and penalties that otherwise would not apply. If your Policy lapses or you surrender your Policy, you may have to pay income tax on a portion of any outstanding loan.
Please consult your legal or tax advisor with any questions regarding the tax effects of your life insurance policy.
General. The Policy will be treated as “life insurance” for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Code (under either the Cash Value Accumulation Test or the Guideline Premium Test) and (b) for as long as the investments made by the underlying Funds satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Policy will meet these requirements at issue and that:
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the death benefit received by the beneficiary under your Policy will generally not be subject to federal income tax (assuming your policy was not transferred for value during the life of the insured); and
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increases in your Policy’s accumulation value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Policy, such as a surrender or a partial surrender.

The federal income tax consequences of a distribution from your Policy can be affected by whether your Policy is determined to be a modified endowment contract, as explained in the following discussion. In all cases, however, the character of all income that is described as taxable to the payee will be ordinary income (as opposed to capital gain).
Testing for modified endowment contract status. The Code provides for a “seven-pay test.” This test determines if your Policy will be a modified endowment contract.
If, at any time during the first 7 Policy years:
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you have paid a cumulative amount of premiums;
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the cumulative amount exceeds the premiums you would have paid by the same time under a similar fixed-benefit life insurance policy; and
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the fixed benefit policy was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits (“paid-up” means no future premium payments are required) after the payment of seven level annual premiums;
then your Policy will be a modified endowment contract.
Whenever there is a “material change” under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the accumulation value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A “material change” for these purposes could occur as a result of a change in death benefit option. A material change will occur as a result of an increase in your Policy’s specified amount, and certain other changes.
If your Policy’s benefits are reduced during the first 7 Policy years (or within 7 years after a material change), the calculated seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in the specified amount that you request or that results from a partial surrender). If the premiums previously paid are greater than the recalculated seven-payment premium level limit, the Policy will become a modified endowment contract.
We will attempt to notify you on a timely basis to prevent additional premium payments from causing your Policy to become a modified endowment contract.
A life insurance policy that is received in a tax free exchange under Section 1035 of the Code for a modified endowment contract will also be considered a modified endowment contract.
Changes associated with the Consolidated Appropriations Act of 2021. Internal Revenue Code Section 7702 determines how policies like yours qualify for the favorable tax treatment given to life insurance contracts. On January 1, 2021, the rules under Section 7702 changed such that the policy owner may be able to pay more premiums and generate higher cash values in their policy for the same death benefit. This is most impactful when planning to pay large premiums in the first policy year, and when prioritizing cash accumulation potential over death benefit protection. As always, you should consult your tax advisor for specific questions about how the new limits may impact your life insurance plan.
Policy changes and extending coverage
Policy changes. We will not permit a change to your Policy that would result in the Policy not meeting the definition of life insurance under Section 7702 of the Code. Changes made to your Policy (for example, adding a rider to your Policy) may also have other effects on your Policy. Such effects may include impacting the maximum amount of premiums that can be paid under your Policy, as well as the maximum amount of accumulation value that may be maintained under your Policy. Under Notice 2016-63 published by the Internal Revenue Service, certain policy changes, not expressly provided for in your Policy, may have adverse federal income tax effects. You should consult your own tax advisor on this issue.
Policies issued pursuant to 2001 CSO Mortality Table. The 2001 Commissioner’s Standard Ordinary mortality and morbidity tables (“2001 CSO Mortality Tables”) provide a stated termination date of age 121. The “Option to extend coverage” described in “Policy Transactions” allows you to continue your Policy beyond the insured person’s age 121. The tax consequences of extending the maturity date beyond the age 121 termination date of the 2001 CSO Mortality Tables are unclear. You should consult your personal tax advisor about the effect of any change to your Policy as it relates to Section 7702 and the termination date of the Mortality Tables.

Policies issued pursuant to 2017 CSO Mortality Tables. The 2017 Commissioner’s Standard Ordinary mortality and morbidity tables (“2017 CSO Mortality Tables”) provide a stated termination date of age 121. The “Option to extend coverage” described in “Policy Transactions” allows you to continue your Policy beyond the insured person’s age 121. The tax consequences of extending the maturity date beyond the age 121 termination date of the 2017 CSO Mortality Tables are unclear. You should consult your personal tax advisor about the effect of any change to your Policy as it relates to Section 7702 and the termination date of the Mortality Tables.
Rider benefits. We believe that premium payments and any death benefits or other benefits to be paid under any rider you may purchase under your Policy will not disqualify your Policy as life insurance for tax purposes. However, the tax law related to rider benefits is complex and some uncertainty exists. You should consult a tax advisor regarding the impact of any rider you may purchase.
Tax treatment of minimum withdrawal benefit rider payments. You may have purchased a minimum withdrawal benefit rider that can provide payments to you. If applicable to you, generally, we will treat each rider benefit payment as withdrawal of basis first. All payments or withdrawals after basis has been reduced to zero, will be treated as taxable amounts. However, you should be aware that little guidance is available regarding the taxability of these benefits. Please consult a tax advisor with any questions.
Taxation of pre-death distributions if your Policy is not a modified endowment contract. As long as your Policy remains in force during the insured person’s lifetime and not as a modified endowment contract, a Policy loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the Policy loan generally will not be tax deductible.
After the first 15 Policy years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your “basis” in your Policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy years, however, the proceeds from a partial surrender could be subject to federal income tax, under a complex formula, to the extent that your accumulation value exceeds your basis in your Policy.
On the maturity date or upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax. In addition, if a Policy ends after a grace period while there is a Policy loan, the cancellation of such loan and any accrued loan interest will be treated as a distribution and could be subject to federal income tax under the above rules. Finally, if you make an assignment of rights or benefits under your Policy you may be deemed to have received a distribution from your Policy, all or part of which may be taxable.
Taxation of pre-death distributions if your Policy is a modified endowment contract. If your Policy is a modified endowment contract, any distribution from your Policy while the insured person is still living will be taxed on an “income-first” basis. Distributions:
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include loans (including any increase in the loan amount to pay interest on an existing loan, or an assignment or pledge to secure a loan) and partial surrenders;
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will be considered taxable income to you to the extent your accumulation value exceeds your basis in the Policy; and
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have their taxability determined by aggregating all modified endowment contracts issued by the same insurer (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year.
For modified endowment contracts, your basis:
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is similar to the basis described above for other policies; and
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will be increased by the amount of any prior loan under your Policy that was considered taxable income to you.
A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply:
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to taxpayers 59½ years of age or older;
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in the case of a terminal illness;
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in the case of a disability (as defined in the Code); or
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to distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.
If your Policy ends after a grace period while there is a Policy loan, the cancellation of the loan will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the 10% penalty tax, as described above. In addition, on the maturity date, policy lapse or upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax and, unless one of the above exceptions applies, the 10% penalty tax.
Distributions that occur during a Policy year in which your Policy becomes a modified endowment contract, and during any subsequent Policy years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.
Policy lapses and reinstatements. A Policy which has lapsed may have the tax consequences described above, even though you may be able to reinstate that Policy. For tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.
Tax reporting upon a reportable policy sale or receipt of any notice of a transfer of a life insurance policy to a foreign person. Section 6050Y of the Code, requires that the purchaser of a policy via a reportable policy sale is required to provide certain information to the issuer, seller and Internal Revenue Service (IRS). A reportable policy sale is generally the acquisition of an interest in a life insurance contract, directly or indirectly, if the acquirer has no substantial family, business, or financial relationship with the insured. The buyer must file the return required under Section 6050Y with the IRS and furnish copies of the return to the insurance company that issued the contract and the seller. Upon receipt of the report from the buyer of a reportable policy sale or the receipt of any notice of a transfer of a life insurance policy to a foreign person, the issuer of the policy is required to report certain information to the IRS and the seller of the life insurance policy. Additionally, for those policies associated with a reportable policy sale, the death benefits paid out to the beneficiaries will also be reported to the IRS. Please consult a tax advisor with any questions.
Diversification and investor control. For a contract to be treated as a variable life insurance policy for Federal income tax purposes, the underlying investments under the life insurance policy must be “adequately diversified” and You cannot be considered as having investor control over the assets of the life insurance policy for purposes of the Code. If the life insurance policy fails to comply with these diversification and investor control standards, it would disqualify your Policy as a life insurance policy under section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Policy for the period of disqualification and for subsequent periods. Also, if the insured person died during such period of disqualification or subsequent periods, a portion of the death benefit proceeds would be taxable to the beneficiary.
Diversification. Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.” We expect that the manager of the Underlying Funds monitors the Funds to comply with these Treasury Regulations.
Investor Control. Under certain circumstances, you, and not the Company, could be treated as the owner of the assets held in the Separate Account under your life insurance policy, based on the degree of control you exercise over the underlying investments. There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over such assets depends on all of the relevant facts and circumstances. While we believe the contract does not give you investor control over such assets, we reserve the right to modify the contract as necessary to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.
Estate and generation skipping taxes. If the insured person is the Policy’s owner, the death benefit under the Policy will generally be includable in the owner’s estate for purposes of federal estate tax. If the owner is not the insured person, under certain conditions, only an amount approximately equal to the cash surrender value of the Policy would be includable. In addition, an unlimited marital deduction may be available for federal estate tax purposes.
As a general rule, if a “transfer” is made to a person two or more generations younger than the Policy’s owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to “transfers” that would be subject to the gift and estate tax rules. You should consult with a tax advisor for specific information, especially where benefits are passing to younger generations.

The particular situation of each Policy owner, insured person or beneficiary will determine how ownership or receipt of Policy proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.
Life insurance in split dollar arrangements. The IRS and Treasury have issued regulations on split dollar life insurance arrangements. In general, a split dollar insurance arrangement involves two parties agreeing to split the premium and/or benefits of a life insurance policy. These arrangements are often used as a type of employee compensation or for making gifts among family members. The regulations provide two mutually exclusive regimes for taxing split dollar life insurance arrangements: the “economic benefit” regime and the “loan” regime. The economic benefit regime, under which the non-owner of the policy is treated as receiving certain economic benefits from its owner, applies to endorsement arrangements and most non-equity split dollar life insurance arrangements. The loan regime applies to collateral assignment arrangements and other arrangements in which the non-owner could be treated as loaning amounts to the owner.
Purchasers of life insurance policies are strongly advised to consult with a tax advisor to determine the tax treatment resulting from a split dollar arrangement.
Pension and profit-sharing plans. As of the publication date, AGL has confirmed its position that it will not sell life insurance into a pension or profit-sharing qualified plan under Section 401(a) of the Code and the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). If a life insurance policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.
The reasonable net premium cost for such amount of insurance that is purchased as part of a pension or profit-sharing plan is required to be included annually in the plan participant’s gross income. This cost (generally referred to as the “P.S. 58” cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant’s beneficiary, then the excess of the death benefit over the policy’s accumulation value will not be subject to federal income tax. However, the policy’s accumulation value will generally be taxable to the extent it exceeds the participant’s cost basis in the policy. The participant’s cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant had borrowed from the policy or was an owner-employee under the plan. The rules for determining “P.S. 58” costs are currently provided under Notice 2002-8, 2002-1 CB 398.
There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. On December 20, 2019 the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Additionally, on March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law. Like the SECURE Act, the CARES Act includes some provisions that affect Qualified Contracts for 2020. The SECURE 2.0 Act OF 2022 “SECURE 2.0” was passed on December 29, 2022, as part of the broader Consolidated Appropriations Act of 2023. SECURE 2.0 includes many provisions affecting Qualified Contracts, some of which were effective January 1, 2023. You should consult a tax advisor regarding any questions you have associated with the applicability of the SECURE Act, the CARES Act, or SECURE 2.0 to your life insurance.
Other employee benefit programs. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. These policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person’s consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.
ERISA. Employers and employer-created trusts holding the policy may be subject to reporting, disclosure and fiduciary obligations under ERISA. You should consult a tax or legal advisor for questions.
When we withhold income taxes. Generally, taxable amounts distributed from your life insurance policy are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of federal withholding must be made in accordance with the IRS guidance as directed on forms that we provide. If an election out of withholding or election of another amount is not made, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, and the payee was single with no adjustments, or (2) for other distributions, at the rate of 10%. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless payments are directed to your U.S. residential address.

State income tax withholding rules vary, and we will withhold based on the rules of your state of residence. Your state may require any election associated with withholding to be undertaken on the state’s prescribed form.
Special tax rules apply to withholding for non-United States persons, and we generally withhold income tax for such non-United States persons at a rate of 30% of the taxable amount. A different withholding rate may be applicable to a non-United States person based on the terms of an existing income tax treaty between the United States and the non-United States person’s country. To qualify for any reduced withholding, the non-United States person must provide applicable certifications under Form W-8 BEN-E, Form W-8IMY, or other applicable form. Any Form W-8, including the Form W-8 BEN-E and Form W-8IMY, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. Note, any payments made to a foreign entity, where such entity fails to provide the applicable certifications, may result in a 30% withholding on certain gross payments, which could include distributions from cash value life insurance or annuity products. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.
Tax changes. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a tax advisor with any questions.
Our taxes. We report the operations of Separate Account VL-R in our federal income tax return, but we currently pay no income tax on Separate Account VL-R’s investment income and capital gains, because these items are, for tax purposes, reflected in our variable universal life insurance policy reserves. We currently make no charge to any Separate Account VL-R division for taxes. We reserve the right to make a charge in the future for taxes incurred; for example, a charge to Separate Account VL-R for income taxes we incur that are allocable to the Policy.
We may have to pay state, local or other taxes in addition to applicable taxes based on premiums. At present, these taxes are not substantial. If they increase, we may make charges for such taxes when they are attributable to Separate Account VL-R or allocable to the Policy.
Certain Funds in which your accumulation value is invested may elect to pass through to AGL taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to AGL.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account, the Company, or the principal underwriter. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its obligations with respect to the Policies or of the depositor to meet its obligations under the Policies.
Various lawsuits against the Company have arisen in the ordinary course of business. As of the date of this prospectus, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Separate Account or of the depositor to meet its obligations under the Policies.
FINANCIAL STATEMENTS

The financial statements of AGL and the Separate Account can be found in the SAI. The back cover page to this prospectus describes how you can obtain a free copy of the SAI. The financial statements are also available on the Company’s website at www.corebridgefinancial.com/support and on SEC’s website at www.sec.gov. We encourage Policy owners to read and understand the financial statements. This index should help you to locate more information about some of the terms and phrases used in this prospectus.

INDEX OF SPECIAL WORDS AND PHRASES

This index should help you to locate more information about some of the terms and phrases used in this prospectus.
Defined Term	Page to See in this Prospectus
accumulation value	7
Administrative Center	23
automatic rebalancing	10
basis	87
beneficiary	68
cash surrender value	7
cash value	8
cash value accumulation test	39
close of business	30
Code	31
Contact Information	21
cost of insurance rates	73
daily charge	72
date of issue	30
dollar cost averaging	35
Fixed Account	29
free look	33
full surrender	8
Fund, Funds	7
good order	30
grace period	17
guarantee period benefit	33
guideline premium test	39
insured person	1
investment options	82
lapse	17
lien	50
loan (also see “Policy loans” in this Index)	8
loan interest	75
Lowest specified amount	48
maturity date	8
modified endowment contract	82
monthly deduction days	31
monthly guarantee premium	33
monthly insurance charge	39
net amount at risk	31
net premium	34
Option 1 and Option 2	8
outstanding loan amount	65
partial surrender	8
payment Options	69
planned periodic premiums	33
Policy loans	67
Policy months	30
Policy years	31
preferred loans	9
premium class	71
premium payments	32
reinstate, reinstatement	80

Defined Term	Page to See in this Prospectus
required minimum death benefit	39
required minimum death benefit percentage	40
Separate Account VL-R	22
seven-pay test	82
specified amount	7
surrender charge period	64
target premium	79
transfers	34
valuation date	30
valuation period	30
variable investment options	26

APPENDIX A – FUNDS AVAILABLE UNDER THE POLICY

The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/AGVUL. You can also request this information at no cost by calling 1-800-340-2765. Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See “Investment Requirements For Optional Benefits” in this appendix.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available at www.corebridgefinancial.com/AGVUL or by calling 1-800-340-2765.
Type	Fund – Share Class Adviser/ Sub-Adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Balanced	American Funds IS Asset Allocation Fund – Class 2 Adviser: Capital Research and Management CompanySM	0.54%	15.85%	8.97%	9.77%
	Franklin Templeton Franklin Mutual Shares VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.94%	11.52%	9.21%	7.53%
	SunAmerica ST SA JPMorgan Diversified Balanced Portfolio – Class 1 Shares* Adviser: SunAmerica Asset Management, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	0.72%	12.95%	6.06%	7.54%
	VALIC Co. I Dynamic Allocation Fund* Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: SunAmerica Asset Management, LLC Sub-Adviser: AllianceBernstein L.P.	0.83%	11.33%	5.60%	7.49%
Commodity	PIMCO CommodityRealReturn® Strategy Portfolio – Administrative Class* Adviser: Pacific Investment Management Company LLC	2.28%	18.79%	10.55%	6.54%
Domestic Equity	Alger Capital Appreciation Portfolio – Class I-2 Shares Adviser: Fred Alger Management, LLC	50.93%	32.87%	16.33%	18.17%
	LVIP American Century® Value Fund* Adviser: Lincoln Investment Advisors Corporation Sub-Adviser: American Century Investment Management, Inc.	0.71%	16.02%	11.65%	10.23%
	American Funds IS Growth Fund – Class 2 Adviser: Capital Research and Management Company	0.59%	31.63%	18.83%	16.58%
	American Funds IS Growth-Income Fund – Class 2 Adviser: Capital Research and Management Company	0.53%	24.23%	13.02%	12.20%
	Fidelity® VIP ContrafundSM Portfolio – Service Class 2 Adviser: Fidelity Management & Research Company (FMR) Sub-Adviser: FMR Co., Inc.	0.81%	21.19%	15.08%	15.49%
	Fidelity® VIP Equity-Income Portfolio – Service Class 2 Adviser: Fidelity Management & Research Company (FMR) Sub-Adviser: FMR Co., Inc.	0.72%	18.75%	12.23%	11.32%
	Fidelity® VIP Growth Portfolio – Service Class 2 Adviser: Fidelity Management & Research Company (FMR) Sub-Adviser: FMR Co., Inc.	0.81%	14.61%	13.41%	17.15%
	Fidelity® VIP Mid Cap Portfolio – Service Class 2 Adviser: Fidelity Management & Research Company (FMR) Sub-Adviser: FMR Co., Inc.	0.82%	11.49%	9.83%	10.31%
	Franklin Templeton Franklin Small Cap Value VIP Fund – Class 2* Adviser: Franklin Mutual Advisers, LLC	0.90%	7.65%	8.86%	9.81%
	Invesco V.I. Growth and Income Fund – Series I Shares Adviser: Invesco Advisers, Inc.	0.75%	15.62%	12.85%	10.73%
	Janus Henderson Enterprise Portfolio – Service Shares Adviser: Janus Capital Management LLC	0.97%	7.41%	7.35%	12.51%

Type	Fund – Share Class Adviser/ Sub-Adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
	Janus Henderson Forty Portfolio – Service Shares Adviser: Janus Capital Management LLC	0.83%	17.86%	11.37%	15.96%
	MFS® VIT New Discovery Series – Initial Class* Adviser: Massachusetts Financial Services Company	0.87%	12.96%	-0.28%	10.74%
	MFS® VIT Research Series – Initial Class* Adviser: Massachusetts Financial Services Company	0.74%	12.85%	11.15%	12.93%
	Neuberger Berman AMT Mid Cap Growth Portfolio – Class I* Adviser: Neuberger Berman Investment Advisers LLC	0.90%	5.45%	4.47%	10.96%
	Seasons ST SA Multi Managed Mid Cap Value Portfolio – Class 3 Adviser: SunAmerica Asset Management, LLC Sub-Adviser: Massachusetts Financial Services Company	1.25%	7.03%	9.93%	9.27%
	SunAmerica ST SA Wellington Capital Appreciation Portfolio – Class 3 Adviser: SunAmerica Asset Management, LLC Sub-Adviser: Wellington Management Company LLP	0.97%	14.26%	8.54%	15.75%
	VALIC Co. I Mid Cap Index Fund* Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: BlackRock Investment Management LLC	0.35%	6.95%	8.68%	10.34%
	VALIC Co. I Mid Cap Value Fund Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: Boston Partners Global Investors, Inc. d/b/a Boston Partners Sub-Adviser: Wellington Management Company LLP	0.83%	7.23%	10.19%	9.29%
	VALIC Co. I Nasdaq-100® Index Fund* Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: BlackRock Investment Management LLC	0.42%	20.42%	14.73%	19.06%
	VALIC Co. I Science & Technology Fund* Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: Allianz Global Investors U.S. LLC Sub-Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: Wellington Management Company LLP	0.91%	22.57%	11.59%	18.92%
	VALIC Co. I Small Cap Index Fund* Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: BlackRock Investment Management LLC	0.38%	12.23%	5.69%	9.27%
	VALIC Co. I Stock Index Fund* Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: BlackRock Investment Management LLC	0.23%	17.55%	14.08%	14.46%
	VALIC Co. I U.S. Socially Responsible Fund* Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: SunAmerica Asset Management, LLC	0.35%	14.73%	11.77%	12.91%
Fixed Income	American Funds IS American High-Income Trust – Class 2* Adviser: Capital Research and Management CompanySM	0.58%	8.24%	5.60%	6.96%
	LVIP JPMorgan Core Bond Fund Adviser: Lincoln Investment Advisors Corporation Sub-Adviser: J.P. Morgan Investment Management Inc.	0.47%	7.40%	-0.04%	2.11%
	PIMCO Global Bond Opportunities Portfolio (Unhedged) – Administrative Class Adviser: Pacific Investment Management Company LLC	1.08%	12.75%	0.15%	2.46%
	PIMCO Real Return Portfolio – Administrative Class Adviser: Pacific Investment Management Company LLC	1.07%	7.85%	1.21%	3.21%
	PIMCO Short-Term Portfolio – Administrative Class Adviser: Pacific Investment Management Company LLC	0.62%	4.67%	3.25%	2.76%

Type	Fund – Share Class Adviser/ Sub-Adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
	PIMCO Total Return Portfolio – Administrative Class Adviser: Pacific Investment Management Company LLC	0.79%	8.89%	0.02%	2.36%
	SunAmerica ST SA Goldman Sachs Government and Quality Bond Portfolio – Class 3 [1] Adviser: SunAmerica Asset Management, LLC Sub-Adviser: Sachs Asset Management International	0.83%	6.31%	-1.02%	1.21%
	VALIC Co. I Core Bond Fund* Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: PineBridge Investments LLC	0.48%	7.64%	-0.16%	2.36%
International Equity	American Funds IS Global Growth Fund – Class 2 Adviser: Capital Research and Management CompanySM	0.66%	21.63%	8.23%	12.17%
	American Funds IS International Fund – Class 2 Adviser: Capital Research and Management Company	0.78%	26.76%	3.40%	7.00%
	Invesco V.I. Global Fund – Series I Shares Adviser: Invesco Advisers, Inc.	0.81%	15.32%	7.28%	11.00%
	Invesco V.I. Global Real Estate Fund – Series I Shares Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.02%	7.85%	1.73%	2.44%
	Invesco V.I. EQV International Equity Fund – Series I Shares[1] Adviser: Invesco Advisers, Inc.	0.90%	0.62%	3.23%	4.36%
	VALIC Co. I Emerging Economies Fund Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: J.P. Morgan Investment Management Inc.	1.02%	16.50%	3.68%	6.22%
	VALIC Co. I International Equities Index Fund* Adviser: The Variable Annuity Life Insurance Company Sub-Adviser:BlackRock Investment Management LLC	0.42%	30.81%	8.47%	7.82%
	VALIC Co. I International Value Fund* Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: Templeton Global Advisors Limited	0.81%	39.97%	10.60%	8.10%
Money Market	Fidelity® VIP Government Money Market Portfolio – Service Class 2 Adviser: Fidelity Management & Research Company (FMR) Sub-Adviser: Fidelity Investments Money Management, Inc.	0.50%	3.60%	2.85%	1.80%
*
This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.
1
SunAmerica ST SA Wellington Government and Quality Bond Portfolio is known as “SA Goldman Sachs Government and Quality Bond Portfolio” and Goldman Sachs Asset Management International is the subadvisor effective July 28, 2025.

INVESTMENT REQUIREMENTS FOR OPTIONAL BENEFITS
If you own the lapse protection benefit rider or Accelerated Access SolutionSM / chronic illness accelerated death benefit rider, your Policy may be subject to investment requirements, as reflected below. You may not be able to invest in certain investment options. If you do not own these optional benefits, your Policy is not subject to investment requirements.
Lapse Protection Benefit Rider
Under Policies that include the lapse protection benefit rider, we may require that a portion of a Policy owner’s accumulation value be allocated to the VALIC Co. I Dynamic Allocation Fund.
•
For Policies applied for before July 1, 2017, the Policy owner must allocate a minimum of 25% of total accumulation value, less any outstanding loan amount, to the VALIC Co. I Dynamic Allocation Fund.
•
For Policies applied for on or after July 1, and with an application signed before October 7, 2019, the Policy owner must allocate a minimum of 20% of accumulation value, less any outstanding loan amount, to the VALIC Co. I Dynamic Allocation Fund.
•
For Policies with an application signed on or after October 7, 2019 there currently is no minimum allocation to the VALIC Co. I Dynamic Allocation Fund.
In addition, we limit the total amount of your accumulation value, less any outstanding loan amount, that can be invested in certain investment options that we designate as restricted investment options.
•
If you own a Policy applied for on or after July 1, 2017, you may invest up to 35% of your accumulation value, less any outstanding loan amount, in the restricted investment options.
•
The limit is 30% of the total accumulation value, less Policy loans, for Policies applied for before July 1, 2017.
•
There currently is no limit on the total amount of accumulation value, less outstanding loan amount, that may be invested in restricted investment options, for Policies with an application signed on or after October 7, 2019.
Currently, the restricted investment options are:
•
American Funds IS Global Growth Fund – Class 2
•
American Funds IS International Fund – Class 2
•
Franklin Templeton Franklin Small Cap Value VIP Fund – Class 2
•
Invesco V.I. Global Fund – Series I shares
•
Invesco V.I. Global Real Estate Fund – Series I Shares
•
Invesco V.I. International Growth Fund – Series I Shares
•
PIMCO CommodityRealReturn® Strategy Portfolio – Administrative Class
•
VALIC Co. I Emerging Economies Fund
•
VALIC Co. I International Value Fund
•
VALIC Co. I International Equities Index Fund
•
VALIC Co. I Science & Technology Fund
•
VALIC Co. I Small Cap Index Fund
For Policies with an application signed on or after October 7, 2019, there is no requirement to enroll in automatic rebalancing. For applications signed before October 7, 2019, if the lapse protection benefit rider is in effect, we will enroll you in our automatic rebalancing program with quarterly rebalancing to ensure that your allocation will continue to comply with the investment requirements.

Accelerated Access SolutionSM / Chronic Illness Accelerated Death Benefit Rider
Upon approval of your request for an accelerated benefit under this rider, we will transfer all accumulation value in the variable investment options to the Fixed Account. While you are receiving accelerated benefit payments, all premium payments and accumulation value will be allocated to the Fixed Account and transfers out of the Fixed Account will not be allowed.

APPENDIX B - LAPSE PROTECTION BENEFIT RIDER EXAMPLES

The following examples provide further details about the mechanics of the CG Account.
CG Enhancement:
Assumptions:
•
The representative insured is a 38 year old male whose Policy has just reached its second Policy anniversary.
•
The representative insured paid $3,052 annually at the beginning of Policy year one and again at the beginning of Policy year two. The sum of the premiums paid for the prior twenty-four months then would be $3,052 + $3,052, which equals $6,104.
•
The requirement to qualify for the Continuation Guarantee Enhancement is $3,051.
Because the premiums paid exceed the requirement, the Policy qualifies for the CG Enhancement for each month of the third Policy year.
To follow this example further, in the first Policy month of the third Policy year, let’s assume the following:
•
The CG COI Charge = $245
•
The CG Premium Expense Charge Percentage = 5%
The CG COI Charge after the Continuation Guarantee Enhancement would then be
=$245 * (1 - 0.05)
=$245 * (0.95) = $232.75
The reduced CG COI Charge is a factor helping to keep the CG in effect.
CG Account Threshold Value:
At the beginning of Policy year three, assume:
•
that the same representative person has paid a premium of $3,052 and his CG Account value before crediting interest at the end of the first month (which has 30 days) of the third Policy year is $3,158.75.
•
that the CG Account Threshold Value at this time is $3,156.84, the CG Interest Rate is 10%, and the CG Excess Interest Rate is 4.65%.
The first $3,156.84 of his CG Account value would receive interest crediting at the CG Interest Rate of 0.02612% daily (10.00% annually). The amount in excess of the CG Account Threshold Value is $1.91 ($3,158.75 - $3,156.84). That $1.91 receives interest crediting at the CG Excess Interest Rate of 0.01245% daily (4.65% annually). These rates can vary. We reserve the right to change either or both of these rates going forward for new Policy owners.
Continuing with this example, the first $3,156.84 receives credited interest of $25.17 based on the CG Interest Rate. The excess of $1.91 will receive credited interest of $0.01 based on the CG Excess Interest Rate. The total interest credited to the CG Account value is $25.17 + $0.01 = $25.18 for the first month of Policy year three.
In summary, here’s how the CG Account value works for the first Policy month after the second Policy anniversary.
Assumptions:
•
Insured: Male, Age 38, preferred non-tobacco
•
Specified Amount = $360,000
•
Continuation Guarantee Account value at the second Policy anniversary = $492.10
•
Premium applied to Continuation Guarantee Account value at the beginning of Policy year three = $3,052
•
Charges and Loads:
○
CG Premium Expense Charge Percentage = 5%
○
CG COI Charge, adjusted for the CG Enhancement = $232.75
•
Interest Credited to the CG Account Value in the first Policy month = $25.18

CG Account Value at the end of the first month (following the second Policy anniversary) = CG Account Value at the beginning of first month (following the second Policy anniversary) + Premium (paid at the beginning of Policy year two)– CG Premium Expense Charge – CG COI Charge + CG interest credited
=$492.10 + $3,052.00 – ($3,052 * 5%) – $232.75 + $25.18
=$492.10 + $3,052.00 – $152.6 – $232.75 + $25.18
=$3,158.75 + $25.18 = $3,183.93
Example of the CG benefit preserving the Policy from lapsing: To see the value, if any, of the CG Account to the representative insured (male, age 38, preferred non-tobacco) in our example, we need to take a look at the annual premium, the Policy’s accumulation value at the end of the Policy year examined, the cash value at the end of the same Policy year, and the death benefit at the end of the same Policy year.
Assume that the cash value (the value used to actually pay Policy charges and expenses, but not to credit or charge the CG Account) has been credited with two different rates of return over the life of the Policy: 8% per annum, and 6% per annum, and that the following are the charts of values at 8% and 6% rates of return per annum, for the representative person, at the end of Policy years 1, 15, 30, 40, 41, 44, 50, 59 and 83.
At 8% Per Annum
End of Policy Year	Annual Premium	End of Year Accumulation Value	End of Year Cash Value	End of Year Death Benefit	End of Year CG Account Value
1	$ 3,052	$491	-	$360,000	$233
15	$ 3,052	$31,953	$25,113	$360,000	$7,937
30	$ 3,052	$134,489	$134,489	$360,000	$34,483
40	$ 3,052	$282,708	$282,708	$423,836	$61,425
41	$ 3,052	$302,946	$302,946	$443,332	$64,426
44	$ 3,052	$370,390	$370,390	$506,064	$73,679
50	$ 3,052	$538,218	$538,218	$655,442	$91,901
59	$ 3,052	$890,864	$7890,864	$971,933	$111,428
83	$ 3,052	$5,041,864	$5,041,864	$5,041,864	$14,076

At 6% Per Annum
End of Policy Year	Annual Premium	End of Year Accumulation Value	End of Year Cash Value	End of Year Death Benefit	End of Year CG Account Value
1	$ 3,052	$465	-	$ 360,000	$233
15	$ 3,052	$27,749	$20,909	$ 360,000	$7,937
30	$ 3,052	$93,171	$93,171	$ 360,000	$34,483
40	$ 3,052	$149,805	$149,805	$ 360,000	$61,425
41	$ 3,052	$155,082	$155,082	$ 360,000	$64,426
44	$ 3,052	$169,107	$169,107	$ 360,000	$73,679
50	$ 3,052	$174,866	$174,866	$ 360,000	$91,901
59	$ 3,052	$0	$105,193	$ 360,000	$111,428
83	$ 3,052	-	-	$ 360,000	$14,076

Assumptions to go along with these charts:
•
The Policy owner never makes any material changes to the original coverage.
•
The Policy owner pays annual premiums of $3,052 that are projected to extend the Policy to the insured person’s age 121.
•
There are no policy loans and automatic balancing is retained.
The accumulation values charts show that:
•
At 8%, the Policy owner had no need for the CG benefit, as the policy maintained a strong accumulation value and cash value, more than able to meet the monthly charges. The CG benefit was also activated for all years because there is a positive CG Account value for all years. When the Policy matures, the Policy’s cash value is $5,041,864 and the CG Account value is $14,076.
•
At 6%, due to the Policy’s performance, beginning in the 59th Policy year there is insufficient accumulation value and cash value to cover the Policy charges. The CG Account value for that Policy year is $99,564, which along with the annual premiums is sufficient to cover all of the CG Account charges until the Policy matures.
Example for policies applied for after June 30, 2017, that shows how the investment requirements work for the restricted investment options:
Assumptions:
Total accumulation value = $1,000
Outstanding loan = $300
We will limit the amount you may invest in restricted investment options to 35% of the Policy owner’s total accumulation value less Policy loans—which is $245 (35% of $700). If, because of investment performance, the total amount invested in restricted investment options increases to greater than 35% of total accumulation value less Policy loans (i.e., exceeds $245), the Policy owner will not be in compliance with the 35% requirement. The Policy owner’s rights under this rider will not be affected even though the Policy owner is temporarily not in compliance with the investment requirements. The Policy owner will be brought into compliance through the “automatic rebalancing” program.

APPENDIX C - STATE CONTRACT AVAILABILITY OR VARIATIONS OF CERTAIN FEATURES AND RIDERS

Prospectus Provision or Rider	Availability or Variation	Issue State
Free Look
If the Owner is 60 or above the free look period is extended to
30 days. These Owners may request their initial premium or any premium submitted during the free look period be allocated to the investment options immediately instead of being placed in the money-market account. If premium is allocated to
investment options the free look amount will be the policy’s account value as of the day the policy is returned to the
Company. If the Owner did not request the premium to be
allocated to the investment options the free look amount will be all premiums paid and any policy fee.
California
Death Benefit Installment Rider	Not available for sale.	New Hampshire
Terminal Illness Rider
Terminal Illness Riders issued prior to 9/29/2017: Time period in definition of Terminal Illness – less than 12 months to live.
Maximum interest rate does not include reference to current
yield on 90-day U.S. Treasury Bills.
Connecticut
Terminal Illness Rider	Maximum Administrative Fee is $100.	Florida
Waiver of Specified Premium Rider	Rider is called Total Disability Monthly Benefit Rider.	California, Georgia, New Jersey
Waiver of Specified Premium Rider	Rider is called Premium Waiver Rider.	Texas
Waiver of Specified Premium Rider	Not available for sale.	Massachusetts, Montana, Virginia
Waiver of Monthly Deduction	For total disability beginning on or after age 60, benefits are payable while total disability continues until termination date of the rider.	California
20 Year Benefit Rider	Not available for sale.	Vermont
20 Year Benefit Rider	Rider title changed to Monthly No-Lapse Premium Rider, Monthly Guarantee Premium is referred to as Monthly No-Lapse Premium and the Guarantee Period is referred to as No-Lapse Period.	Maryland
Accelerated Access SolutionSM Rider
Accelerated benefit is paid to owner, not owner or owner’s
estate.

Lifetime maximum benefit section – (Last paragraph, last 2
sentences) replace with the following:
The lifetime maximum benefit will be reduced by the sum of all death benefit amounts you previously elected to accelerate
under prior claims made under the rider, if any, or under any other accelerated death benefit endorsement or rider attached to the policy.Add Monthly Benefit section:
You may request that an annualized benefit be paid in place of the monthly benefits payable during a benefit period. For any benefit period after the first benefit period, you must provide a written request to us at least 90 days in advance of the
beginning of such benefit period to request an annualized
benefit. You may also, at least 90 days in advance of the
beginning of a benefit period , make a standing request to elect an annualized payment in place of monthly benefits as to each future benefit period as it arises. If such an election is made and you subsequently desire to receive monthly benefits, you must submit to us your written election to receive monthly benefits at least 90 days in advance of the beginning of the next benefit period.
California

Prospectus Provision or Rider	Availability or Variation	Issue State

Replace language in Lump sum option section with the
following:
You may request to receive the accelerated benefit payable in a lump sum. The lump sum payment will equal the death benefit
accelerated, less the following deductions:1. An actuarial
discount determined by us; and
2. If applicable, payment of a pro rata amount of outstanding policy loans.We will determine the actuarial discount applicable to a given lump sum payment using factors including, but not limited to, the following:
1. Our assessment of the expected future mortality of the
Insured; and
2. An interest rate that will not exceed the greater of the yield on
90-day U.S.Treasury Bills or the then current maximum
statutory adjustable policy loan interest rate.

Replace language in Claims section with the following:Upon
receipt of the notice of claim, we will mail a claim form to you within 15 days. If the claim form is not sent within this 15-day period, you will be deemed to have complied with the
requirements of the rider as to proof of loss if you submit
written proof covering the character and the extent of the
occurrence or loss for which claim is made.

Replace first two sentences in Impact on Policy section with the following:Each accelerated benefit payment will reduce certain policy components by a proportional amount. This proportion
will equal the amount of the reduction in death benefit that results from the accelerated benefit payment, divided by the death benefit immediately before the payment.

Replace language in Incontestability section with the
following:We will not contest the rider after it has been in force during the Insured’s lifetime for two (2) years from the rider date of issue. The rider can only be contested based on a
statement made in the application for the rider if the statement is attached to the policy. The statement upon which the contest is made must be material to the risk accepted or the hazard
assumed by us.

Replace language in Reinstatement section with the
following:Reinstatement of the rider will be on the same or
more favorable terms as reinstatement of the policy to which the rider is attached. If the rider is reinstated, you will have the same rights after reinstatement as you had under the rider
immediately before the due date of the defaulted premium.

The following should be deleted from Limitations section:This benefit is not intended to allow third parties to cause you to involuntarily access the policy proceeds payable to the named

Prospectus Provision or Rider	Availability or Variation	Issue State

Beneficiary. Therefore, the Accelerated Benefit will not be
available if you are required to request it for any third party, including any creditor, government agency, trustee in
bankruptcy or any other person or as the result of a court order.

Accelerated Access SolutionSM Rider
Accelerated Access SolutionSM Riders issued prior to
7/20/2017:

Accelerated Benefit is paid to owner, not owner or owner’s
estate.

The maximum interest rate will not exceed the greater of:1. The
Moody’s Corporate Bond Yield Average – Monthly Average
Corporates (hereafter referred to as “Moody’s Bond Yield
Average”) for the month of October preceding the calendar year for which the loan interest rate is determined; or
2. The interest rate used to calculate Cash Values under the
Policy during the period for which the interest rate is being determined, plus 1%.

The following should be deleted from Limitations section: The
Accelerated Benefit will not be available if You are required to request it for any third party, including any creditor, government agency, trustee in bankruptcy or any other person or as the
result of a court order.
Connecticut

APPENDIX D - ANNUITY RATE TABLES

Unisex
OPTION 3 TABLE INSTALLMENTS FOR LIFE WITH SPECIFIED MINIMUM PERIOD
	GUARANTEED PERIOD				GUARANTEED PERIOD
AGE OF PAYEE	10 Years	15 Years	20 Years	AGE OF PAYEE	10 Years	15 Years	20 Years
10	$1.62	$1.62	$1.62	50	$2.87	$2.85	$2.82
11	1.63	1.63	1.63	51	2.94	2.91	2.87
12	1.65	1.65	1.65	52	3.01	2.98	2.93
13	1.66	1.66	1.66	53	3.08	3.04	2.99
14	1.68	1.68	1.68	54	3.15	3.11	3.05
15	1.70	1.70	1.69	55	3.23	3.19	3.12
16	1.71	1.71	1.71	56	3.31	3.26	3.18
17	1.73	1.73	1.73	57	3.40	3.34	3.25
18	1.75	1.75	1.75	58	3.49	3.42	3.32
19	1.77	1.77	1.77	59	3.58	3.51	3.39
20	1.79	1.79	1.79	60	3.68	3.60	3.46
21	1.81	1.81	1.81	61	3.79	3.69	3.53
22	1.83	1.83	1.83	62	3.90	3.79	3.61
23	1.85	1.85	1.85	63	4.01	3.88	3.68
24	1.87	1.87	1.87	64	4.14	3.98	3.75
25	1.89	1.89	1.89	65	4.27	4.09	3.82
26	1.92	1.92	1.91	66	4.40	4.19	3.89
27	1.94	1.94	1.94	67	4.54	4.30	3.96
28	1.97	1.97	1.96	68	4.69	4.41	4.03
29	1.99	1.99	1.99	69	4.84	4.52	4.09
30	2.02	2.02	2.02	70	5.00	4.63	4.15
31	2.05	2.05	2.04	71	5.16	4.74	4.21
32	2.08	2.08	2.07	72	5.33	4.85	4.26
33	2.11	2.11	2.10	73	5.51	4.95	4.31
34	2.14	2.14	2.13	74	5.69	5.06	4.35
35	2.17	2.17	2.17	75	5.87	5.16	4.39
36	2.21	2.21	2.20	76	6.06	5.25	4.43
37	2.25	2.24	2.23	77	6.24	5.34	4.46
38	2.28	2.28	2.27	78	6.43	5.43	4.49
39	2.32	2.32	2.31	79	6.62	5.50	4.51
40	2.36	2.36	2.35	80	6.81	5.58	4.53
41	2.40	2.40	2.39	81	6.81	5.58	4.53
42	2.45	2.44	2.43	82	6.81	5.58	4.53
43	2.49	2.49	2.47	83	6.81	5.58	4.53
44	2.54	2.53	2.51	84	6.81	5.58	4.53
45	2.59	2.58	2.56	85	6.81	5.58	4.53
46	2.64	2.63	2.61	86	6.81	5.58	4.53
47	2.70	2.68	2.66	87	6.81	5.58	4.53
48	2.75	2.74	2.71	88	6.81	5.58	4.53

OPTION 3 TABLE INSTALLMENTS FOR LIFE WITH SPECIFIED MINIMUM PERIOD
	GUARANTEED PERIOD				GUARANTEED PERIOD
AGE OF PAYEE	10 Years	15 Years	20 Years	AGE OF PAYEE	10 Years	15 Years	20 Years
49	2.81	2.79	2.76	89	6.81	5.58	4.53
				90	6.81	5.58	4.53
Payments are based upon the age, nearest birthday, of the Payee when the first installment is payable in 2015. If monthly installments for two or more specified periods for a given age are the same, the specified period of longer duration will apply.

Female
OPTION 3 TABLE INSTALLMENTS FOR LIFE WITH SPECIFIED MINIMUM PERIOD
AGE OF PAYEE	GUARANTEED PERIOD			AGE OF PAYEE	GUARANTEED PERIOD
Female	10 Years	15 Years	20 Years	Female	10 Years	15 Years	20 Years
10	$1.55	$1.55	$1.55	50	$2.65	$2.64	$2.62
11	1.57	1.57	1.57	51	2.70	2.69	2.67
12	1.58	1.58	1.58	52	2.76	2.75	2.72
13	1.60	1.59	1.59	53	2.82	2.80	2.78
14	1.61	1.61	1.61	54	2.88	2.87	2.84
15	1.62	1.62	1.62	55	2.95	2.93	2.90
16	1.64	1.64	1.64	56	3.02	3.00	2.96
17	1.66	1.66	1.65	57	3.10	3.07	3.02
18	1.67	1.67	1.67	58	3.17	3.14	3.09
19	1.69	1.69	1.69	59	3.25	3.22	3.16
20	1.71	1.71	1.71	60	3.34	3.30	3.23
21	1.72	1.72	1.72	61	3.43	3.39	3.30
22	1.74	1.74	1.74	62	3.53	3.47	3.38
23	1.76	1.76	1.76	63	3.63	3.57	3.45
24	1.78	1.78	1.78	64	3.74	3.66	3.53
25	1.80	1.80	1.80	65	3.85	3.76	3.61
26	1.82	1.82	1.82	66	3.97	3.87	3.69
27	1.84	1.84	1.84	67	4.10	3.97	3.76
28	1.87	1.87	1.86	68	4.23	4.08	3.84
29	1.89	1.89	1.89	69	4.37	4.20	3.92
30	1.91	1.91	1.91	70	4.52	4.31	3.99
31	1.94	1.94	1.93	71	4.68	4.43	4.06
32	1.96	1.96	1.96	72	4.85	4.55	4.13
33	1.99	1.99	1.99	73	5.02	4.67	4.19
34	2.02	2.02	2.01	74	5.20	4.79	4.25
35	2.05	2.04	2.04	75	5.39	4.91	4.31
36	2.08	2.07	2.07	76	5.58	5.03	4.36
37	2.11	2.10	2.10	77	5.78	5.14	4.40
38	2.14	2.14	2.13	78	5.98	5.24	4.44
39	2.17	2.17	2.17	79	6.19	5.34	4.47

OPTION 3 TABLE INSTALLMENTS FOR LIFE WITH SPECIFIED MINIMUM PERIOD
AGE OF PAYEE	GUARANTEED PERIOD			AGE OF PAYEE	GUARANTEED PERIOD
Female	10 Years	15 Years	20 Years	Female	10 Years	15 Years	20 Years
40	2.21	2.20	2.20	80	6.40	5.43	4.50
41	2.24	2.24	2.23	81	6.40	5.43	4.50
42	2.28	2.28	2.27	82	6.40	5.43	4.50
43	2.32	2.32	2.31	83	6.40	5.43	4.50
44	2.36	2.36	2.35	84	6.40	5.43	4.50
45	2.40	2.40	2.39	85	6.40	5.43	4.50
46	2.45	2.44	2.43	86	6.40	5.43	4.50
47	2.49	2.49	2.47	87	6.40	5.43	4.50
48	2.54	2.53	2.52	88	6.40	5.43	4.50
49	2.59	2.58	2.57	89	6.40	5.43	4.50
				90	6.40	5.43	4.50
Payments are based upon the age, nearest birthday, of the Payee when the first installment is payable in 2015. If monthly installments for two or more specified periods for a given age are the same, the specified period of longer duration will apply.

Male
OPTION 3 TABLE INSTALLMENTS FOR LIFE WITH SPECIFIED MINIMUM PERIOD
AGE OF PAYEE	GUARANTEED PERIOD			AGE OF PAYEE	GUARANTEED PERIOD
Male	10 Years	15 Years	20 Years	Male	10 Years	15 Years	20 Years
10	$1.63	$1.63	$1.63	50	$2.93	$2.90	$2.86
11	1.65	1.65	1.64	51	3.00	2.97	2.92
12	1.66	1.66	1.66	52	3.06	3.03	2.98
13	1.68	1.68	1.68	53	3.14	3.10	3.04
14	1.70	1.69	1.69	54	3.21	3.17	3.10
15	1.71	1.71	1.71	55	3.29	3.25	3.17
16	1.73	1.73	1.73	56	3.38	3.33	3.24
17	1.75	1.75	1.75	57	3.47	3.41	3.30
18	1.77	1.77	1.76	58	3.56	3.49	3.37
19	1.79	1.79	1.78	59	3.66	3.58	3.44
20	1.81	1.81	1.80	60	3.76	3.67	3.51
21	1.83	1.83	1.82	61	3.87	3.76	3.59
22	1.85	1.85	1.85	62	3.99	3.86	3.66
23	1.87	1.87	1.87	63	4.11	3.96	3.73
24	1.89	1.89	1.89	64	4.23	4.06	3.80
25	1.92	1.92	1.91	65	4.37	4.16	3.87
26	1.94	1.94	1.94	66	4.51	4.27	3.94
27	1.97	1.96	1.96	67	4.65	4.38	4.00
28	1.99	1.99	1.99	68	4.80	4.49	4.07
29	2.02	2.02	2.01	69	4.95	4.59	4.13
30	2.05	2.05	2.04	70	5.12	4.70	4.19

OPTION 3 TABLE INSTALLMENTS FOR LIFE WITH SPECIFIED MINIMUM PERIOD
AGE OF PAYEE	GUARANTEED PERIOD			AGE OF PAYEE	GUARANTEED PERIOD
Male	10 Years	15 Years	20 Years	Male	10 Years	15 Years	20 Years
31	2.08	2.07	2.07	71	5.28	4.81	4.24
32	2.11	2.10	2.10	72	5.45	4.91	4.29
33	2.14	2.14	2.13	73	5.63	5.02	4.33
34	2.17	2.17	2.16	74	5.80	5.12	4.38
35	2.21	2.20	2.20	75	5.99	5.21	4.41
36	2.24	2.24	2.23	76	6.17	5.30	4.44
37	2.28	2.27	2.27	77	6.35	5.39	4.47
38	2.32	2.31	2.30	78	6.54	5.47	4.50
39	2.36	2.35	2.34	79	6.72	5.54	4.52
40	2.40	2.39	2.38	80	6.90	5.61	4.54
41	2.44	2.44	2.42	81	6.90	5.61	4.54
42	2.49	2.48	2.46	82	6.90	5.61	4.54
43	2.54	2.53	2.51	83	6.90	5.61	4.54
44	2.59	2.57	2.55	84	6.90	5.61	4.54
45	2.64	2.62	2.60	85	6.90	5.61	4.54
46	2.69	2.67	2.65	86	6.90	5.61	4.54
47	2.75	2.73	2.70	87	6.90	5.61	4.54
48	2.80	2.78	2.75	88	6.90	5.61	4.54
49	2.86	2.84	2.81	89	6.90	5.61	4.54
				90	6.90	5.61	4.54
Payments are based upon the age, nearest birthday, of the Payee when the first installment is payable in 2015. If monthly installments for two or more specified periods for a given age are the same, the specified period of longer duration will apply.

For Life Consumer Portal and eDelivery, or to view and Print Policy or Fund prospectuses visit us at www.corebridgefinancial.com/lifeportal
The Statement of Additional Information (SAI) contains additional information about the Policy, the Company, and the Separate Account, including financial statements. The SAI is dated the same date as this prospectus, and the SAI is incorporated by reference into this prospectus. You may request a free copy of the SAI by:
•
Mailing: VUL Administration, P.O. Box 818016, Cleveland, Ohio 44181
•
Calling: 1-800-340-2765
•
Visiting: www.corebridgefinancial.com/lifeportal
You may also obtain the SAI from the insurance representative through which you purchased your Policy.
Additional information about the Policies, including personalized illustrations of death benefits, cash surrender values, and cash values, is available upon request to the same address or phone number printed above. You may also submit inquiries about the Policy to the same address or phone number printed above.
You may also obtain reports and other information about the Separate Account on the SEC’s website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
©2025. Corebridge Financial, Inc. All Rights Reserve
EDGAR Contract Identifier: C000144540

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
PLATINUM CHOICE VUL 2
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
ISSUED BY
AMERICAN GENERAL LIFE INSURANCE COMPANY
Administrative Center:
VUL Administration Department
P.O. Box 818016
Cleveland, Ohio 44181
Telephone: 1-800-340-2765

STATEMENT OF ADDITIONAL INFORMATION

DATED May 1, 2026
This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus for American General Life Insurance Company Separate Account VL-R (the “Separate Account” or “Separate Account VL-R”) dated May 1, 2026, describing the Platinum Choice VUL 2 flexible premium variable universal life insurance policies (the “Policy” or “Policies”).
The prospectus sets forth information that a prospective investor should know before investing. For a copy of the prospectus, and any prospectus supplements, contact American General Life Insurance Company (“AGL” or “Company”) at the address or telephone numbers given above. You may also visit www.corebridgefinancial.com/AGVUL.
Each term used in this SAI that is defined in the related prospectus has the same meaning as the prospectus’ definition. Effective March 19, 2021, AGL no longer sells these Policies.

2

GENERAL INFORMATION

AGL
American General Life Insurance Company (“AGL” or the “Company”) is a stock life insurance company organized under the laws of the State of Texas on April 11, 1960. AGL is an indirect, wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”). On March 26, 2026, Corebridge and Equitable Holdings, Inc., announced that they entered into a definitive agreement to combine in an all-stock merger. Under the terms of the merger agreement, both companies will become wholly owned subsidiaries of a newly formed holding company, which will be renamed “Equitable Holdings, Inc.” upon the closing of the transaction. The transaction is expected to close by year-end 2026, subject to certain regulatory approvals and other customary closing conditions. Upon completion of the transaction, AGL will be an indirect wholly owned subsidiary of the new Equitable Holdings, Inc. AGL offers individual term and universal life insurance, as well as fixed, variable and registered index-linked annuities in all states except in New York.
Separate Account VL-R
We hold the Fund shares in which any of your accumulation value is invested in Separate Account VL-R. Separate Account VL-R is registered as a unit investment trust with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940. We created the Separate Account on May 6, 1997 under Texas law. Effective on the close of business November 29, 2019, Separate Account VUL, Separate Account VUL-2, and Separate Account II were consolidated with and into Separate Account VL-R.
For record keeping and financial reporting purposes, the Separate Account is divided into 150 separate “divisions,” 46 of which correspond to the 46 variable “investment options” under the Policy. The remaining 104 divisions, and all of these 46 divisions, represent investment options available under other variable universal life policies we offer. We hold the Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option. One or more of the Funds may sell its shares to other funds.
The assets in Separate Account VL-R are our property. The assets in the Separate Account may not be used to pay any liabilities of AGL other than those arising from the Policies. AGL is obligated to pay all amounts under the Policies due the Policy owners. We act as custodian for the Separate Account’s assets.

NON-PRINCIPAL RISKS OF INVESTING IN THE POLICY

Mixed and Shared Funding Risk. We are required to track events to identify any material conflicts from using investment portfolios for both variable universal life and variable annuity separate accounts. The boards of the Funds, AGL, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:
•
state insurance law or federal income tax law changes;
•
investment management of an investment portfolio changes; or
•
voting instructions given by owners of variable universal life insurance policies and variable annuity contracts differ.
The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). One or more of the investment portfolios may sell its shares to other investment portfolios. Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.
If there is a material conflict, we have the duty to determine appropriate action, including removing the portfolios involved from our variable investment options. We may take other action to protect Policy owners. This could mean delays or interruptions of the variable operations.
When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an investment portfolio’s adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to owners.
Other Non-Principal Risks. All other non-principal risks of investing in the Policy are disclosed in the prospectus.
3

CUSTODIAN

AGL acts as custodian of the Separate Account. AGL has custody of all assets and cash of the Separate Account and handles the collection of proceeds of shares of the Funds bought and sold by the Separate Account.

DISTRIBUTION OF THE POLICIES

The Policies are offered on a continuous basis through Corebridge Capital Services, Inc. (“CCS”), located at 30 Hudson Street, 16th floor, Jersey City, NJ 07302. CCS is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority (“FINRA”). CCS is an indirect, wholly owned subsidiary of AGL. No underwriting fees are paid in connection with the distribution of the Policies.

ADDITIONAL INFORMATION ABOUT THE POLICIES

The purpose of this section is to provide you with information to help clarify certain discussion found in the related prospectus. Many topics, such as Policy sales loads and increases in your Policy’s death benefit, have been fully described in the related prospectus. For any topics that we do not discuss in this SAI, please see the related prospectus.
Unisex policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, premium class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex. In general, we do not offer policies for sale in situations which, under current law, require unisex premiums or benefits. However, we offer the Policies on both a unisex and a sex-distinct basis.
Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value proportionately to each increment of specified amount to compute our net amount at risk.
Special purchase plans. Special purchase plans provide for variations in, or elimination of, certain Policy charges, and would be available to a defined group of individuals. We currently do not provide for or support any special purchase plans.
Underwriting procedures and cost of insurance charges. Cost of insurance charges for the Policies will not be the same for all Policy owners. The chief reason is that the principle of pooling and distribution of mortality risks is based upon the assumption that each Policy owner pays a cost of insurance charge related to the insured’s mortality risk which is actuarially determined based upon factors such as age, sex and risk class of the insured and the face amount size band of the Policy. In the context of life insurance, a uniform mortality charge (the “cost of insurance charge”) for all insureds would discriminate unfairly in favor of those insureds representing greater mortality risks to the disadvantage of those representing lesser risks. Accordingly, although there will be a uniform “public offering price” for all Policy owners, because premiums are flexible and amounts allocated to the Separate Account will be subject to some charges that are the same for all owners, there will be a different “price” for each actuarial category of Policy owners because different cost of insurance rates will apply. The “price” will also vary based on net amount at risk. The Policies will be offered and sold pursuant to this cost of insurance schedule and our underwriting standards and in accordance with state insurance laws. Such laws prohibit unfair discrimination among insureds but recognize that premiums must be based upon factors such as age, sex, health and occupation. A table showing the maximum cost of insurance charges will be delivered as part of the Policy.
Our underwriting procedures are designed to treat applicants for Policies in a uniform manner. Collection of required medical information is conducted in a confidential manner. We maintain underwriting standards designed to avoid unfair or inconsistent decisions about which underwriting class should apply to a particular proposed insured person. In some group or employment-related situations, we may offer what we call simplified or guaranteed issue underwriting classes. These underwriting classes provide for brief or no medical underwriting. Our offer to insure a person under either class results in cost of insurance charges that are the same for each insured person.
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Certain arrangements. Most of the advisers or administrators of the Funds make certain payments to us, on a quarterly basis, for certain administrative, Policy, and Policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit.
More About the Fixed Account
Our general account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Policy’s declared Fixed Account. Unlike the Separate Account, the assets in the general account may be used to pay any liabilities of AGL in addition to those arising from the Policies. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
How we declare interest. Except for amounts held as collateral for loans, we can at any time change the rate of interest we are paying on any accumulation value allocated to our Fixed Account, but it will always be at an annual effective rate shown on your Policy Schedule.
Under these procedures, it is likely that at any time different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our fixed Account. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our Fixed Account will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.
Adjustments to Death Benefit
Suicide.  If the insured person commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders.
A new two-year period begins if you increase the specified amount. You can increase the specified amount only if the insured person is living at the time of the increase. In this case, if the insured person commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase.
Wrong age or sex. If the age or sex of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.
Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

ACTUARIAL EXPERT

Actuarial matters have been examined by Dongliang Zhou, who is Chief Pricing Actuary for AGL. An opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, located at 300 Madison Avenue New York, New York 10017, serves as the independent registered public accounting firm for Separate Account VL-R and AGL.
You may obtain a free copy of the financial statements if you write us at our VUL Administration Department or call us at 1-800-340-2765. The financial statements have also been filed with the SEC and can be obtained through its website at www.sec.gov.
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The following financial statements incorporated by reference within the SAI included on the most recent Form N-VPFS filed with the SEC have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:
•
The Audited statement of assets and liabilities of Separate Account VL-R of American General Life Insurance Company as of December 31, 2025 and the related statements of operations and changes in net assets for each of the two years in the period then ended December 31, 2025.
•
The Audited Statutory Financial Statements and Supplement Information of American General Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2025 and December 31, 2024, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2025.
The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.
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PART C: OTHER INFORMATION
Item 30.  Exhibits
Exhibit No.	Description	Location
(a)	Board of Directors Resolution.
(1)	Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R.	Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.
(b)	Custodian Agreements.	Inapplicable.
(c)	Underwriting Contracts.
(1)	Distribution Agreement with American General Equity Services Corporation.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-4 Registration Statement (File
No. 333-40637) of American General Life Insurance
Company Separate Account D filed on November 8, 2002.

(2)	Distribution Agreement with AIG Capital Services, Inc. now known as Corebridge Capital Services, Inc.
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 30, 2019.

(d)	Contracts.
(1)
AG Platinum Choice VUL 2 (renamed “AG
Platinum Choice VUL 2” as of July 3, 2017)
Flexible Premium Variable Universal Life
Insurance Policy, Interstate Insurance
Compact Version, Policy Form No.
ICC14-14904.

Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on November 3,
2014.

(2)
Platinum Choice VUL 2 (renamed “Platinum
Choice VUL 2” as of August 23, 2019)
Flexible Premium Variable Universal Life
Insurance Policy, Interstate Insurance
Compact Version, Policy Form No.
ICC14-14904.

Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on June 24, 2019.

(3)	AG Platinum Choice VUL 2 Flexible Premium Variable Universal Life Insurance Policy, State Specific Version, Policy Form No. 14904
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on November 3,
2014.

(4)	Platinum Choice VUL 2 Flexible Premium Variable Universal Life Insurance Policy, Nationwide Non-Compact Version, Policy Form No. 14904.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on June 24, 2019.

(5)	Monthly Guarantee Premium Rider for First 20 Years, Form No. 04720.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-118318) of American General Life Insurance
Company Separate Account VL-R filed on December 17,
2004.

(6)	Guaranteed Minimum Death Benefit Rider, Interstate Insurance Compact Version, Form No. ICC14-14291.	Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on May 22, 2014.
(7)	Guaranteed Minimum Death Benefit Rider, Interstate Insurance Compact Version, Form No. ICC19-19666.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on June 24, 2019.

(8)	Guaranteed Minimum Death Benefit Rider, State Specific Version, Form No. 14291.	Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on May 22, 2014.

Exhibit No.	Description	Location
(9)	Guaranteed Minimum Death Benefit Rider, Nationwide Non-Compact Version, Form No. 19666.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on June 24, 2019.

(10)	Accidental Death Benefit Rider, Form No. 82012.
Incorporated by reference to Post-Effective Amendment
No. 6 to Form N-6 Registration Statement (File
No. 333-118318) of American General Life Insurance
Company Separate Account VL-R filed on December 12,
2006.

(11)	Children’s Insurance Benefit Rider, Term Life Insurance, Form No. 82410.
Incorporated by reference to Post-Effective Amendment
No. 6 to Form N-6 Registration Statement (File
No. 333-118318) of American General Life Insurance
Company Separate Account VL-R filed on December 12,
2006.

(12)	Term Life Insurance Benefit Rider, Providing Annually Renewable Term Insurance (Spouse Term Rider), Form No. 88390.
Incorporated by reference to Post-Effective Amendment
No. 6 to Form N-6 Registration Statement (File
No. 333-118318) of American General Life Insurance
Company Separate Account VL-R filed on December 12,
2006.

(13)	Disclosure of Accelerated Death Benefits (also known as Terminal Illness Rider), Form No. AGLC102084 Rev0917.
Incorporated by reference to Post-Effective Amendment
No. 4 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 30, 2018.

(14)	Waiver of Monthly Deduction Rider, State Specific Version, Form No. 14002.
Incorporated by reference to Post-Effective Amendment
No. 3 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 28, 2017.

(15)	Overloan Protection Rider, Form No. 07620.
Incorporated by reference to Post-Effective Amendment
No. 2 to Form N-6 Registration Statement (File
No. 333-137817) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2007.

(16)	Supplemental Application for Chronic Illness Accelerated Death Benefit Rider (Accelerated Access Solution(SM)), Interstate Insurance Compact Version, Form No. ICC13-107422-2013 Rev0315.
Incorporated by reference to Post-Effective Amendment
No. 2 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 29, 2016.

(17)	Supplemental Application for Chronic Illness Accelerated Death Benefit Rider (Accelerated Access Solution(SM)), State Specific Version, Form No. AGLC107422-2013 Rev0315.
Incorporated by reference to Post-Effective Amendment
No. 2 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 29, 2016.

(18)	Death Benefit Installment Rider (also referred to as the Select Income Rider), Nationwide, Form No. 15997.
Incorporated by reference to Post-Effective Amendment
No. 3 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 28, 2017.

(19)	Enhanced Surrender Value Rider, Interstate Insurance Compact Version, Form No. ICC15-15990.
Incorporated by reference to Post-Effective Amendment
No. 3 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 28, 2017.

(20)	Enhanced Surrender Value Rider, Nationwide, Form No. 15990.
Incorporated by reference to Post-Effective Amendment
No. 3 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 28, 2017.

(21)	Children’s Term Life Insurance Rider, Interstate Insurance Compact Version, Form No. ICC16-16420.
Incorporated by reference to Post-Effective Amendment
No. 3 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 28, 2017.

Exhibit No.	Description	Location
(22)	Children’s Term Life Insurance Rider, Nationwide, Form No. 16420.
Incorporated by reference to Post-Effective Amendment
No. 3 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 28, 2017.

(23)	Waiver of Specified Premium Rider, Nationwide, Form No. 14306.
Incorporated by reference to Post-Effective Amendment
No. 3 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 28, 2017.

(24)	Waiver of Monthly Deduction Rider, Interstate Insurance Compact Version, Form No. ICC14-14002.
Incorporated by reference to Post-Effective Amendment
No. 3 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 28, 2017.

(25)	Accidental Death Benefit Rider, Interstate Insurance Compact Version, Form No. ICC18-18012.
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 30, 2019.

(26)	Accidental Death Benefit Rider, Nationwide Non-Compact Version, Form No. 18012.
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 30, 2019.

(27)	Enhanced Surrender Value Rider, Interstate Insurance Compact Version, Form No. ICC15-15990.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on June 24, 2019.

(28)	Enhanced Surrender Value Rider, Nationwide Non-Compact Version, Form No. 15990.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on June 24, 2019.

(29)	Guaranteed Minimum Cash Value Rider, Interstate Insurance Compact Version, Form No. ICC19-19716.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on June 24, 2019.

(30)	Guaranteed Minimum Cash Value Rider, Nationwide Non-Compact Version, Form No. 19716.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on June 24, 2019.

(e)	Applications.
(1)	Specimen form of Individual Life Insurance Application Single Insured - Part A, Form No. ICC15-108087 rev0218.
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 30, 2019.

(2)	Specimen form of Life Insurance Application - Part B (Medical History), Form No. ICC15-108088 rev0516.
Incorporated by reference to Post-Effective Amendment
No. 3 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 28, 2017.

(3)	Specimen Form of Variable Universal Life Insurance Supplemental Application, Nationwide Non-Compact Version, Form No. AGLC107631-2019.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on June 24, 2019.

(4)	Form of Variable Universal Life Insurance Supplemental Application, Interstate Insurance Compact Version, Form No. ICC19-107631.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on June 24, 2019.

(f)	Depositor’s Certificate of Incorporation and By-Laws.
(1)	Articles of Incorporation and all Amendments for American General Life Insurance Company	Incorporated by reference to Initial Registration Statement on Form S-1, filed on February 21, 2024, Accession No. 0001193125-24-040282.
(2)

Exhibit No.	Description	Location
(3)	By-Laws of American General Life Insurance Company, restated as of June 8, 2005.
Incorporated by reference to Post-Effective Amendment
No. 11 to Form N-6 Registration Statement (File
No. 333-43264) of American General Life Insurance
Company Separate Account VL-R filed on August 12,
2005.

(g)	Reinsurance Contracts.
(1)	Form of Reinsurance Agreement with General & Cologne Life Re of America.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-118318) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2007.

(2)	Form of Reinsurance Agreement with Munich American Reassurance Company.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-118318) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2007.

(3)	Form of Reinsurance Agreement with RGA Reinsurance Company.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-118318) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2007.

(4)	Form of Reinsurance Agreement with Swiss Re Life & Health America, Inc.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-118318) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2007.

(5)	Automatic and Facultative Reinsurance Agreement with Generali USA Life Reinsurance Company.
Incorporated by reference to Post-Effective Amendment
No. 6 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on April 30, 2014.

(h)	Participation Agreements.
(1)(a)	Form of Participation Agreement with AIM Variable Insurance Funds, Inc. (Invesco Variable Insurance Funds).
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form S-6 Registration Statement (File
No. 333-42567) of American General Life Insurance
Company Separate Account VL-R filed on March 23,
1998.

(1)(b)	Form of Amendment No. 4 to Participation Agreement with AIM Variable Insurance Funds, Inc. (Invesco Variable Insurance Funds).
Incorporated by reference to Post-Effective Amendment
No. 4 to Form S-6 Registration Statement (File
No. 333-42567) of American General Life Insurance
Company Separate Account VL-R filed on October 11,
2000.

(1)(c)	Form of Amendment No. 6 to Participation Agreement with AIM Variable Insurance Funds, Inc. (Invesco Variable Insurance Funds).	Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-103361) of American General Life Insurance Company Separate Account VL-R filed on February 21, 2003.
(1)(d)	Form of Amendment No. 10 to Participation Agreement with AIM Variable Insurance Funds, Inc. (Invesco Variable Insurance Funds).
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-143072) of American General Life Insurance
Company Separate Account VL-R filed on August 22,
2007.

(1)(e)	Form of Amendment No. 12 to Participation Agreement with AIM Variable Insurance Funds, Inc. (Invesco Variable Insurance Funds).
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on August 28,
2008.

(1)(f)	Form of Amendment No. 14 to Participation Agreement with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) effective April 30, 2010.
Incorporated by reference to Post-Effective Amendment
No. 3 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on May 2, 2011.

(2)(a)	Form of Participation Agreement with The Alger American Fund.
Incorporated by reference to Post-Effective Amendment
No. 6 to Form N-6 Registration Statement (File
No. 333-43264) of American General Life Insurance
Company Separate Account VL-R filed on April 30, 2003.

Exhibit No.	Description	Location
(3)(a)	Form of Shareholder Services Agreement with American Century Investment Management, Inc.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form S-6 Registration Statement (File
No. 333-89897) of American General Life Insurance
Company Separate Account VL-R filed on January 21,
2000.

(3)(b)	Form of Amendment No. 2 to Shareholder Services Agreement with American Century Investment Management, Inc.
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-118318) of American General Life Insurance
Company Separate Account VL-R filed on May 2, 2005.

(3)(c)	Specimen Form of Amendment No. 3 to Shareholder Services Agreement with American Century Investment Services, Inc.
Incorporated by reference to Post-Effective Amendment
No. 3 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 28, 2017.

(4)(a)	Form of Fund Participation Agreement with American Funds Insurance Series.
Incorporated by reference to Post-Effective Amendment
No. 2 to Form N-4 Registration Statement (File
No. 333-137892) of American General Life Insurance
Company (formerly AIG SunAmerica Life Assurance
Company) Variable Separate Account filed on April 26,
2007.

(4)(b)	Form of Amendment No. 3 to the Fund Participation Agreement with American Funds Insurance Series.
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on April 30, 2013.

(4)(c)	Form of Amendment No. 6 to the Fund Participation Agreement with American Funds Insurance Series.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on November 3,
2014.

(4)(d)	Consent to Assign with American Funds Insurance Series.
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on April 30, 2013.

(5)(a)	Form of Participation Agreement with Anchor Series Trust.
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on April 30, 2013.

(5)(b)	Form of Amendment 1 to Participation Agreement with Anchor Series Trust.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on November 3,
2014.

(6)(a)	Form of Amended and Restated Participation Agreement with Fidelity Variable Insurance Products Funds dated April 27, 2012.
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on April 30, 2013.

(6)(b)	Form of Amendment No. 1 to Amended and Restated Participation Agreement with Fidelity Variable Insurance Products Funds.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on November 3,
2014.

(7)(a)	Form of Amended and Restated Participation Agreement with Franklin Templeton Variable Insurance Products Trust dated as of October 1, 2002.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-80191) of American General Life Insurance
Company Separate Account VL-R filed on December 2,
2004.

(7)(b)	Form of Amendment No. 3 to Amended and Restated Participation Agreement with Franklin Templeton Variable Insurance Products Trust dated as of March 31, 2006.
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-129552) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2006.

Exhibit No.	Description	Location
(7)(c)	Form of Amendment No. 4 to Amended and Restated Participation Agreement with Franklin Templeton Variable Insurance Products Trust.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-143072) of American General Life Insurance
Company Separate Account VL-R filed on August 22,
2007.

(7)(d)	Form of Amendment No. 5 to Amended and Restated Participation Agreement with Franklin Templeton Variable Insurance Products Trust.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-153068) of American General Life Insurance
Company Separate Account VL-R filed on December 3,
2008.

(7)(e)	Form of Amendment No. 6 to Amended and Restated Participation Agreement with Franklin Templeton Variable Insurance Products Trust.
Incorporated by reference to Post-Effective Amendment
No. 6 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on April 30, 2014.

(7)(f)	Form of Amendment to Amended and Restated Participation Agreement with Franklin Templeton Variable Insurance Products Trust.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on November 3,
2014.

(8)(a)	Form of Fund Participation Agreement with JPMorgan Insurance Trust effective as of April 24, 2009.
Incorporated by reference to Post-Effective Amendment
No. 2 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on May 3, 2010.

(8)(b)	Form of Fund Amendment No. 3 to Participation Agreement with JPMorgan Insurance Trust.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on November 3,
2014.

(9)(a)	Form of Fund Participation Agreement with Janus Aspen Series.
Incorporated by reference to Post-Effective Amendment
No. 2 to Form S-6 Registration Statement (File
No. 333-80191) of American General Life Insurance
Company Separate Account VL-R filed on September 20,
2000.

(9)(b)	Form of Amendment No. 8 to Fund Participation Agreement with Janus Aspen Series.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on August 28,
2008.

(9)(c)	Form of Amendment No. 11 to Fund Participation Agreement with Janus Aspen Series.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on November 3,
2014.

(9)(d)	Form of Amendment to Fund Participation Agreement with Janus Aspen Series.
Incorporated by reference to Post-Effective Amendment
No. 2 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 29, 2016.

(10)(a)	Form of Participation Agreement with MFS Variable Insurance Trust.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form S-6 Registration Statement (File
No. 333-42567) of American General Life Insurance
Company Separate Account VL-R filed on March 23,
1998.

(10)(b)	Form of Amendment No. 5 to Participation Agreement with MFS Variable Insurance Trust.
Incorporated by reference to Post-Effective Amendment
No. 2 to Form S-6 Registration Statement (File
No. 333-80191) of American General Life Insurance
Company Separate Account VL-R filed on September 20,
2000.

Exhibit No.	Description	Location
(10)(c)	Form of Amendment No. 14 to Participation Agreement with MFS Variable Insurance Trust.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on August 28,
2008.

(10)(d)	Form of Letter Amendment to the Participation Agreement with MFS Variable Insurance Trust.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-118318) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2007.

(10)(e)	Form of Amendment No. 16 to Participation Agreement with MFS Variable Insurance Trust.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on November 3,
2014.

(11)(a)	Sales Agreement with Neuberger & Berman Advisors Management Trust.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form S-6 Registration Statement (File
No. 333-89897) of American General Life Insurance
Company Separate Account VL-R filed on January 21,
2000.

(11)(b)	Form of Assignment and Modification Agreement to Fund Participation Agreement (formerly known as Sales Agreement) with Neuberger & Berman Management Incorporated.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form S-6 Registration Statement (File
No. 333-89897) of American General Life Insurance
Company Separate Account VL-R filed on January 21,
2000.

(11)(c)	Form of Amendment to Fund Participation Agreement with Neuberger Berman Advisers Management Trust.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-137817) of American General Life Insurance
Company Separate Account VL-R filed on December 14,
2006.

(11)(d)	Form of Amendment No. 3 to Fund Participation Agreement with Neuberger Berman Advisers Management Trust.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on November 3,
2014.

(12)(a)	Form of Participation Agreement with PIMCO Variable Insurance Trust.
Incorporated by reference to Post-Effective Amendment
No. 2 to Form S-6 Registration Statement (File
No. 333-80191) of American General Life Insurance
Company Separate Account VL-R filed on September 20,
2000.

(12)(b)	Form of Amendment No. 1 to Participation Agreement with PIMCO Variable Insurance Trust.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-129552) of American General Life Insurance
Company Separate Account VL-R filed on March 30,
2006.

(12)(c)	Form of Amendment No. 2 to Participation Agreement with PIMCO Variable Insurance Trust.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-144594) of American General Life Insurance
Company Separate Account VL-R filed on October 2,
2007.

(12)(d)	Form of Novation of and Amendment to Participation Agreement with PIMCO Variable Insurance Trust.
Incorporated by reference to Post-Effective Amendment
No. 4 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on April 30, 2012.

(12)(e)	Form of Fourth Amendment to Participation Agreement with PIMCO Variable Insurance Trust.
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2015.

(13)(a)	Form of Participation Agreement with Seasons Series Trust.	Filed herewith

Exhibit No.	Description	Location
(14)(a)	Form of Participation Agreement with SunAmerica Series Trust.	Filed herewith
(15)(a)	Form of Participation Agreement with American General Series Portfolio Company.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
No. 333-40637) of American General Life Insurance
Company Separate Account D filed on February 12, 1998.

(15)(b)	Amendment One to Participation Agreement with American General Series Portfolio Company dated as of July 21, 1998.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
No. 333-70667) of American General Life Insurance
Company Separate Account D filed on March 18, 1999.

(15)(c)	Form of Amendment Two to Participation Agreement with American General Series Portfolio Company.
Incorporated by reference to Post-Effective Amendment
No. 2 to Form S-6 Registration Statement (File
No. 333-80191) of American General Life Insurance
Company Separate Account VL-R filed on September 20,
2000.

(15)(d)	Form of Amendment Three to Participation Agreement with North American Funds Variable Product Series I (formerly American General Series Portfolio Company).
Incorporated by reference to Post-Effective Amendment
No. 4 to Form S-6 Registration Statement (File
No. 333-42567) of American General Life Insurance
Company Separate Account VL-R filed on October 11,
2000.

(15)(e)	Form of Amendment Four to Participation Agreement with VALIC Company I (formerly North American Funds Variable Product Series I).
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
No. 333-109206) of American General Life Insurance
Company Separate Account D filed on December 17,
2003.

(15)(f)	Form of Amendment Ninth to Participation Agreement with AIG Retirement Company I (formerly VALIC Company I).
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on August 28,
2008.

(15)(g)	Form of Amendment Eleventh to Participation Agreement with VALIC Company I (formerly AIG Retirement Company I) effective as of May 1, 2009.
Incorporated by reference to Post-Effective Amendment
No. 2 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on May 3, 2010.

(15)(h)	Form of Twelfth Amendment to Participation Agreement with VALIC Company I.
Incorporated by reference to Post-Effective Amendment
No. 3 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on May 2, 2011.

(15)(i)	Form of Thirteenth Amendment to Participation Agreement with VALIC Company I.
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on April 30, 2013.

(15)(j)	Form of Fourteenth Amendment to Participation Agreement with VALIC Company I.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on November 3,
2014.

(16)(a)	Specimen form of Administrative Services Agreement with Invesco Advisers, Inc.
Incorporated by reference to Post-Effective Amendment
No. 3 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 28, 2017.

(16)(b)	Specimen form of Account Services Agreement with Invesco Distributors, Inc.
Incorporated by reference to Post-Effective Amendment
No. 3 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 28, 2017.

(16)(c)	Specimen form of Second Amendment to the Account Services Agreement with Invesco Distributors, Inc.
Incorporated by reference to Post-Effective Amendment
No. 3 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 28, 2017.

Exhibit No.	Description	Location
(17)(a)	Form of Service Agreement Class O with Fred Alger Management, Inc.
Incorporated by reference to Post-Effective Amendment
No. 6 to Form N-6 Registration Statement (File
No. 333-43264) of American General Life Insurance
Company Separate Account VL-R filed on April 30, 2003.

(18)(a)	Form of Shareholder Services Agreement with Anchor Series Trust.
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on April 30, 2013.

(19)(a)	Form of Amended and Restated Service Contract with Fidelity Variable Insurance Products Funds effective May 1, 2012.	Incorporated by reference to Form N-6 Registration Statement (File No. 333-185761) of American General Life Insurance Company Separate Account II filed on January 2, 2013.
(20)(a)	Form of Service Agreement with Fidelity Investments Institutional Operations Company, Inc.
Incorporated by reference to Post-Effective Amendment
No. 2 to Form S-6 Registration Statement (File
No. 333-80191) of American General Life Insurance
Company Separate Account VL-R filed on September 20,
2000.

(20)(b)	Form of First Amendment to Service Agreement with Fidelity Investments Institutional Operations Company, Inc.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-137817) of American General Life Insurance
Company Separate Account VL-R filed on December 14,
2006.

(21)(a)	Form of Administrative Services Agreement with Franklin Templeton Services, Inc. dated as of July 1, 1999.
Incorporated by reference to Post-Effective Amendment
No. 1 to Form S-6 Registration Statement (File
No. 333-87307) of American General Life Insurance
Company Separate Account VL-R filed on October 10,
2000.

(21)(b)	Form of Amendment to Administrative Services Agreement with Franklin Templeton Services, LLC effective November 1, 2001.
Incorporated by reference to Post-Effective Amendment
No. 1 to Form S-6 Registration Statement (File
No. 333-65170) of American General Life Insurance
Company Separate Account VL-R filed on December 3,
2001.

(21)(c)	Form of Amendment No. 8 to Administrative Services Agreement with Franklin Templeton Services, LLC.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-153068) of American General Life Insurance
Company Separate Account VL-R filed on December 3,
2008.

(21)(d)	Form of Amendment No. 9 to Administrative Services Agreement with Franklin Templeton Services, LLC.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on November 3,
2014.

(22)(a)	Form of Distribution and Shareholder Services Agreement with Janus Distributors, Inc.
Incorporated by reference to Post-Effective Amendment
No. 2 to Form S-6 Registration Statement (File
No. 333-80191) of American General Life Insurance
Company Separate Account VL-R filed on September 20,
2000.

(23)(a)	Form of Amended and Restated Administrative Services Agreement with Neuberger & Berman Management Incorporated.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on November 3,
2014.

(24)(a)	Form of Services Agreement with Pacific Investment Management Company LLC.
Incorporated by reference to Post-Effective Amendment
No. 2 to Form S-6 Registration Statement (File
No. 333-80191) of American General Life Insurance
Company Separate Account VL-R filed on September 20,
2000.

Exhibit No.	Description	Location
(24)(b)	Form of Amendment No. 1 to Services Agreement with Pacific Investment Management Company LLC.
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2009.

(24)(c)	Form of Amendment No. 2 to Services Agreement with Pacific Investment Management Company LLC.
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2015.

(24)(d)	Form of Amendment to Services Agreement with Pacific Investment Management Company LLC.
Incorporated by reference to Post-Effective Amendment
No. 4 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 30, 2018.

(25)(a)	Form of PIMCO Variable Insurance Trust Services Agreement with PIMCO Variable Insurance Trust.
Incorporated by reference to Post-Effective Amendment
No. 2 to Form S-6 Registration Statement (File
No. 333-80191) of American General Life Insurance
Company Separate Account VL-R filed on September 20,
2000.

(25)(b)	Form of Amendment No. 2 to PIMCO Variable Insurance Trust Services Agreement with PIMCO Investments LLC.
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2015.

(26)(a)	Form of Shareholder Services Agreement with Seasons Series Trust.
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on April 30, 2013.

(27)(a)	Form of Administrative Services Agreement with SunAmerica Asset Management Corp.
Incorporated by reference to Post-Effective Amendment
No. 2 to Form S-6 Registration Statement (File
No. 333-65170) of American General Life Insurance
Company Separate Account VL-R filed on April 24, 2002.

(27)(b)	Form of Amendment No. 4 to Administrative Services Agreement with SunAmerica Asset Management, LLC.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on November 3,
2014.

(28)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with AIM/Invesco.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-118318) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2007.

(29)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with Alger.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-118318) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2007.

(30)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with American Century.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-118318) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2007.

(31)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with American Funds.
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2015.

(31)(b)	Form of Amendment No. 2 to SEC Rule 22c-2 Information Sharing Agreement with American Funds.
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2015.

(32)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with Anchor Series Trust.
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on April 30, 2013.

Exhibit No.	Description	Location
(33)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with Fidelity.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-118318) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2007.

(34)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with Franklin Templeton.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-118318) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2007.

(35)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with JPMorgan Insurance Trust.
Incorporated by reference to Post-Effective Amendment
No. 2 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on May 3, 2010.

(36)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with Janus.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-118318) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2007.

(37)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with MFS.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-118318) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2007.

(38)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with Neuberger Berman.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-118318) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2007.

(39)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with PIMCO.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-118318) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2007.

(39)(b)	Form of Amendment No. 1 to SEC Rule 22c-2 Information Sharing Agreement with PIMCO.
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2015.

(40)(a)	Form of SEC Rule 22c-2 Information sharing Agreement with Seasons Series Trust.
Incorporated by reference to Post-Effective Amendment
No. 5 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on April 30, 2013.

(41)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with SunAmerica.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-118318) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2007.

(41)(a)	Form of SEC Rule 22c-2 Information Sharing Agreement with VALIC Company I.
Incorporated by reference to Post-Effective Amendment
No. 7 to Form N-6 Registration Statement (File
No. 333-118318) of American General Life Insurance
Company Separate Account VL-R filed on May 1, 2007.

(42)(a)	Form of Consent to Assignment of Fund Participation and other Agreements with AIG Capital Services, Inc.
Incorporated by reference to Post-Effective Amendment
No. 6 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on April 30, 2014.

(i)	Administrative Contracts.
(1)(a)	Form of Service and Expense Agreement dated February 1, 1974 with American International Group, Inc.
Incorporated by reference to Post-Effective Amendment
No. 8 to Form N-6 Registration Statement (File
No. 333-43264) of American General Life Insurance
Company Separate Account VL-R filed on May 3, 2004.

(1)(b)	Form of Addendum No. 1 to Service and Expense Agreement with American International Group, Inc. dated May 21, 1975.
Incorporated by reference to Post-Effective Amendment
No. 8 to Form N-6 Registration Statement (File
No. 333-43264) of American General Life Insurance
Company Separate Account VL-R filed on May 3, 2004.

Exhibit No.	Description	Location
(1)(c)	Form of Addendum No. 2 to Service and Expense Agreement with American International Group, Inc. dated September 23, 1975.
Incorporated by reference to Post-Effective Amendment
No. 8 to Form N-6 Registration Statement (File
No. 333-43264) of American General Life Insurance
Company Separate Account VL-R filed on May 3, 2004.

(1)(d)	Form of Addendum No. 24 to Service and Expense Agreement with American International Group, Inc. dated December 30, 1998.
Incorporated by reference to Post-Effective Amendment
No. 8 to Form N-6 Registration Statement (File
No. 333-43264) of American General Life Insurance
Company Separate Account VL-R filed on May 3, 2004.

(1)(e)	Form of Addendum No. 28 to Service and Expense Agreement with American International Group, Inc. effective January 1, 2002.
Incorporated by reference to Post-Effective Amendment
No. 8 to Form N-6 Registration Statement (File
No. 333-43264) of American General Life Insurance
Company Separate Account VL-R filed on May 3, 2004.

(1)(f)	Form of Addendum No. 30 to Service and Expense Agreement with American International Group, Inc. effective January 1, 2002.
Incorporated by reference to Post-Effective Amendment
No. 8 to Form N-6 Registration Statement (File
No. 333-43264) of American General Life Insurance
Company Separate Account VL-R filed on May 3, 2004.

(1)(g)	Form of Addendum No. 32 to Service and Expense Agreement with American International Group, Inc. effective May 1, 2004.
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-118318) of American General Life Insurance
Company Separate Account VL-R filed on May 2, 2005.

(1)(h)	Specimen form of Addendum No. 45 to Service and Expense Agreement with American International Group, Inc. dated October 1, 2017.
Incorporated by reference to Post-Effective Amendment
No. 4 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 30, 2018.

(j)	Other Material Contracts.
(1)	Amended and Restated Unconditional Capital Maintenance Agreement with American International Group, Inc.
Incorporated by reference to Post-Effective Amendment
No. 6 to Form N-6 Registration Statement (File
No. 333-151576) of American General Life Insurance
Company Separate Account VL-R filed on April 30, 2014.

(2)	Termination Agreement of the Amended and Restated Unconditional Capital Maintenance Agreement with American International Group, Inc.
Incorporated by reference to Post-Effective Amendment
No. 2 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on April 29, 2016.

(k)	Legal Opinion.
(1)	Opinion of Counsel and Consent of Depositor.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on November 3,
2014.

(l)	Actuarial Opinion.
(1)	Opinion and Consent of American General Life Insurance Company’s actuary.
Incorporated by reference to Pre-Effective Amendment
No. 1 to Form N-6 Registration Statement (File
No. 333-196172) of American General Life Insurance
Company Separate Account VL-R filed on November 3,
2014.

(m)	Calculation.	None
(n)	Other Opinions.
(1)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.	Filed herewith
(o)	Omitted Financial Statements.	None
(p)	Initial Capital Agreements.	None
(q)	Redeemability Exemption.

Exhibit No.	Description	Location
(1)
Description of Issuance, Transfer and
Redemption Procedures for the Variable
Universal Life Insurance Policies Pursuant to
Rule 6e-3(T)(b)(12)(iii) under the
Investment Company Act of 1940 as of
May 1, 2026.
Filed herewith
(r)	Form of Initial Summary Prospectus	None
(s)	Powers of Attorney.
(1)	Power of Attorney - American General Life Insurance Company.	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4, File No. 333-277203, filed on October 24, 2025, Accession No. 0001193125-25-25000.

Item 31.  Directors and Officers of the Depositor
The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2727-A Allen Parkway, 3-D1, Houston, Texas 77019, unless otherwise noted.
NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
Christopher B. Smith (7)	Director, Chairman of the Board and President
Christopher P. Filiaggi (7)	Director, Senior Vice President and Chief Financial Officer
Jonathan J. Novak (1)	Director, President, Institutional Markets
Bryan A. Pinsky (2)	Director, President, Individual Retirement and Life Insurance
Lisa M. Longino (7)	Director, Executive Vice President and Chief Investment Officer
David Ditillo (5)	Director, Executive Vice President and Chief Information Officer
Emily W. Gingrich (4)	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
Eric G. Tarnow	Director, Senior Vice President, Head of Life Insurance
Terri N. Fiedler (3)	Director
Elizabeth B. Cropper (7)	Executive Vice President and Chief Human Resources Officer
John P. Byrne III (3)	President, Financial Distributor
Steven D. (“Doug”) Caldwell, Jr. (7)	Executive Vice President and Chief Risk Officer
Christina M. Haley (2)	Senior Vice President, Individual Retirement Products
Patricia M. Schwartz (2)	Senior Vice President, Head of Valuation and Financial Reporting, and Appointed Actuary
Sai P. Raman (6)	Senior Vice President, Institutional Markets
Mallary L. Reznik (2)	Senior Vice President, General Counsel and Assistant Secretary
Jeannette N. Pina (7)	Senior Vice President, Corporate Secretary
Jonathan A. Gold (7)	Senior Vice President and Deputy Investment Officer
Brigitte K. Lenz	Vice President and Controller
Jennifer Powell (3)	Vice President and Chief Compliance Officer, and 38a-1 Compliance Officer
Brian O. Moon (7)	Vice President and Treasurer
Mersini G. Keller	Vice President and Tax Officer
Angel R. Ramos	Vice President and Tax Officer
Aimy T. Tran (2)	Vice President, Product Filing
Tyra G. Wheatley	Vice President, Product Filing
Korey L. Dalton	Vice President
Christopher J. Hobson (2)	Vice President
Jennifer N. Miller	Vice President
Marjorie D. Brothers (3)	Assistant Secretary
Alison Chen (1)	Assistant Secretary
William Langston (7)	Assistant Secretary
Angela G. Bates (4)	Anti-Money Laundering and Economic Sanctions Compliance Officer
Joey D. Zhou (3)	Illustration Actuary
Michael F. Mulligan (1)	Head of International Pension Risk Transfer
Ethan D. Bronsnick (7)	Head of U.S. Pension Risk Transfer and Head of Structured Settlements
Aileen V. Apuy	Manager, State Filings
Connie C. Merer (1)	Assistant Manager, State Filings
Melissa H. Cozart (3)	Privacy Officer
Thomas Bartolomeo	Chief Information Security Officer

(1)
10880 Wilshire Boulevard, Suite 1101, Los Angeles, CA 90024
(2)
21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367
(3)
2919 Allen Parkway, Houston, TX 77019
(4)
1133 Avenue of the Americas, 33rd Floor, New York, NY 10036
(5)
3211 Shannon Road, Durham, NC 27707
(6)
401 Merritt 7, Norwalk, CT 06851
(7)
30 Hudson Street, Jersey City, NJ 07302
Item 32.  Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of American General Life Insurance Company (“Depositor”). The Depositor is an indirect, wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”). An organizational chart for Corebridge can be found as Exhibit 21 in Corebridge’s Form 10-K, SEC File No. 001-41504, Accession No. 0001889539-26-000022, filed on February 11, 2026. Exhibit 21 is incorporated herein by reference.
Item 33.  Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
AMERICAN GENERAL LIFE INSURANCE COMPANY
To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Item 34.  Principal Underwriters
(a) Other Activity. Registrant’s principal underwriter, Corebridge Capital Services, Inc., also acts as principal underwriter for the following investment companies:
American General Life Insurance Company
Variable Separate Account
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
AG Separate Account D
AGL Separate Account I of AGL
AGL Separate Account VL-R
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account Five
USL Separate Account VL-R
USL Separate Account USL A
USL Separate Account RS
The Variable Annuity Life Insurance Company
Variable Annuity Life Insurance Co Separate Account A

VALIC Company I
(b) Management.
The following information is provided for each director and officer of the principal underwriter.
Name and Principal Business Address*	Positions and Offices with Underwriter Corebridge Capital Services, Inc.
Christina Nasta	Director, Chairman of the Board, President and Chief Executive Officer
John P. Byrne III (1)	Director
Nicholas G. Intrieri	Director
Ryan Tapak	Director
Eric Taylor	Director
Cynthia L. Burnette (1)	Vice President, Chief Financial Officer, Chief Operations Officer, Treasurer and Controller
Michael Fortey (1)	Chief Compliance Officer
Jeannette N. Pina	Senior Vice President and Corporate Secretary
Mersini G. Keller	Vice President, Tax Officer
Anish Cheeran (1)	Vice President, Tax Officer
Angel Ramos (1)	Vice President, Tax Officer
Katarzyna Halasiewicz(1)	Vice President, Tax Officer
Mallary L. Reznik (2)	Vice President
Marjorie Brothers (1)	Assistant Secretary
Allison Chen (2)	Assistant Secretary
William Langston	Assistant Secretary
*
Unless otherwise indicated, the principal business address of Corebridge Capital Services, Inc. and of each of the above individuals is 30 Hudson Street, 16th Floor, Jersey City, New Jersey 07302.
(1) Principal business address 2919 Allen Parkway, Houston, TX 77019
(2) Principal business address 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997
(c) Compensation From the Registrant. Corebridge Capital Services, Inc. retains no compensation or commissions from the Registrant.
Item 35.  Location of Accounts and Records
All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191.
Item 36.  Management Services
Not applicable.
Item 37.  Fee Representation
American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City of Jersey City, and the State of New Jersey, on this 22nd day of April, 2026.
AGL Separate Account VL-R
(Registrant)
BY:	AMERICAN GENERAL LIFE INSURANCE COMPANY (On behalf of the Registrant and itself)
BY:	/s/ CHRISTOPHER FILIAGGI CHRISTOPHER FILIAGGI DIRECTOR, SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
*CHRISTOPHER B. SMITH CHRISTOPHER B. SMITH	Director, Chairman of the Board, and President (Principal Executive Officer)	April 22, 2026

*CHRISTOPHER V. FILIAGGI CHRISTOPHER V. FILIAGGI	Director, Senior Vice President, and Chief Financial Officer (Principal Financial Officer) (Principal Accounting Officer)	April 22, 2026

*TERRI N. FIEDLER TERRI N. FIEDLER	Director	April 22, 2026

*DAVID DITILLO DAVID DITILLO	Director	April 22, 2026

*LISA M. LONGINO LISA M. LONGINO	Director	April 22, 2026

*JONATHAN J. NOVAK JONATHAN J. NOVAK	Director	April 22, 2026

*BRYAN A. PINSKY BRYAN A. PINSKY	Director	April 22, 2026

*ERIC G. TARNOW ERIC G. TARNOW	Director	April 22, 2026

*EMILY W. GINGRICH EMILY W. GINGRICH	Director	April 22, 2026

*BY:/s/ TRINA SANDOVAL TRINA SANDOVAL Attorney-in-Fact (Pursuant to Powers of Attorneypreviously filed)	Director	April 22, 2026